UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F Street, NW

Washington, DC 20004-1604

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Richard Hisey AARP Financial Incorporated Two Highwood Drive, Suite 202 Tewksbury, MA 01876	Gary O. Cohen, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, NW Suite 400 East Washington, DC 20007-5208

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: June 30, 2009

Item 1.	Report to Shareholders

Annual Report

June 30, 2009

U.S. Bond Market Portfolio

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	1

U.S. Bond Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2009

Mortgage-backed securities	38.2%	Asset-backed securities	0.5%

U.S. Treasury	24.3%	Municipal bonds	0.3%

Corporate bonds	18.9%	Cash equivalents	2.6%

U.S. Government Agencies	8.8%	Other assets and liabilities, net	(1.7)%

International debt	4.7%	Total net assets	100.0%

Commercial mortgage-backed securities	3.4%

See Notes to Financial Statements.

Performance as of June 30, 2009 (unaudited)

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the U.S. Bond
Market Portfolio from
December 30, 2005
(inception date) through
June 30, 2009, compared to
the Barclays Capital
Aggregate Bond Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary	Average Annual Returns as of June 30, 2009	1-Year	Since inception

	U.S. Bond Market Portfolio	6.12%	5.11%[1]

	Barclays Capital Aggregate Bond Index®	6.05%	5.27%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Fund assumes the reinvestment of all dividends and distributions. The index above has been adjusted to reflect reinvestment of dividends on securities in the index. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

[1]  For the period from December 30, 2005 (inception date) to June 30, 2009.

Sources: Barclays Capital, Inc., AARP Financial

2	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

Barclays Capital Aggregate Bond Index*

This index serves as the benchmark for the U.S. Bond Market Portfolio. The index includes a large variety of U.S. bonds that are investment grade and taxable, covering three major types of bonds: government and corporate bonds, mortgage-backed securities and asset-backed securities. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

U.S. Bond Market Portfolio

Investment commentary

The U.S. Bond Market Portfolio seeks to replicate the total return of the Barclays Capital Aggregate Bond Index.

For the twelve month period ended June 30, 2009, the U.S. Bond Market Portfolio returned +6.12%, net of fees, versus the benchmark return of +6.05%. The index return reflects all items in terms of income, gain and loss, and the reinvestment of other income.

During the third quarter of 2008, Treasuries rallied in a powerful flight to quality amid deteriorating economic fundamentals. Concerns persisted about the viability of Fannie Mae and Freddie Mac, and eventually, an outright bailout of these two government sponsored enterprises was required. In September a full-fledged contagion swept up all markets in a highly correlated negative run. The collapse of Lehman Brothers triggered panicked selling and an end to the crisis seemed nowhere in sight.

The latter part of the fourth quarter 2008 brought early signs that liquidity and market intervention programs undertaken by governments and regulators around the world were beginning to result in improved market liquidity; however, economic conditions continued to worsen. U.S. jobs data, consumer confidence, and other key economic measures provided a steady stream of bad news. Similar scenarios unfolded worldwide culminating in a coordinated 50 basis point rate cut among major central banks. In addition to the coordinated rate cut, the U.S. government implemented additional programs for large mortgage and securitized markets intervention, as well as bailout loans to the auto industry and key non-bank financial industry players. In late December 2008, the Federal Reserve announced a new fed funds rate target range of 0-0.25%.

Early 2009 marked a rise in 10-year Treasury rates, and the Treasury yield curve between two- and thirty-year maturities steepened by 0.74%. In contrast to the flight to quality, which had been driving the market in 2008, the focus was instead on upcoming supply pressures in the Treasury sector from a myriad of government programs launched to combat the ongoing financial crisis. During this time, the economy continued to worsen, as companies around the globe announced reduced profits, downsized expectations, and reduced investment plans. Although the shortest-term areas of the credit markets showed some signs of life, broad swaths of the securitized and lower-quality corporate markets remained frozen. Central bankers outside the U.S. continued to lower their rates, and both the Organization for Economic Co-operation and Development (“OECD”) and World Bank announced expectations for falling worldwide GDP for the first time since World War II. Also during this time, the U.S. Treasury announced another program, in the form of a public-private partnership, to help move toxic assets off of banks’ balance sheets.

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	3

After six consecutive quarters of declines, stock markets rallied in the second quarter of 2009 indicating that the U.S. economy’s long period of decline may be moderating. Simultaneously, 10-year Treasury rates rose, and the Treasury yield curve steepened, as buyers continued to sell Treasuries for riskier assets and anticipated rising inflation as the economy heals. Moreover, short term fixed income markets provided a signal of a more normal market environment in the form of reduced LIBOR funding rates and falling commercial paper yields. At the same time, some market participants have questioned the sustainability of the rally across markets and in some cases, current valuations in equities. With recent declines in consumer confidence, and increases in the level of unemployment, the outlook remains uncertain.

The Portfolio invests in investment-grade bonds, and uses a sampling strategy to gain benchmark exposure. The cornerstone of this strategy is stratified sampling executed under strict guidelines that eliminate active over/underweight positions. The Portfolio is built with no active management bias and seeks to match the index in all major characteristics, such as duration, term structure, quality distribution, and issuer and sector exposure. As of June 30, 2009 the Portfolio held 614 of the 8,820 benchmark constituents, or roughly 6.96%. Tracking error experienced is within expectations of a sampled portfolio and should continue to improve with asset growth.

Sources: Bloomberg, SSgA Performance Group, FactSet, Barclay’s Capital, Citigroup, Wall Street Journal, Financial Times

The views expressed in this material are the views of SSgA through the period ended June 30, 2009 and are subject to change based on market and other conditions. The information provided does not constitute investment advice and it should not be relied on as such. All material has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

The US Barclays Capital Aggregate Index is a trademark of Barclays Capital, Inc

4	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2009

Information technology	17.6%	Utilities	4.5%

Financials	14.7%	Materials	3.8%

Health care	13.2%	Telecommunication services	3.3%

Industrials	11.1%	Cash equivalents	1.6%

Energy	10.8%	Other assets and liabilities, net	(0.0)%	[1]

Consumer discretionary	10.5%	Total net assets	100.0%

Consumer staples	8.9%

[1] Represents less than 0.1%. See Notes to Financial Statements.

Performance as of June 30, 2009 (unaudited)

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the U.S. Stock
Market Portfolio from
December 30, 2005
(inception date) through
June 30, 2009, compared to
the MSCI U.S. Investable
Market 2500 Index®.

This hypothetical example does not represent the returns of any particular investment.

Performance Summary	Average Annual Returns as of June 30, 2009	1-Year	Since inception

	U.S. Stock Market Portfolio	(26.49)%	(6.63)%[1]

	MSCI U.S. Investable Market 2500 Index®	(26.28)%	(6.02)%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Fund assumes the reinvestment of all dividends and distributions. The index above has been adjusted to reflect reinvestment of dividends on securities in the index. The adviser is waiving a portion of its advisory fee and other operating expenses. Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

[1]  For the period from December 30, 2005 (inception date) to June 30, 2009.

Sources: MSCI Barra., AARP Financial

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	5

U.S. Stock Market Portfolio

Investment commentary

The fund seeks to replicate the total return of the MSCI U.S. Investable Market 2500 Index.

For the twelve month period ended June 30, 2009 the U.S. Stock Market Portfolio returned -26.49% versus the benchmark return of -26.28%. The index return reflects all items in terms of income, gain, and loss and the reinvestment of dividends and other income.

From June 30, 2008 through June 30, 2009 all sectors experienced negative returns. The Financials (-34.88%), Energy (-43.32%), and Industrials (-34.96%) sectors had the most influence on index performance. Within the Financial sector, Citigroup (-82%), Bank of America (-42%) and American International Group (-96%), had the largest impact. The Energy sector was influenced by Exxon Mobile (-19%), ConocoPhillips (-54%), and Schlumberger (-49%). Many companies impacted the performance of the Industrials sector, however General Electric (-53%), Caterpillar (-53%) and Boeing (-33%) were the largest. The sectors that had the least negative contribution to the return include Telecommunications Services (-21.41%), Consumer Discretionary (-17.99%) and Utilities (-27.43%). Within the Telecommunication Services sector Verizon (-8%), Qwest Communications International (+16%), and Neutral Tandem (+47%) were the largest contributors. Within the Consumer Discretionary sector, Amazon (+14%), Ford Motor (+26%) and Home Depot (+5%) were the largest contributors. The top three contributors to the Utilities sector include FPL Group (-10%), PG&E (+1%) and Puget Energy (+29%).

Individually, the largest positive contributor was Schering-Plough (+29%) which contributed 0.19% to the Portfolio’s performance. The largest negative contribution was from General Electric (-53%) which impacted performance by -1.34%.

The MSCI Indices are a trademark of Morgan Stanley Capital International.

The views expressed in this material are the views of SSgA through the period ended June 30, 2009 and are subject to change based on market and other conditions. The information provided does not constitute investment advice and it should not be relied on as such. All material has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

MSCI U.S. Investable Market 2500 Index

This index serves as the benchmark for the U.S. Stock Market Portfolio. The index includes about 2,500 securities listed on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The stocks represent companies of all types and sizes. The index is unmanaged and you cannot directly invest in it. In addition, indexes do not have expenses.

6	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio

Portfolio composition (As a percentage of net assets)
June 30, 2009

Financials	17.2%	Telecommunication services	4.2%

Industrials	7.9%	Utilities	3.8%

Consumer discretionary	7.8%	Information technology	3.7%

Energy	6.8%	Exchange-traded funds	26.7%

Consumer staples	6.5%	Cash equivalents	1.1%

Materials	6.5%	Other assets and liabilities, net	2.1%

Health care	5.7%	Total net assets	100.0%

See Notes to Financial Statements.

Performance as of June 30, 2009 (unaudited)

Growth of $10,000

This graph illustrates the
hypothetical investment of
$10,000 in the International
Stock Market Portfolio from
December 30, 2005
(inception date) through
June 30, 2009, compared to
the MSCI EAFE Index® and
the MSCI ACWI Ex U.S.
Index.

This hypothetical example does not represent the returns of any particular investment.

Performance summary	Average Annual Returns as of June 30, 2009	1-Year	Since inception

	International Stock Market Portfolio	(28.75)%	(3.93)%[1]

	MSCI EAFE Index®	(30.20)%	(4.34)%[1]

	MSCI ACWI Ex US Index[2]	(27.56)%	(2.78)%[1]

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. The performance of the Fund assumes the reinvestment of all dividends and distributions. The indexes above have been adjusted to reflect reinvestment of dividends on securities in the indexes. The adviser is waiving a portion of its advisory fee and other operating expenses.
Had the fees not been waived or reimbursed, returns would have been lower. It is not possible to invest directly in an Index.

[1]  For the period from December 30, 2005 (inception date) to June 30, 2009.

[2]  Effective January 1, 2009, the Fund changed its benchmark index from MSCI EAFE Index to the MSCI ACWI Ex US Index in order to gain exposure to emerging markets and Canadian securities.

Sources: MSCI Barra., AARP Financial

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	7

International Stock Market Portfolio

Investment commentary

The Portfolio seeks to replicate the total return of the MSCI ACWI ex-U.S. Index.

For the twelve month period ended June 30, 2009 the International Stock Market Portfolio returned -28.75% versus the benchmark return of -27.56%. The index return reflects all items in terms of income, gain, and loss and the reinvestment of dividends and other income.

From June 30, 2008 through June 30, 2009 all sectors in the MSCI ACWI ex-U.S. Index experienced negative returns. The Financials (-35.31%), Materials (-44.06%), and Industrials (-32.45%) sectors had the most influence on index performance. Within the Financial sector, HSBC Holdings (-35%), Royal Bank of Scotland (-85%), and Mitsubishi UFJ Financial Group (-29%) had the largest impact. The Materials sector was influenced by Rio Tinto (-64%), Acelormittal (-74%), and Anglo American (-58%). Many companies impacted the performance of the Industrials sector, however Siemens (-36%), Mitsubishi (-42%) and ABB (-44%) were the largest. The sectors that had the least negative contribution to the return include Telecommunications Services (-22.10%), Information Technology (-30.10%) and Consumer Staples (-17.77%). Within the Telecommunication Services sector Softbank (+16%), Telefonica (-10%), and Iliad (+19%) were the largest contributors. Within the Information Technology sector, Ericsson (-4%), Autonomy (+51%) and Rohm (+29%) were the largest contributors. The top three contributors to the Consumer Staples sector include Anheuser-Busch (-16%), Delhaize (+7%) and SABMiller (-9%).

Individually, the largest positive contributor was Volkswagon (+18%) which contributed 0.27% to the Portfolio’s performance. The largest negative contribution was from HSBC Holdings (-35%) which impacted performance by -0.84%.

The MSCI Indices are a trademark of Morgan Stanley Capital International.

The views expressed in this material are the views of SSgA through the period ended June 30, 2009 and are subject to change based on market and other conditions. The information provided does not constitute investment advice and it should not be relied on as such. All material has been obtained from sources believed to be reliable, but its accuracy is not guaranteed. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Country allocation

Percentage of Net Assets
Japan	17.0%
United Kingdom	14.6%
France	7.1%
Germany	5.5%
Switzerland	5.2%
Australia	5.1%
Spain	3.1%
Italy	2.5%
Netherlands	1.9%
Sweden	1.7%
Hong Kong	1.7%
United States	1.1%
Finland	0.9%
Singapore	0.9%
Belgium	0.7%
Denmark	0.7%
Norway	0.5%
Greece	0.4%
Austria	0.2%
Portugal	0.2%
Ireland	0.1%
New Zealand	0.1%
Other securities[1]	26.7%
Other assets and liabilities	2.1%

Total net assets	100.0%

[1]	Other securities include exchange-traded funds.

MSCI ACWI ex-U.S. Index

This index is a free float adjusted market capitalization weighted index that is designed to mirror the equity market performance of developed and emerging markets. The MSCI ACWI ex-U.S. Index® consisted of 46 country indices comprised of 22 developed and 24 emerging market indices.

8	AARP PORTFOLIOS 2009 ANNUAL REPORT	Understanding Your Expenses

Understanding Your Expenses (unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including investment advisory fees, and other expenses of running a fund. It’s important to understand exactly how much you pay to purchase and own a fund and to compare the costs of owning different funds because these costs reduce your returns.

The example in the table on the next page is intended to help you to understand your ongoing costs in dollars of investing in an AARP Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

Actual expenses

The first line for each Portfolio in the table on the next page provides information about actual account values and actual expenses. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

The second line in the table on the next page labeled “Hypothetical”, helps you to compare the costs of a Portfolio to other funds using a 5% return as required by the Securities and Exchange Commission for all mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. You should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Portfolio with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Understanding Your Expenses	AARP PORTFOLIOS 2009 ANNUAL REPORT	9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning account value 1/1/09	Ending account value 6/30/09	Expenses paid during period[1]

U.S. Bond Market Portfolio
Actual	$1,000	$1,017.30	$1.25
Hypothetical	$1,000	$1,023.55	$1.25
(assuming a 5% return before expenses)

U.S. Stock Market Portfolio
Actual	$1,000	$1,041.90	$1.27
Hypothetical	$1,000	$1,023.55	$1.25
(assuming a 5% return before expenses)

International Stock Market Portfolio
Actual	$1,000	$1,103.20	$1.56
Hypothetical	$1,000	$1,023.31	$1.51
(assuming a 5% return before expenses)

[1]  Expenses reflect the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows: U.S. Bond Market Portfolio 0.25%, U.S. Stock Market Portfolio 0.25% and International Stock Market Portfolio 0.30%.

10	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio

June 30, 2009

Portfolio of investments

	Par amount	Value

Asset-Backed Securities–0.5%
Capital Auto Receivables
Asset Trust, 4.680%, 10/15/2012	$25,000	$25,612
Capital One Multi-Asset
Execution Trust, 4.900%, 12/15/2017	25,000	21,566
Citibank Credit Card
Issuance Trust, 4.900%, 12/12/2016	100,000	100,650
Citibank Credit Card
Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	15,223
Countrywide Asset-Backed
Certificates, 4.454%, 10/25/2035	18,814	16,529
Ford Credit Auto Owner
Trust, 5.240%, 7/15/2012	50,000	52,021
PSE&G Transition Funding
LLC, 6.750%, 6/15/2016	10,000	11,138
Residential Asset Securities
Corp., 3.870%, 5/25/2033	18,531	14,876
TXU Electric Delivery
Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	52,437

Total Asset-Backed
Securities–(Identified Cost $307,835)		310,052

Corporate Bonds–18.9%
Consumer Discretionary–2.0%
Altria Group, Inc., 8.500%,
11/10/2013	50,000	56,889
Anheuser-Busch Cos., Inc.,
6.450%, 9/1/2037	25,000	23,359
CBS Corp., 7.875%,
7/30/2030	30,000	23,945
Clorox Co., 5.450%,
10/15/2012	50,000	52,986
Coca-Cola Co., 5.350%,
11/15/2017	25,000	26,744
Coca-Cola Enterprises, Inc.,
6.750%, 9/15/2028	25,000	26,225
Comcast Corp., 5.900%,
3/15/2016	50,000	51,792

Comcast Corp., 6.450%,
3/15/2037	25,000	24,717
Comcast Corp., 6.950%,
8/15/2037	50,000	52,298
Costco Wholesale Corp.,
5.500%, 3/15/2017	50,000	53,017
Dr Pepper Snapple Group,
Inc., 6.120%, 5/1/2013	100,000	103,612
DaimlerChrysler North
America Holdings, 8.500%, 1/18/2031	25,000	26,366
DaimlerChrysler North America
Holdings Senior Note, 6.500%, 11/15/2013	50,000	50,875
FedEx Corp., 7.375%,
1/15/2014	10,000	10,810
Home Depot, Inc., 5.400%,
3/1/2016	50,000	49,980
Kohl’s Corp., 6.250%,
12/15/2017	25,000	25,750
Lowe’s Cos., Inc., 5.800%,
10/15/2036	25,000	23,737
News America Holdings, Inc.,
9.250%, 2/1/2013	35,000	39,937
News America, Inc. Senior
Note, 6.150%, 3/1/2037	25,000	21,267
Nordstrom, Inc., 6.750%,
6/1/2014	10,000	10,406
PepsiCo, Inc., 3.750%,
3/1/2014	50,000	51,059
Target Corp. Note, 5.875%,
3/1/2012	50,000	54,070
Time Warner Cable, Inc.,
5.850%, 5/1/2017	50,000	50,008
Time Warner, Inc., 5.875%,
11/15/2016	25,000	24,674
Time Warner, Inc., 7.700%,
5/1/2032	50,000	49,263
United Parcel Service, Inc.,
6.200%, 1/15/2038	25,000	27,447
Vanderbilt University, 5.250%,
4/1/2019	50,000	51,280
Viacom, Inc. Senior Note,
5.750%, 4/30/2011	100,000	102,420
Wal-Mart Stores, Inc.,
5.000%, 4/5/2012	100,000	108,563
Wal-Mart Stores, Inc.,
5.250%, 9/1/2035	25,000	23,920

Total Consumer Discretionary		1,297,416

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	11

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Consumer Staples–0.7%
Archer-Daniels-Midland Co.,
7.000%, 2/1/2031	$25,000	$28,148
Campbell Soup Co.,
4.500%, 2/15/2019	20,000	19,700
ConAgra Foods, Inc.,
7.000%, 10/1/2028	25,000	24,905
CVS Caremark Corp.,
6.250%, 6/1/2027	25,000	25,444
General Mills, Inc., 6.000%,
2/15/2012	50,000	53,862
H.J. Heinz Finance Co.,
6.000%, 3/15/2012	25,000	26,282
Hershey Co., 4.850%,
8/15/2015	25,000	24,749
Kraft Foods, Inc., 6.125%,
2/1/2018	25,000	25,891
Kraft Foods, Inc., 6.250%,
6/1/2012	50,000	53,923
Kroger Co., 5.500%,
2/1/2013	50,000	51,696
McDonald’s Corp., 6.300%,
3/1/2038	25,000	27,160
Procter & Gamble Co.,
5.550%, 3/5/2037	25,000	25,407
Whirlpool Corp., 8.600%,
5/1/2014	10,000	10,460
Xerox Corp., 6.350%,
5/15/2018	50,000	44,698
Yum! Brands, Inc., 6.250%,
3/15/2018	50,000	51,531

Total Consumer Staples		493,856

Energy–2.2%
Alberta Energy Co. Ltd.,
8.125%, 9/15/2030	25,000	29,352
Anadarko Petroleum Corp.,
5.950%, 9/15/2016	25,000	24,701
Apache Corp., 6.000%,
1/15/2037	25,000	26,559
Appalachian Power Co.,
5.000%, 6/1/2017	10,000	9,440
Baker Hughes, Inc.,
6.500%, 11/15/2013	25,000	27,755

Boardwalk Pipelines LLC,
5.500%, 2/1/2017	20,000	18,902
Canadian Natural Resources
Ltd., 5.700%, 5/15/2017	25,000	25,320
Cisco Systems, Inc., 4.950%,
2/15/2019	50,000	50,092
ConocoPhillips, 4.400%,
5/15/2013	100,000	102,905
ConocoPhillips Canada
Funding Co., 5.950%, 10/15/2036	25,000	25,319
Diamond Offshore Drilling,
Inc., 5.875%, 5/1/2019	40,000	40,834
DTE Energy Co., 7.625%,
5/15/2014	25,000	26,118
El Paso Natural Gas Co.,
5.950%, 4/15/2017	50,000	48,377
EnCana Corp., 4.750%,
10/15/2013	25,000	25,227
Enterprise Products Operating
LP, 6.875%, 3/1/2033	10,000	10,283
EOG Resources, Inc.,
6.875%, 10/1/2018	25,000	28,439
FirstEnergy Corp., 6.450%,
11/15/2011	25,000	26,108
FirstEnergy Corp., 7.375%,
11/15/2031	20,000	18,927
General Electric Co., 5.000%,
2/1/2013	100,000	104,136
Hess Corp., 7.300%,
8/15/2031	25,000	25,878

KeySpan Corp., 8.000%,
11/15/2030	25,000	26,909
Kinder Morgan Energy
Partners LP, 5.800%, 3/15/2035	50,000	42,338
Magellan Midstream Partners L,
6.550%, 7/15/2019	25,000	25,710
Marathon Oil Corp., 6.600%,
10/1/2037	25,000	24,266
Murphy Oil Corp., 6.375%,
5/1/2012	25,000	26,100
Pemex Project Funding Master
Trust, 6.625%, 6/15/2035	25,000	22,642
Petro-Canada, 7.000%,
11/15/2028	25,000	24,897
Plains All American Pipeline
LP, 6.650%, 1/15/2037	25,000	23,264

12	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Energy (continued)
Progress Energy, Inc.,
6.850%, 4/15/2012	$50,000	$54,187
Progress Energy, Inc.,
7.750%, 3/1/2031	25,000	29,454
San Diego Gas & Electric
Co., 6.000%, 6/1/2039	20,000	21,341
Sempra Energy, 6.500%,
6/1/2016	30,000	31,359
Shell International Finance
BV, 4.000%, 3/21/2014	100,000	102,792
Spectra Energy Capital
LLC, 5.900%, 9/15/2013	50,000	50,753
StatoilHydro ASA, 5.250%,
4/15/2019	20,000	20,622
Talisman Energy, Inc.,
7.750%, 6/1/2019	5,000	5,549
Toledo Edison Co., 7.250%,
5/1/2020	15,000	16,733
TransCanada Pipelines Ltd.,
9.875%, 1/1/2021	25,000	34,233
Transocean, Inc., 6.000%,
3/15/2018	25,000	26,034
Valero Energy Corp.,
7.500%, 4/15/2032	25,000	23,985
Virginia Electric and Power
Co., 5.000%, 6/30/2019	65,000	65,682
Williams Cos, Inc., 7.125%,
9/1/2011	50,000	51,018
XTO Energy, Inc., 6.100%,
4/1/2036	25,000	24,307

Total Energy		1,468,847

Financials–8.0%
Allstate Corp., 5.950%,
4/1/2036	25,000	21,897
American Express Bank
FSB, 3.150%, 12/9/2011	25,000	25,901
American Express Co.,
7.000%, 3/19/2018	100,000	97,259
American International
Group, Inc., 6.250%, 5/1/2036	25,000	10,753

Ameritech Capital Funding,
6.550%, 1/15/2028	20,000	19,339
Asian Development Bank,
2.750%, 5/21/2014	60,000	59,154
Bank of America Corp.,
3.125%, 6/15/2012	50,000	51,604
Bank of America Corp.,
4.750%, 8/15/2013	100,000	92,962
Bank of America Corp.,
5.625%, 10/14/2016	50,000	45,245
Bank of America Corp.,
7.625%, 6/1/2019	100,000	100,619
Bank of America NA,
5.300%, 3/15/2017	50,000	42,487
Bank of America NA,
6.000%, 10/15/2036	25,000	20,097
Bank of New York Mellon
Corp., 4.300%, 5/15/2014	30,000	30,517
BB&T Corp., 5.250%,
11/1/2019	25,000	22,486
Bear Stearns Cos., Inc.,
4.500%, 10/28/2010	50,000	51,156
Bear Stearns Cos., Inc.,
5.300%, 10/30/2015	30,000	29,512
Bear Stearns Cos., Inc.,
6.950%, 8/10/2012	150,000	163,142
[1]Berkshire Hathaway Finance
Corp., 4.000%, 4/15/2012	50,000	51,708
Berkshire Hathaway Finance
Corp., 4.850%, 1/15/2015	10,000	10,421
BP Capital Markets PLC,
3.625%, 5/8/2014	50,000	49,921
Capital One Capital IV,
6.745%, 2/17/2037	25,000	16,773
Capital One Financial Corp.,
7.375%, 5/23/2014	15,000	15,483
Chubb Corp., 6.000%,
11/15/2011	10,000	10,697
Cincinnati Financial Corp.,
6.920%, 5/15/2028	10,000	7,673
Citigroup, Inc., 2.875%,
12/9/2011	25,000	25,732
Citigroup, Inc., 5.850%,
12/11/2034	50,000	38,943
Citigroup, Inc., 6.125%,
5/15/2018	100,000	87,609
Citigroup, Inc. Global Senior
Note, 6.500%, 1/18/2011	100,000	101,583

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	13

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
CNA Financial Corp.,
6.000%, 8/15/2011	$25,000	$23,801
Corp. Andina De Fomento,
8.125%, 6/4/2019	15,000	15,947
Credit Suisse, 3.450%,
7/2/2012	50,000	50,060
Credit Suisse USA, Inc.,
5.125%, 8/15/2015	100,000	102,677
Credit Suisse USA, Inc.,
5.250%, 3/2/2011	50,000	52,041
Devon Financing Corp.
ULC, 6.875%, 9/30/2011	50,000	54,333
Discover Financial Services,
6.450%, 6/12/2017	25,000	20,314
Fifth Third Bancorp,
8.250%, 3/1/2038	50,000	38,361
Financing Corp. (FICO),
9.650%, 11/2/2018	25,000	34,549
General Electric Capital
Corp., 3.000%, 12/9/2011	50,000	51,613
General Electric Capital
Corp., 5.400%, 2/15/2017	50,000	48,485
General Electric Capital
Corp., 5.875%, 2/15/2012	150,000	156,768
General Electric Capital
Corp., 5.875%, 1/14/2038	50,000	39,689
General Electric Capital
Corp., 6.750%, 3/15/2032	60,000	54,010
General Electric Insurance
Solutions Corp., 7.000%, 2/15/2026	50,000	39,278
Goldman Sachs Group, Inc.,
1.625%, 7/15/2011	50,000	50,297
Goldman Sachs Group, Inc.,
3.250%, 6/15/2012	100,000	103,562
Goldman Sachs Group, Inc.,
5.125%, 1/15/2015	50,000	49,240

Goldman Sachs Group, Inc.,
5.450%, 11/1/2012	100,000	103,477
Goldman Sachs Group, Inc.,
5.950%, 1/15/2027	30,000	25,389
Goldman Sachs Group, Inc.,
6.000%, 5/1/2014	30,000	31,342
Goldman Sachs Group, Inc.,
6.125%, 2/15/2033	25,000	23,403
Goldman Sachs Group, Inc.,
6.150%, 4/1/2018	50,000	48,760
Goldman Sachs Group, Inc.,
6.345%, 2/15/2034	15,000	12,135
Goldman Sachs Group, Inc.,
6.750%, 10/1/2037	25,000	22,290
Hartford Financial Services
Group, Inc., 6.100%, 10/1/2041	25,000	17,326
HSBC Finance Corp.,
4.750%, 7/15/2013	100,000	97,734
HSBC Finance Corp.,
5.000%, 6/30/2015	25,000	23,324
HSBC Finance Corp.,
6.375%, 11/27/2012	50,000	50,896
Inter-American Development
Bank, 4.250%, 9/10/2018	50,000	50,047
Inter-American Development
Bank, 5.000%, 4/5/2011	100,000	105,949
International Finance Corp.,
3.000%, 4/22/2014	105,000	102,820
International Lease Finance
Corp., 5.450%, 3/24/2011	100,000	83,868
International Lease Finance
Corp., 5.650%, 6/1/2014	50,000	36,268
John Deere Capital Corp.,
5.250%, 10/1/2012	50,000	52,855
JP Morgan Chase Capital XXV,
6.800%, 10/1/2037	50,000	43,123
JPMorgan Chase & Co.,
3.125%, 12/1/2011	100,000	103,505
JPMorgan Chase & Co.,
6.000%, 1/15/2018	25,000	24,876
JPMorgan Chase & Co.,
6.625%, 3/15/2012	100,000	105,340
JPMorgan Chase Capital XV,
5.875%, 3/15/2035	25,000	20,059
JPMorgan Chase Capital XVIII,
6.950%, 8/17/2036	25,000	21,128

14	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Financials (continued)
Keycorp, 6.500%,
5/14/2013	$50,000	$49,858
Kreditanstalt fuer
Wiederaufbau, 1.875%, 3/15/2011	100,000	101,099
Lazard Group, 6.850%,
6/15/2017	50,000	46,001
Liberty Property LP,
6.625%, 10/1/2017	50,000	42,494
Marshall & Ilsley Corp.,
5.350%, 4/1/2011	50,000	47,559
Merrill Lynch & Co., Inc.,
6.150%, 4/25/2013	100,000	100,225
MetLife, Inc., 5.700%,
6/15/2035	10,000	8,762
MetLife, Inc., 6.125%,
12/1/2011	10,000	10,475
MetLife, Inc., 6.400%,
12/15/2036	25,000	17,922
Morgan Stanley, 3.250%,
12/1/2011	100,000	103,798
Morgan Stanley, 5.625%,
1/9/2012	100,000	102,400
Morgan Stanley, 5.950%,
12/28/2017	100,000	96,113
Morgan Stanley, 6.000%,
5/13/2014	100,000	101,352
Northern Trust Corp.,
4.625%, 5/1/2014	15,000	15,431
PNC Bank NA, 4.875%,
9/21/2017	50,000	43,687
Principal Life Income
Funding Trusts, 5.125%, 3/1/2011	100,000	98,417
Prudential Financial, Inc.,
4.500%, 7/15/2013	50,000	47,050
Prudential Financial, Inc.,
6.000%, 12/1/2017	50,000	47,114
Realty Income Corp.,
5.950%, 9/15/2016	25,000	22,269
Simon Property Group LP,
5.100%, 6/15/2015	25,000	22,857
Simon Property Group LP,
5.300%, 5/30/2013	50,000	48,390

SLM Corp., 5.400%,
10/25/2011	25,000	22,497
Sovereign Bank, 5.125%,
3/15/2013	25,000	23,278
Transatlantic Holdings, Inc.,
5.750%, 12/14/2015	20,000	16,547
Travelers Cos., Inc., 5.500%,
12/1/2015	25,000	25,629
Travelers Cos., Inc., 5.750%,
12/15/2017	25,000	25,843
US Bancorp, 4.200%,
5/15/2014	50,000	50,620
Wachovia Bank NA, 4.875%,
2/1/2015	50,000	47,802
Wachovia Bank NA, 6.600%,
1/15/2038	25,000	24,447
Wachovia Corp., 5.625%,
10/15/2016	50,000	47,835
Wachovia Corp., 5.700%,
8/1/2013	50,000	52,149
Wells Fargo & Co., 3.000%,
12/9/2011	25,000	25,849
Wells Fargo & Co., 5.250%,
10/23/2012	50,000	51,796
Wells Fargo & Co., 5.625%,
12/11/2017	25,000	24,649
Wells Fargo Bank NA,
5.750%, 5/16/2016	100,000	98,178
Western Union Co., 5.400%,
11/17/2011	50,000	52,286
Willis North America, Inc.,
5.625%, 7/15/2015	25,000	21,968

Total Financials		5,276,258

Health Care–0.9%
Abbott Laboratories, 5.600%,
5/15/2011	50,000	53,443
Aetna, Inc., 6.625%,
6/15/2036	35,000	31,911
AmerisourceBergen Corp.,
5.875%, 9/15/2015	10,000	9,544
Amgen, Inc., 5.850%,
6/1/2017	25,000	26,570
Amgen, Inc., 6.375%,
6/1/2037	25,000	26,703
Baxter International, Inc.,
4.625%, 3/15/2015	10,000	10,268

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	15

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Health Care (continued)
Baxter International, Inc.,
5.900%, 9/1/2016	$50,000	$53,971
Bristol-Myers Squibb Co.,
5.875%, 11/15/2036	25,000	25,830
Eli Lilly & Co., 5.200%,
3/15/2017	50,000	52,469
GlaxoSmithKline Capital,
Inc., 5.650%, 5/15/2018	100,000	106,106
Hospira, Inc., 6.400%,
5/15/2015	5,000	5,270
Johnson & Johnson,
4.950%, 5/15/2033	10,000	9,548
Lincoln National Corp.,
8.750%, 7/1/2019	15,000	15,152
Teva Pharmaceutical
Finance LLC, 5.550%, 2/1/2016	10,000	10,358
Teva Pharmaceutical
Finance LLC, 6.150%, 2/1/2036	10,000	10,349
UnitedHealth Group, Inc.,
6.000%, 11/15/2017	25,000	23,853
WellPoint, Inc., 6.375%,
1/15/2012	50,000	52,115
Wyeth, 5.500%, 2/15/2016	25,000	26,205

Wyeth, 7.250%, 3/1/2023	25,000	28,144

Total Health Care		577,809

Industrials–1.5%
ACE INA Holdings, Inc.,
5.900%, 6/15/2019	15,000	15,063
Boeing Capital Corp. Ltd.,
6.500%, 2/15/2012	50,000	54,898
Burlington Northern Santa Fe
Corp., 5.900%, 7/1/2012	50,000	52,986
Canadian Pacific Railway
Co., 5.950%, 5/15/2037	25,000	20,525
Caterpillar Financial
Services Corp., 4.250%, 2/8/2013	50,000	49,782
Caterpillar Financial
Services Corp., 5.125%, 10/12/2011	50,000	52,527

Caterpillar, Inc., 6.625%,
7/15/2028	10,000	10,021
Continental Airlines, Inc.,
9.000%, 7/8/2016	50,000	50,500
Cooper US, Inc., 6.100%,
7/1/2017	25,000	26,463
CSX Corp., 6.250%,
3/15/2018	25,000	25,256
Dover Corp., 5.450%,
3/15/2018	25,000	25,881
Dun & Bradstreet Corp.,
5.500%, 3/15/2011	50,000	50,958
Emerson Electric Co.,
5.375%, 10/15/2017	25,000	25,807
Honeywell International, Inc.,
5.300%, 3/1/2018	50,000	52,309
Honeywell International, Inc.,
5.700%, 3/15/2036	25,000	25,675
International Business
Machines Corp., 6.500%, 1/15/2028	50,000	54,030
Lockheed Martin Corp.,
4.121%, 3/14/2013	25,000	25,521
Lockheed Martin Corp.,
7.750%, 5/1/2026	25,000	30,290
Norfolk Southern Corp.,
7.700%, 5/15/2017	10,000	10,977
Norfolk Southern Corp.,
7.800%, 5/15/2027	15,000	16,075
Northrop Grumman Corp.,
7.750%, 2/15/2031	15,000	18,825
Philip Morris International,
Inc., 5.650%, 5/16/2018	50,000	52,501
Pitney Bowes, Inc., 5.750%,
9/15/2017	25,000	26,254
Potash Corp. of
Saskatchewan, Inc., 5.250%, 5/15/2014	25,000	25,827
Southwest Airlines Co.,
5.250%, 10/1/2014	50,000	48,235
Tyco Electronics Group SA,
6.000%, 10/1/2012	50,000	49,137
Tyco International Group
SA, 6.000%, 11/15/2013	25,000	25,445
Union Pacific Corp.,
6.125%, 2/15/2020	25,000	25,973
Waste Management, Inc.,
6.375%, 11/15/2012	25,000	26,567

Total Industrials		974,308

16	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Information Technology–0.5%
Electronic Data Systems
Corp., 6.000%, 8/1/2013	$25,000	$27,316
General Dynamics Corp.,
1.800%, 7/15/2011	15,000	14,980
Hewlett-Packard Co.,
5.250%, 3/1/2012	25,000	26,722
Microsoft Corp., 2.950%,
6/1/2014	75,000	74,540
Oracle Corp. and Ozark
Holding, Inc., 5.250%, 1/15/2016	50,000	52,393
Rockwell Collins, Inc.,
5.250%, 7/15/2019	50,000	51,794
Science Applications
International Corp., 6.250%, 7/1/2012	20,000	21,147
United Technologies Corp.,
6.050%, 6/1/2036	25,000	26,607
Xerox Corp., 5.500%,	50,000	49,896
5/15/2012

Total Information Technology		345,395

Materials–0.6%
Alcoa, Inc., 5.900%,
2/1/2027	25,000	17,868
Alcoa, Inc., 7.375%,
8/1/2010	25,000	25,736
ArcelorMittal, 9.850%,
6/1/2019	100,000	108,094
Dow Chemical Co.,
6.000%, 10/1/2012	50,000	50,657
EI Du Pont de Nemours &
Co., 4.750%, 3/15/2015	25,000	25,956
EI Du Pont de Nemours &
Co., 5.600%, 12/15/2036	25,000	24,035
Falconbridge Ltd., 5.500%,
6/15/2017	25,000	21,674
Vale Overseas Ltd.,
6.875%, 11/21/2036	50,000	47,600
Valspar Corp., 7.250%,
6/15/2019	25,000	25,219
Weyerhaeuser Co.,
7.375%, 3/15/2032	50,000	40,004

Total Materials		386,843

Telecommunication Services–1.1%
AT&T Wireless Services, Inc.,
8.125%, 5/1/2012	50,000	56,015
AT&T, Inc., 6.150%,
9/15/2034	25,000	23,807
AT&T, Inc., 6.400%,
5/15/2038	50,000	49,104
AT&T, Inc., 6.800%,
5/15/2036	25,000	25,983
BellSouth Capital Funding
Corp., 7.875%, 2/15/2030	25,000	27,692
BellSouth Corp., 5.200%,
9/15/2014	30,000	31,266
BellSouth Corp., 6.000%,
11/15/2034	10,000	9,455
EMBARQ Corp., 6.738%,
6/1/2013	50,000	50,515
Motorola, Inc., 6.000%,
11/15/2017	25,000	20,407
[1]Qwest Corp., 8.375%,
5/1/2016	30,000	29,100
SBC Communications, Inc.
Global Note, 6.250%, 3/15/2011	50,000	53,002
Verizon Communications, Inc.,
5.500%, 2/15/2018	50,000	49,740
Verizon Communications, Inc.,
5.550%, 2/15/2016	50,000	51,824
Verizon Global Funding
Corp., 5.850%, 9/15/2035	10,000	9,331
Verizon Global Funding
Corp., 7.750%, 12/1/2030	25,000	27,996
Verizon New England, Inc.,
6.500%, 9/15/2011	30,000	31,949
[1]Verizon Wireless Capital LLC,
3.750%, 5/20/2011	50,000	51,047
[1]Verizon Wireless Capital
LLC, 5.550%, 2/1/2014	100,000	106,270
Vodafone Group PLC,
4.150%, 6/10/2014	50,000	49,270

Total Telecommunication Services		753,773

Utilities–1.4%
Arizona Public Service Co.,
6.500%, 3/1/2012	10,000	10,343
Atlantic City Electric Co.,
7.750%, 11/15/2018	15,000	17,748

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	17

Portfolio of investments

	Par amount	Value

Corporate Bonds (continued)
Utilities (continued)
Board of Trustees of The
Leland Stanford Junior University, 3.625%, 5/1/2014	$100,000	$100,923
Carolina Power & Light Co.,
5.125%, 9/15/2013	10,000	10,595
CenterPoint Energy
Resources Corp., 6.000%, 5/15/2018	25,000	22,758
Cincinnati Gas & Electric,
5.700%, 9/15/2012	50,000	50,894
Columbus Southern Power
Co., 6.600%, 3/1/2033	25,000	25,033
Commonwealth Edison Co.,
5.900%, 3/15/2036	25,000	24,063
Commonwealth Edison Co.,
6.150%, 9/15/2017	50,000	52,028
Consolidated Edison Co.
of New York, 4.875%, 2/1/2013	50,000	51,975
Consolidated Edison Co.
of New York, Inc., 6.300%, 8/15/2037	25,000	26,584
Constellation Energy Group,
7.000%, 4/1/2012	50,000	51,687
Dominion Resources, Inc.,
5.150%, 7/15/2015	15,000	15,236
Dominion Resources, Inc.,
6.000%, 11/30/2017	50,000	52,015
Exelon Corp., 5.625%,
6/15/2035	15,000	12,111
Florida Power & Light Co.,
4.950%, 6/1/2035	25,000	23,314
MidAmerican Energy Co.,
6.750%, 12/30/2031	10,000	11,338
MidAmerican Funding LLC,
6.927%, 3/1/2029	25,000	28,081
National Rural Utilities
Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	109,290
Nisource Finance Corp.,
6.400%, 3/15/2018	25,000	22,974

Oneok, Inc., 5.200%,
6/15/2015	25,000	23,540
Pacific Gas & Electric Co.,
6.050%, 3/1/2034	15,000	15,612
PPL Electric Utilities Corp.,
6.250%, 5/15/2039	10,000	10,578
Public Service Co. of
Colorado, 6.250%, 9/1/2037	10,000	11,009
Public Service Electric &
Gas Co., 5.800%, 5/1/2037	25,000	25,922
Puget Sound Energy, Inc.,
6.274%, 3/15/2037	25,000	22,966
TXU Electric Delivery Co.,
7.000%, 5/1/2032	25,000	26,665
Virginia Electric and Power
Co., 5.400%, 1/15/2016	50,000	52,243

Total Utilities		907,525

Total Corporate Bonds–
(Identified Cost $12,624,943)		12,482,030

International Debt–4.7%
Abbey National PLC,
7.950%, 10/26/2029	25,000	22,274
Alcan, Inc., 5.200%,
1/15/2014	50,000	47,234
America Movil SA de CV,
5.750%, 1/15/2015	15,000	15,166
America Movil SAB de CV,
5.625%, 11/15/2017	50,000	49,120
ArcelorMittal, 6.125%,
6/1/2018	50,000	43,822
Asian Development Bank,
5.593%, 7/16/2018	50,000	55,006
AstraZeneca PLC, 6.450%,
9/15/2037	25,000	27,809
BHP Billiton Finance Ltd.,
5.000%, 12/15/2010	25,000	25,998
BHP Billiton Finance Ltd.,
5.125%, 3/29/2012	25,000	26,277
Brazilian Government
International Bond, 6.000%, 1/17/2017	100,000	103,150
Brazilian Government
International Bond, 8.250%, 1/20/2034	50,000	59,625
British Telecommunications
PLC, 9.125%, 12/15/2010	50,000	53,122

18	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Par amount	Value

International Debt (continued)
British Telecommunications
PLC, 9.625%, 12/15/2030	$25,000	$27,783
Canadian National Railway
Co., 6.200%, 6/1/2036	25,000	26,010
Deutsche Bank AG,
5.375%, 10/12/2012	100,000	106,221
Deutsche Telekom
International Finance BV, 8.750%, 6/15/2030	25,000	29,344
Diageo Finance BV,
5.300%, 10/28/2015	50,000	52,351
Eksportfinans ASA, 5.000%,
2/14/2012	100,000	106,170
European Investment Bank,
4.125%, 9/15/2010	50,000	51,903
European Investment Bank,
4.625%, 5/15/2014	200,000	213,065
European Investment Bank,
4.875%, 2/16/2016	50,000	53,190
Export-Import Bank Of
Korea (KEXIM), 5.125%, 2/14/2011	25,000	25,346
France Telecom SA,
7.750%, 3/1/2011	100,000	108,196
HSBC Holdings PLC,
6.500%, 5/2/2036	25,000	24,490
International Bank for
Reconstruction & Development, 7.625%, 1/19/2023	25,000	31,967
International Finance Corp.,
3.500%, 5/15/2013	100,000	102,497
Israel Government
International Bond, 5.125%, 3/26/2019	75,000	74,591
Israel Government
International Bond, 5.500%, 11/9/2016	25,000	26,078
Italy Government
International Bond, 4.500%, 1/21/2015	100,000	102,647
Italy Government
International Bond, 5.625%, 6/15/2012	100,000	109,114

Italy, Republic of,, 6.875%,
9/27/2023	25,000	28,126
KfW Bankengruppe,
3.250%, 3/15/2013	100,000	101,978
KfW Bankengruppe,
4.875%, 1/17/2017	100,000	105,800
Koninklijke Philips Electronics
NV, 6.875%, 3/11/2038	50,000	53,731
Kreditanstalt fuer
Wiederaufbau, 0.00%, 4/18/2036	50,000	12,849
Landwirtschaftliche
Rentenbank, 4.875%, 2/14/2011	100,000	104,931
Mexico Government
International Bond, 6.625%, 3/3/2015	25,000	26,875
Mexico Government
International Bond, 6.750%, 9/27/2034	20,000	20,270
Mexico Government
International Bond, 8.125%, 12/30/2019	50,000	58,500
Mexico Government
International Bond, 8.300%, 8/15/2031	50,000	59,875
Nexen, Inc., 5.875%,
3/10/2035	25,000	21,486
Oesterreichische
Kontrollbank AG, 4.875%, 2/16/2016	100,000	102,550
Province of British Columbia
Canada, 6.500%, 1/15/2026	25,000	28,163
Province of Nova Scotia
Canada, 5.125%, 1/26/2017	50,000	51,190
Province of Ontario Canada,
5.000%, 10/18/2011	100,000	107,134
Province of Quebec
Canada, 4.600%, 5/26/2015	50,000	51,869
Region of Lombardy Italy,
5.804%, 10/25/2032	50,000	48,239
Republic of Korea, 4.875%,
9/22/2014	25,000	24,791
Republic of Peru, 6.550%,
3/14/2037	25,000	24,375
Telecom Italia Capital SA,
6.375%, 11/15/2033	50,000	44,567

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	19

Portfolio of investments

	Par amount	Value

International Debt (continued)
Telefonica Emisiones SAU,
5.984%, 6/20/2011	$50,000	$52,670
Telefonica Emisiones SAU,
6.221%, 7/3/2017	25,000	26,491
Thomson Corp. Note,
5.700%, 10/1/2014	50,000	50,824
Vodafone Group PLC,
6.150%, 2/27/2037	25,000	24,677
Vodafone Group PLC,
7.875%, 2/15/2030	25,000	28,752
Weatherford International
Ltd., 5.500%, 2/15/2016	25,000	24,004

Total International Debt–
(Identified Cost $3,037,918)		3,084,283

Mortgage-Backed Securities–38.2%
Federal Home Loan
Mortgage Corporation, GOLD 30 YR, 5.000%	100,000	101,703
Federal Home Loan
Mortgage Corporation, GOLD 15 YR, 4.000%	100,000	99,969
Federal National Mortgage
Association, 30 YR, 4.000%–5.500%	1,100,000	1,103,555
Government National
Mortgage Association, 30 YR, 4.5000%–5.000%	525,000	532,090
Federal Home Loan
Mortgage Corporation, 4.000%–7.000%, 5/1/2020–6/1/2039	7,409,280	7,639,880
Federal National Mortgage
Association, 4.000%–7.000%, 6/1/2019–6/1/2039	12,599,840	13,094,575
Government National
Mortgage Association, 4.500%–6.500%, 2/15/2036–4/15/2039	2,658,640	2,751,779

Total Mortgage-Backed
Securities–(Identified Cost $24,360,806)		25,323,551

U.S. Treasury–24.3%
U.S. Treasury Bonds–4.0%
4.750%, 2/15/2037	300,000	321,563

6.125%, 8/15/2029	175,000	217,984

6.375%, 8/15/2027	225,000	284,063

6.750%, 8/15/2026	100,000	130,172

7.250%, 5/15/2016	100,000	125,367

7.500%, 11/15/2016	250,000	318,965

8.000%, 11/15/2021	350,000	483,000

8.500%, 2/15/2020	280,000	393,838

8.875%, 8/15/2017	150,000	207,387

9.250%, 2/15/2016	135,000	184,865

Total		2,667,204

U.S. Treasury Notes–20.3%
0.875%, 12/31/2010	400,000	400,672

0.875%, 1/31/2011	300,000	300,259

0.875%, 2/28/2011	200,000	199,923

0.875%, 3/31/2011	600,000	599,368

0.875%, 5/31/2011	500,000	498,361

1.250%, 11/30/2010	100,000	100,769

1.375%, 5/15/2012	200,000	198,939

1.500%, 10/31/2010	500,000	505,703

1.750%, 3/31/2014	200,000	193,500

1.875%, 2/28/2014	500,000	487,227

2.000%, 11/30/2013	300,000	295,688

2.250%, 5/31/2014	200,000	197,375

2.375%, 8/31/2010	300,000	306,317

2.375%, 3/31/2016	200,000	190,641

2.625%, 4/30/2016	100,000	96,719

2.750%, 10/31/2013	400,000	407,532

2.750%, 2/15/2019	75,000	70,265

3.125%, 4/30/2013	350,000	363,782

3.125%, 5/15/2019	100,000	96,750

3.250%, 5/31/2016	150,000	150,703

3.375%, 6/30/2013	350,000	366,735

3.375%, 7/31/2013	500,000	524,102

3.625%, 12/31/2012	250,000	265,117

3.750%, 11/15/2018	400,000	407,033

3.875%, 5/15/2018	350,000	360,746

20	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Par amount	Value

U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.000%, 2/15/2015	$150,000	$159,410

4.000%, 8/15/2018	200,000	207,516

4.125%, 8/31/2012	200,000	214,875

4.250%, 5/15/2039	210,000	207,932

4.250%, 11/15/2017	500,000	530,469

4.375%, 2/15/2038	250,000	252,539

4.500%, 2/28/2011	200,000	212,086

4.500%, 9/30/2011	100,000	107,203

4.500%, 3/31/2012	400,000	432,875

4.500%, 4/30/2012	550,000	595,376

4.500%, 11/30/2011	100,000	107,695

4.625%, 12/31/2011	500,000	540,547

4.625%, 2/15/2017	200,000	217,672

4.750%, 8/15/2017	300,000	328,969

4.875%, 8/15/2016	525,000	580,576

5.000%, 5/15/2037	100,000	111,313

5.125%, 6/30/2011	250,000	269,746

5.125%, 5/15/2016	150,000	168,281

5.375%, 2/15/2031	100,000	114,813

6.625%, 2/15/2027	175,000	225,668

8.125%, 8/15/2021	100,000	138,797

11.250%, 2/15/2015	100,000	144,164

Total		13,452,748

Total U.S. Treasury–
(Identified Cost $15,894,956)		16,119,952

U.S. Government Agencies–8.8%
Federal Farm Credit Bank,
3.875%–5.375%, 7/18/2011–1/17/2017	325,000	347,775
Federal Home Loan Bank of
Chicago, 5.625%, 6/13/2016	50,000	48,208
Federal Home Loan Bank
System, 1.625%–5.500%, 8/13/2010–7/15/2036	1,225,000	1,270,427

Federal Home Loan
Mortgage Corp., 1.500%–6.750%, 1/7/2011–7/15/2032	2,105,000	2,148,832
Federal National Mortgage
Association, 1.500%–7.125%, 7/12/2010–7/15/2037	1,925,000	1,960,301
Tennessee Valley Authority,
5.500%–6.750%, 7/18/2017–1/15/2038	75,000	83,673

Total U.S. Government
Agencies–(Identified Cost $5,785,704)		5,859,216

Commercial Mortgage-Backed Securities–3.4%
Banc of America
Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	59,593
Banc of America
Commercial Mortgage, Inc., 5.391%, 10/10/2045	20,000	17,538
Banc of America
Commercial Mortgage, Inc., 5.837%, 6/10/2049	125,000	88,817
Bear Stearns Commercial
Mortgage Securities, 4.740%, 3/13/2040	40,000	38,386
Bear Stearns Commercial
Mortgage Securities, 5.405%, 12/11/2040	50,000	44,594
Chase Commercial
Mortgage Securities Corp., 7.319%, 10/15/2032	21,941	22,409
Citigroup Commercial
Mortgage Trust, 5.917%, 3/15/2049	25,000	6,303
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.399%, 7/15/2044	50,000	34,594
Commercial Mortgage Pass
Through Certificates, 5.347%, 12/10/2046	50,000	26,304
Commercial Mortgage Pass
Through Certificates, 5.899%, 6/10/2046	50,000	43,526
Credit Suisse Mortgage
Capital Certificates, 6.020%, 6/15/2038	100,000	73,288

U.S. Bond Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	21

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
CS First Boston Mortgage
Securities Corp., 4.429%, 12/15/2036	$135,082	$131,889
CS First Boston Mortgage
Securities Corp., 4.730%, 7/15/2037	20,000	12,521
CS First Boston Mortgage
Securities Corp., 5.230%, 12/15/2040	50,000	42,973
CS First Boston Mortgage
Securities Corp., 5.416%, 5/15/2036	35,000	30,760
CS First Boston Mortgage
Securities Corp., 6.387%, 8/15/2036	24,583	24,738
CW Capital Cobalt Ltd.,
5.484%, 4/15/2047	25,000	16,520
G.E. Capital Commercial
Mortgage Corp., 5.189%, 7/10/2039	150,000	134,117
GMAC Commercial
Mortgage Securities, Inc., 6.465%, 4/15/2034	23,611	24,020
GMAC Commercial
Mortgage Securities, Inc., 6.957%, 9/15/2035	19,507	20,156
Greenwich Capital
Commercial Funding Corp., 5.736%, 12/10/2049	125,000	100,842
GS Mortgage Securities
Corp. II, 4.761%, 7/10/2039	15,000	11,603
GS Mortgage Securities
Corp. II, 5.396%, 8/10/2038	100,000	89,377
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	17,762
JPMorgan Chase
Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	40,558

JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	29,354
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	17,471
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	9,558
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	84,675
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	80,029
JPMorgan Chase Commercial
Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	37,787
LB-UBS Commercial Mortgage
Trust, 4.361%, 1/15/2029	50,000	43,557
LB-UBS Commercial
Mortgage Trust, 5.018%, 2/15/2031	17,649	17,758
LB-UBS Commercial
Mortgage Trust, 5.084%, 2/15/2031	25,000	24,251
LB-UBS Commercial
Mortgage Trust, 5.139%, 2/15/2031	20,000	18,587
LB-UBS Commercial
Mortgage Trust, 5.207%, 2/15/2031	20,000	17,123
LB-UBS Commercial
Mortgage Trust, 5.430%, 2/15/2040	100,000	72,558
Merrill Lynch, 5.378%,
8/12/2048	100,000	66,792
Merrill Lynch Mortgage
Trust, 5.415%, 11/12/2037	50,000	42,534
Morgan Stanley Capital I,
5.378%, 11/14/2042	25,000	22,095
Morgan Stanley Capital I,
5.514%, 11/12/2049	100,000	83,072

22	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Bond Market Portfolio

U.S. Bond Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Par amount	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I,
7.151%, 6/3/2030	$150,000	$149,960
PG&E Energy Recovery
Funding LLC, 5.030%, 3/25/2014	46,483	48,334
Salomon Brothers
Mortgage Securities VII, 7.455%, 7/18/2033	17,766	18,029
Wachovia Bank Commercial
Mortgage Trust, 4.867%, 2/15/2035	100,000	92,994
Wachovia Bank Commercial
Mortgage Trust, 5.203%, 1/15/2045	37,342	37,558
Wachovia Bank Commercial
Mortgage Trust, 5.308%, 11/15/2048	75,000	57,483
Wachovia Bank Commercial
Mortgage Trust, 5.416%, 1/15/2045	50,000	47,922

Total Commercial
Mortgage-Backed Securities–(Identified Cost $2,683,340)		2,272,669

Municipal Bonds–0.3%
New Jersey State Turnpike
Revenue, 7.414%, 1/1/2040	15,000	17,484
State of California,
5.950%, 4/1/2016	35,000	34,145
State of California,
7.500%, 4/1/2034	50,000	45,767
State of Connecticut,
5.850%, 3/15/2032	25,000	25,150
State of Illinois, 4.950%,
6/1/2023	25,000	24,172
State of Illinois Taxable,
5.100%, 6/1/2033	25,000	22,222

Total Municipal Bonds–
(Identified Cost $174,825)		168,940

	Shares	Value

Mutual Fund–2.6%
AIM Prime Fund
(At Net Asset Value)	1,740,040	$1,740,040

Total Investments–101.7%
(Identified Cost $66,610,367)		67,360,733

Other Assets & Liabilities–Net–(1.7)%		(1,151,543)

Total Net Assets–100.0%		$66,209,190

[1]

Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security may only be sold to qualified institutional investors and is determined to be liquid under criteria established by the Portfolio’s Board of Trustees. At June 30, 2009, these securities amounted to $238,125 which represents 0.4% of the total net assets.

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	23

U.S. Stock Market Portfolio

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks–98.4%
Consumer Discretionary–10.5%
[1]99 Cents Only Stores	200	$2,716

Aaron Rents, Inc.	221	6,590

Abercrombie & Fitch Co.	396	10,054

1ACCO Brands Corp.	160	451

Advance Auto Parts, Inc.	400	16,596

[1]Aeropostale, Inc.	355	12,166

1AFC Enterprises, Inc.	100	675

[1]Amazon.com, Inc.	1,594	133,354

Ambassadors Group, Inc.	100	1,377

American Axle & Manufacturing
Holdings, Inc.	200	688
American Eagle Outfitters, Inc.	884	12,526

American Greetings Corp.	200	2,336

Ameristar Casinos, Inc.	158	3,007

Andersons, Inc.	100	2,994

[1]AnnTaylor Stores Corp.	270	2,155

ArvinMeritor, Inc.	200	878

Asbury Automotive Group, Inc.	100	1,024

[1]Ascent Media Corp.	50	1,329

1ATC Technology Corp.	100	1,450

Autoliv, Inc.	400	11,508

[1]AutoNation, Inc.	663	11,503

[1]AutoZone, Inc.	197	29,769

[1]Avis Budget Group, Inc.	288	1,627

[1]Bare Escentuals, Inc.	200	1,774

Barnes & Noble, Inc.	226	4,662

[1]Beacon Roofing Supply, Inc.	175	2,530

[1]Beazer Homes USA, Inc.	88	161

Bebe Stores, Inc.	100	688

[1]Bed Bath & Beyond, Inc.	1,179	36,254

Belo Corp.	250	448

Best Buy Co., Inc.	1,586	53,115

Big 5 Sporting Goods Corp.	100	1,106

[1]Big Lots, Inc.	370	7,781

1BJ’s Wholesale Club, Inc.	253	8,154

Black & Decker Corp.	327	9,372

[1]Blockbuster, Inc.	300	198

[1]Blue Nile, Inc.	100	4,299

Blyth, Inc.	25	820

Bob Evans Farms, Inc.	190	5,461

[1]Borders Group, Inc.	100	368

BorgWarner, Inc.	560	19,124

[1]Boyd Gaming Corp.	158	1,343

[1]Brightpoint, Inc.	105	658

Brinker International, Inc.	485	8,260

[1]Brocade Communications
Systems, Inc.	1,895	14,819
Brown Shoe Co., Inc.	130	941

Brunswick Corp.	299	1,292

Buckle, Inc.	150	4,765

[1]Buffalo Wild Wings, Inc.	100	3,252

Burger King Holdings, Inc.	400	6,908

[1]Cabela’s, Inc.	94	1,156

Cablevision Systems Corp.	1,147	22,263

[1]California Pizza Kitchen, Inc.	150	1,994

Callaway Golf Co.	220	1,115

[1]Carmax, Inc.	1,058	15,553

Carnival Corp.	2,000	51,540

[1]Carter’s, Inc.	260	6,399

Cato Corp.	100	1,744

CBS Corp.	2,857	19,770

1CEC Entertainment, Inc.	150	4,422

Centex Corp.	635	5,372

[1]Charlotte Russe Holding, Inc.	100	1,288

[1]Charming Shoppes, Inc.	250	930

[1]Cheesecake Factory, Inc.	270	4,671

[1]Chico’s FAS, Inc.	899	8,747

[1]Childrens Place Retail Stores,
Inc.	130	3,436
[1]Chipotle Mexican Grill, Inc.,
Class A	42	3,360
[1]Chipotle Mexican Grill, Inc.,
Class B	60	4,187
Choice Hotels International, Inc.	200	5,322

Christopher & Banks Corp.	100	671

24	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Churchill Downs, Inc.	100	$3,366

Cinemark Holdings, Inc.	200	2,264

[1]Citi Trends, Inc.	100	2,588

CKE Restaurants, Inc.	200	1,696

1CKX, Inc.	200	1,418

[1]Clear Channel Outdoor
Holdings, Inc.	100	530
Coach, Inc.	1,500	40,320

[1]Coldwater Creek, Inc.	175	1,061

[1]Collective Brands, Inc.	380	5,537

Columbia Sportswear Co.	55	1,701

Comcast Corp., Class A	8,900	128,961

Comcast Corp., Special
Class A	3,700	52,170
Cooper Tire & Rubber Co.	210	2,083

[1]Copart, Inc.	300	10,401

Costco Wholesale Corp.	2,000	91,400

Cracker Barrel Old Country
Store, Inc.	107	2,985
1CROCS, Inc.	302	1,027

1CTC Media, Inc.	200	2,364

D.R. Horton, Inc.	1,377	12,889

Darden Restaurants, Inc.	600	19,788

[1]Deckers Outdoor Corp.	37	2,600

1DG FastChannel, Inc.	100	1,830

[1]Dick’s Sporting Goods, Inc.	486	8,359

Dillard’s, Inc.	243	2,236

DineEquity, Inc.	30	936

1DIRECTV Group, Inc.	2,373	58,637

[1]Discovery Communications,
Inc., Ser. A	600	13,530
[1]Discovery Communications,
Inc., Ser. C	700	14,371
1DISH Network Corp.	1,009	16,356

[1]Dolan Media Co.	100	1,279

[1]Dolby Laboratories, Inc.	200	7,456

[1]Dollar Tree, Inc.	431	18,145

[1]Domino’s Pizza, Inc.	152	1,138

[1]DreamWorks Animation SKG,
Inc.	360	9,932
[1]Dress Barn, Inc.	200	2,860

1DSW, Inc.	100	985

1DTS, Inc.	100	2,707

Eastman Kodak Co.	1,063	3,146

Ethan Allen Interiors, Inc.	150	1,554

EW Scripps Co.	120	251

[1]Exide Technologies	200	746

[1]Expedia, Inc.	919	13,886

Family Dollar Stores, Inc.	584	16,527

Federal Signal Corp.	100	765

Finish Line, Inc.	93	690

Foot Locker, Inc.	604	6,324

[1]Ford Motor Co.	12,624	76,628

Fortune Brands, Inc.	700	24,318

[1]Fossil, Inc.	180	4,334

Fred’s, Inc.	100	1,260

[1]Fuel Systems Solutions, Inc.	100	2,019

Furniture Brands International,
Inc.	80	242
[1]GameStop Corp., Class A	732	16,111

Gannett Co., Inc.	850	3,034

Gap, Inc.	2,230	36,572

Garmin Ltd.	537	12,791

[1]Gaylord Entertainment Co.	194	2,466

[1]Genesco, Inc.	100	1,877

Gentex Corp.	573	6,647

[1]GeoEye, Inc.	100	2,356

[1]Goodyear Tire & Rubber Co.	1,100	12,386

Group 1 Automotive, Inc.	100	2,602

1GSI Commerce, Inc.	100	1,425

Guess?, Inc.	300	7,734

[1]Gymboree Corp.	124	4,400

[1]Hanesbrands, Inc.	359	5,389

Harley-Davidson, Inc.	1,100	17,831

Harman International Industries,
Inc.	217	4,080

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	25

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Harte-Hanks, Inc.	180	$1,665

Hasbro, Inc.	613	14,859

[1]Helen of Troy Ltd.	100	1,679

[1]Hertz Global Holdings, Inc.	600	4,794

[1]hhgregg, Inc.	100	1,516

[1]Hibbett Sports, Inc.	160	2,880

HNI Corp.	108	1,950

Home Depot, Inc.	7,700	181,951

[1]Hot Topic, Inc.	200	1,462

[1]Hovnanian Enterprises, Inc.	96	227

1HSN, Inc.	136	1,438

[1]Insight Enterprises, Inc.	180	1,739

Interactive Data Corp.	170	3,934

Interface, Inc.	100	620

[1]Interline Brands, Inc.	100	1,368

International Game Technology	1,400	22,260

International Speedway Corp.	150	3,841

[1]Interpublic Group of Cos., Inc.	2,300	11,615

[1]Interval Leisure Group, Inc.	136	1,268

[1]inVentiv Health, Inc.	100	1,353

1J. Crew Group, Inc.	200	5,404

[1]Jack in the Box, Inc.	262	5,882

[1]Jakks Pacific, Inc.	100	1,283

JCPenney Co., Inc.	967	27,763

1Jo-Ann Stores, Inc.	100	2,067

John Wiley & Sons, Inc.	170	5,652

Johnson Controls, Inc.	2,700	58,644

Jones Apparel Group, Inc.	322	3,455

[1]Jos A. Bank Clothiers, Inc.	100	3,446

Journal Communications, Inc.	200	210

K-Swiss, Inc.	50	425

KB Home	374	5,116

Kimball International, Inc.	100	624

Knoll, Inc.	106	803

[1]Knology, Inc.	100	863

[1]Kohl’s Corp.	1,302	55,660

[1]Krispy Kreme Doughnuts, Inc.	200	600

La-Z-Boy, Inc.	200	944

[1]Lamar Advertising Co.	284	4,337

Lancaster Colony Corp.	110	4,848

[1]Landry’s Restaurants, Inc.	100	860

[1]Las Vegas Sands Corp.	1,388	10,910

[1]Lear Corp.	240	120

Leggett & Platt, Inc.	800	12,184

Lennar Corp.	593	5,746

[1]Liberty Global, Inc.	585	9,249

[1]Liberty Media Corp.–
Entertainment	2,200	58,850
[1]Liberty Media Holding Corp.–
Capital	440	5,966
[1]Liberty Media Holding Corp.–
Interactive	2,704	13,547
[1]Life Time Fitness, Inc.	100	2,001

Limited Brands, Inc.	1,387	16,602

[1]Lions Gate Entertainment Corp.	400	2,240

[1]Live Nation, Inc.	200	972

Liz Claiborne, Inc.	302	870

1LKQ Corp.	592	9,738

Lowe’s Cos., Inc.	6,600	128,106

[1]Lululemon Athletica, Inc.	100	1,303

1M&F Worldwide Corp.	50	1,000

Macy’s, Inc.	1,956	23,003

Marcus Corp.	100	1,052

Marriott International, Inc.	1,320	29,129

[1]Marvel Entertainment, Inc.	200	7,118

Mattel, Inc.	1,726	27,702

Matthews International Corp.	200	6,224

McDonald’s Corp.	5,100	293,199

McGraw-Hill Cos., Inc.	1,432	43,118

MDC Holdings, Inc.	200	6,022

[1]Mediacom Communications
Corp.	200	1,022
Men’s Wearhouse, Inc.	160	3,069

Meredith Corp.	189	4,829

26	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
[1]Meritage Homes Corp.	100	$1,886

1MGM Mirage	1,082	6,914

Modine Manufacturing Co.	60	288

[1]Mohawk Industries, Inc.	288	10,276

Monro Muffler, Inc.	100	2,571

[1]Morgans Hotel Group Co.	100	383

Movado Group, Inc.	100	1,054

[1]Move, Inc.	300	648

National CineMedia, Inc.	200	2,752

[1]NetFlix, Inc.	260	10,748

New York Times Co.	501	2,761

Newell Rubbermaid, Inc.	1,400	14,574

News Corp., Class A	8,300	75,613

News Corp., Class B	2,103	22,229

Nike, Inc.	1,660	85,955

Nordstrom, Inc.	800	15,912

NutriSystem, Inc.	111	1,610

1NVR, Inc.	16	8,038

O’Charleys, Inc.	100	925

1O’Reilly Automotive, Inc.	655	24,942

[1]Office Depot, Inc.	991	4,519

OfficeMax, Inc.	290	1,821

Omnicom Group, Inc.	1,382	43,644

Orient-Express Hotels Ltd.	200	1,698

[1]Overstock.com, Inc.	100	1,196

Oxford Industries, Inc.	42	489

[1]Pacific Sunwear of California,
Inc.	190	640
[1]Panera Bread Co.	141	7,030

[1]Papa John’s International, Inc.	160	3,966

[1]Penn National Gaming, Inc.	290	8,442

Penske Automotive Group, Inc.	154	2,563

PEP Boys-Manny Moe & Jack	100	1,014

PetSmart, Inc.	582	12,490

1PF Chang’s China Bistro, Inc.	140	4,488

Phillips-Van Heusen, Corp.	208	5,968

[1]Pier 1 Imports, Inc.	300	597

[1]Pinnacle Entertainment, Inc.	170	1,579

Polaris Industries, Inc.	160	5,139

Polo Ralph Lauren Corp.	300	16,062

Pool Corp.	180	2,981

[1]Priceline.com, Inc.	171	19,075

Pulte Homes, Inc.	1,048	9,254

[1]Quiksilver, Inc.	350	648

RadioShack Corp.	640	8,934

1RC2 Corp.	100	1,323

[1]Red Robin Gourmet Burgers, Inc.	41	769

Regal Entertainment Group	280	3,721

Regis Corp.	160	2,786

[1]Rent-A-Center, Inc.	300	5,349

[1]Retail Ventures, Inc.	100	218

Ross Stores, Inc.	593	22,890

Royal Caribbean Cruises Ltd.	685	9,275

[1]Ruby Tuesday, Inc.	200	1,332

[1]Rush Enterprises, Inc.	200	2,330

Ryland Group, Inc.	206	3,453

[1]Saks, Inc.	553	2,450

Sauer-Danfoss, Inc.	100	613

Scholastic Corp.	133	2,632

[1]School Specialty, Inc.	40	808

[1]Scientific Games Corp.	280	4,416

Scripps Networks Interactive, Inc.	460	12,802

[1]Sealy Corp.	100	196

[1]Sears Holdings Corp.	277	18,426

Sherwin-Williams Co.	421	22,629

[1]Shuffle Master, Inc.	60	397

Sinclair Broadcast Group, Inc.	200	388

[1]Sirius XM Radio, Inc.	15,200	6,536

[1]Skechers U.S.A., Inc.	100	977

[1]Smith & Wesson Holding Corp.	100	568

Snap-On, Inc.	229	6,581

Sonic Automotive, Inc.	100	1,016

[1]Sonic Corp.	236	2,367

Speedway Motorsports, Inc.	100	1,376

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	27

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Stage Stores, Inc.	90	$999

[1]Standard-Pacific Corp.	308	625

Stanley Works	290	9,814

Staples, Inc.	3,282	66,198

[1]Starbucks Corp.	3,390	47,087

Starwood Hotels & Resorts
Worldwide, Inc.	900	19,980
[1]Steak N Shake Co.	100	874

[1]Steven Madden Ltd.	54	1,374

Superior Industries International,
Inc.	100	1,410
Talbots, Inc.	100	540

Target Corp.	3,300	130,251

Tempur-Pedic International, Inc.	400	5,228

[1]Tenneco, Inc.	180	1,908

[1]Texas Roadhouse, Inc.	152	1,658

Thor Industries, Inc.	150	2,755

[1]Ticketmaster	136	873

Tiffany & Co.	600	15,216

Tim Hortons, Inc.	800	19,632

[1]Timberland Co.	170	2,256

Time Warner, Inc.	5,400	136,026

[1]Titan Machinery, Inc.	100	1,269

[1]Tivo, Inc.	500	5,240

TJX Cos., Inc.	1,911	60,120

[1]Toll Brothers, Inc.	619	10,504

Toro Co.	200	5,980

[1]Tractor Supply Co.	179	7,396

[1]True Religion Apparel, Inc.	100	2,230

1TRW Automotive Holdings
Corp.	160	1,808
Tupperware Brands Corp.	280	7,286

[1]Tween Brands, Inc.	150	1,002

[1]Under Armour, Inc.	122	2,730

UniFirst Corp.	100	3,717

[1]United Rentals, Inc.	234	1,519

[1]Universal Electronics, Inc.	100	2,017

[1]Urban Outfitters, Inc.	526	10,978

V.F. Corp.	400	22,140

[1]Vail Resorts, Inc.	78	2,092

[1]Viacom, Inc.	2,500	56,750

Virgin Media, Inc.	1,369	12,800

[1]Volcom, Inc.	100	1,250

WABCO Holdings, Inc.	300	5,310

Wabtec Corp.	270	8,686

Wal-Mart Stores, Inc.	10,700	518,308

Walt Disney Co.	8,000	186,640

[1]Warnaco Group, Inc.	180	5,832

[1]Warner Music Group Corp.	80	468

Washington Post Co.	26	9,157

Wendy’s	1,668	6,672

1WESCO International, Inc.	200	5,008

[1]Wet Seal, Inc.	600	1,842

Whirlpool Corp.	308	13,108

Williams-Sonoma, Inc.	488	5,793

Winnebago Industries, Inc.	40	297

1WMS Industries, Inc.	250	7,877

Wolverine World Wide, Inc.	200	4,412

World Wrestling Entertainment,
Inc.	100	1,256
Wyndham Worldwide Corp.	700	8,484

[1]Wynn Resorts Ltd.	331	11,684

Yum! Brands, Inc.	2,100	70,014

[1]Zale Corp.	170	585

[1]Zumiez, Inc.	100	801

Total Consumer Discretionary		4,792,465

Consumer Staples–8.9%
Alberto-Culver Co.	413	10,503

[1]Alliance One International, Inc.	300	1,140

Altria Group, Inc.	9,300	152,427

[1]American Dairy, Inc.	100	3,966

[1]American Italian Pasta Co.	100	2,914

Archer-Daniels-Midland Co.	2,600	69,602

Avon Products, Inc.	2,000	51,560

28	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
[1]Boston Beer Co., Inc.	100	$2,959

Brown-Forman Corp.	400	17,192

Bunge Ltd.	538	32,415

Cal-Maine Foods, Inc.	100	2,496

Campbell Soup Co.	947	27,861

Casey’s General Stores, Inc.	180	4,624

[1]Central European Distribution
Corp.	200	5,314
[1]Central Garden and Pet Co.	40	440

[1]Central Garden and Pet Co.,
Class A (Non-voting)	80	788
[1]Chattem, Inc.	51	3,473

[1]Chiquita Brands International,
Inc.	178	1,826
Church & Dwight Co., Inc.	380	20,638

Clorox Co.	600	33,498

Coca-Cola Co.	9,500	455,905

Coca-Cola Enterprises, Inc.	1,400	23,310

Colgate-Palmolive Co.	2,280	161,287

ConAgra Foods, Inc.	2,071	39,473

[1]Constellation Brands, Inc.	910	11,539

Corn Products International, Inc.	351	9,403

CVS Corp.	6,500	207,155

[1]Dean Foods Co.	800	15,352

Del Monte Foods Co.	960	9,005

Diamond Foods, Inc.	100	2,790

1Dr Pepper Snapple Group, Inc.	1,100	23,309

[1]Elizabeth Arden, Inc.	100	873

Estee Lauder Cos., Inc.	500	16,335

Flowers Foods, Inc.	400	8,736

General Mills, Inc.	1,529	85,655

[1]Great Atlantic & Pacific Tea Co.	112	476

[1]Green Mountain Coffee
Roasters, Inc.	150	8,868
H.J. Heinz Co.	1,449	51,729

[1]Hain Celestial Group, Inc.	180	2,810

[1]Hansen Natural Corp.	352	10,849

Herbalife Ltd.	250	7,885

Hershey Co.	697	25,092

Hormel Foods Corp.	389	13,436

Ingles Markets, Inc.	100	1,524

J&J Snack Foods Corp.	100	3,590

J.M. Smucker Co.	537	26,130

Kellogg Co.	1,199	55,837

Kimberly-Clark Corp.	1,935	101,452

Kraft Foods, Inc.	6,704	169,879

Kroger Co.	2,843	62,688

Lance, Inc.	100	2,313

Lorillard, Inc.	747	50,624

McCormick & Co., Inc.	533	17,339

Molson Coors Brewing Co.	676	28,615

Nash Finch Co.	100	2,706

1NBTY, Inc.	290	8,155

Nu Skin Enterprises, Inc.	300	4,590

[1]Pantry, Inc.	130	2,158

[1]Peet’s Coffee & Tea, Inc.	100	2,520

Pepsi Bottling Group, Inc.	660	22,334

PepsiAmericas, Inc.	300	8,043

PepsiCo, Inc.	7,100	390,216

[1]PetMed Express, Inc.	100	1,503

Philip Morris International, Inc.	9,100	396,942

[1]Prestige Brands Holdings, Inc.	100	615

Procter & Gamble Co.	13,300	679,630

[1]Ralcorp Holdings, Inc.	263	16,022

[1]Rite Aid Corp.	2,350	3,549

Ruddick Corp.	200	4,686

Safeway, Inc.	1,905	38,805

[1]Sally Beauty Holdings, Inc.	490	3,116

Sanderson Farms, Inc.	100	4,500

Sara Lee Corp.	3,127	30,520

Schweitzer-Mauduit International,
Inc.	100	2,721
Seaboard Corp.	1	1,122

Sensient Technologies Corp.	261	5,891

[1]Smart Balance, Inc.	400	2,724

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	29

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
[1]Smithfield Foods, Inc.	659	$9,206

Spartan Stores, Inc.	100	1,241

[1]Steiner Leisure Ltd.	100	3,053

SUPERVALU, Inc.	964	12,484

SYSCO Corp.	2,700	60,696

[1]Tejon Ranch Co.	100	2,649

Terra Industries, Inc.	461	11,165

Tootsie Roll Industries, Inc.	109	2,473

[1]TreeHouse Foods, Inc.	200	5,754

Tyson Foods, Inc.	1,430	18,032

[1]United Natural Foods, Inc.	160	4,200

Universal Corp.	109	3,609

1USANA Health Sciences, Inc.	100	2,973

Vector Group Ltd.	210	3,001

Walgreen Co.	4,500	132,300

WD-40 Co.	100	2,900

Weis Markets, Inc.	100	3,352

Whole Foods Market, Inc.	689	13,077

[1]Winn-Dixie Stores, Inc.	300	3,762

Total Consumer Staples		4,085,894

Energy–10.8%
[1]Allis-Chalmers Energy, Inc.	200	462

Anadarko Petroleum Corp.	2,300	104,397

Apache Corp.	1,539	111,039

[1]Arena Resources, Inc.	200	6,370

Atlas America, Inc.	100	1,787

1ATP Oil & Gas Corp.	148	1,030

[1]Atwood Oceanics, Inc.	300	7,473

Baker Hughes, Inc.	1,449	52,802

[1]Basic Energy Services, Inc.	100	683

Berry Petroleum Co.	160	2,974

[1]Bill Barrett Corp.	140	3,844

BJ Services Co.	1,315	17,923

1BPZ Resources, Inc.	200	978

[1]Brigham Exploration Co.	200	698

[1]Bronco Drilling Co., Inc.	100	428

Cabot Oil & Gas Corp.	459	14,064

[1]Cameron International Corp.	1,000	28,300

CARBO Ceramics, Inc.	80	2,736

[1]Carrizo Oil & Gas, Inc.	100	1,715

Chesapeake Energy Corp.	2,621	51,974

Chevron Corp.	9,100	602,875

Cimarex Energy Co.	406	11,506

[1]Clayton Williams Energy, Inc.	35	660

1CNX Gas Corp.	100	2,627

[1]Complete Production Services,
Inc.	200	1,272
[1]Comstock Resources, Inc.	260	8,593

[1]Concho Resources, Inc.	300	8,607

ConocoPhillips	6,361	267,544

[1]Contango Oil & Gas Co.	66	2,804

[1]Continental Resources, Inc.	200	5,550

Core Laboratories NV	78	6,798

Crosstex Energy, Inc.	119	495

1CVR Energy, Inc.	100	733

[1]Dawson Geophysical Co.	34	1,015

[1]Delta Petroleum Corp.	200	386

[1]Denbury Resources, Inc.	1,136	16,733

Devon Energy Corp.	1,943	105,894

Diamond Offshore Drilling, Inc.	300	24,915

[1]Dresser-Rand Group, Inc.	398	10,388

[1]Dril-Quip, Inc.	200	7,620

El Paso Corp.	3,145	29,028

[1]Encore Acquisition Co.	200	6,170

ENSCO International, Inc.	623	21,724

EOG Resources, Inc.	1,100	74,712

1EXCO Resources, Inc.	829	10,711

[1]Exterran Holdings, Inc.	231	3,705

Exxon Mobil Corp.	22,474	1,571,157

1FMC Technologies, Inc.	600	22,548

[1]Forest Oil Corp.	411	6,132

Frontier Oil Corp.	453	5,939

[1]Global Industries Ltd.	330	1,868

30	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
1GMX Resources, Inc.	100	$1,064

[1]Goodrich Petroleum Corp.	90	2,213

Gulf Island Fabrication, Inc.	100	1,583

[1]GulfMark Offshore, Inc.	100	2,760

[1]Gulfport Energy Corp.	100	685

Halliburton Co.	4,100	84,870

[1]Harvest Natural Resources, Inc.	100	441

[1]Helix Energy Solutions Group,
Inc.	297	3,228
Helmerich & Payne, Inc.	500	15,435

[1]Hercules Offshore, Inc.	300	1,191

Hess Corp.	1,360	73,100

Holly Corp.	211	3,794

[1]Hornbeck Offshore Services,
Inc.	100	2,139
1ION Geophysical Corp.	300	771

[1]Key Energy Services, Inc.	700	4,032

Lufkin Industries, Inc.	56	2,355

Marathon Oil Corp.	3,180	95,813

[1]Mariner Energy, Inc	500	5,875

[1]Matrix Service Co.	100	1,148

1McMoRan Exploration Co.	200	1,192

Murphy Oil Corp.	799	43,402

[1]Nabors Industries Ltd.	1,300	20,254

1NATCO Group, Inc.	100	3,292

[1]National Oilwell Varco, Inc.	1,943	63,458

[1]Newfield Exploration Co.	591	19,308

[1]Newpark Resources, Inc.	300	855

Noble Corp.	1,197	36,209

Noble Energy, Inc.	761	44,876

Occidental Petroleum Corp.	3,647	240,009

[1]Oceaneering International, Inc.	280	12,656

[1]Oil States International, Inc.	183	4,430

[1]Oilsands Quest, Inc.	600	576

[1]Parker Drilling Co.	470	2,040

Patterson-UTI Energy, Inc.	777	9,992

Penn Virginia Corp.	160	2,619

[1]Petroleum Development Corp.	50	785

[1]PetroQuest Energy, Inc.	200	738

[1]Pioneer Drilling Co.	171	819

Pioneer Natural Resources Co.	550	14,025

[1]Plains Exploration & Production
Co.	538	14,720
[1]Pride International, Inc.	800	20,048

[1]Quicksilver Resources, Inc.	400	3,716

Range Resources Corp.	752	31,140

[1]Rosetta Resources, Inc.	208	1,820

Rowan Cos., Inc.	499	9,641

RPC, Inc.	100	835

[1]SandRidge Energy, Inc.	566	4,822

Schlumberger Ltd.	5,400	292,194

1SEACOR Holdings, Inc.	80	6,019

Smith International, Inc.	962	24,772

St. Mary Land & Exploration Co.	316	6,595

[1]Stone Energy Corp.	156	1,158

Sunoco, Inc.	533	12,366

[1]Superior Energy Services	300	5,181

[1]Superior Well Services, Inc.	100	595

[1]Swift Energy Co.	140	2,331

1T-3 Energy Services, Inc.	58	691

[1]Tesco Corp.	200	1,588

Tesoro Corp.	605	7,702

[1]Tetra Technologies, Inc.	220	1,751

Tidewater, Inc.	200	8,574

[1]Transocean Ltd.	1,480	109,949

[1]Ultra Petroleum Corp.	653	25,467

[1]Unit Corp.	212	5,845

[1]Vaalco Energy, Inc.	400	1,692

Valero Energy Corp.	2,600	43,914

[1]Venoco, Inc.	100	767

W&T Offshore, Inc.	113	1,101

[1]Warren Resources, Inc.	200	490

[1]Weatherford International Ltd.	3,200	62,592

[1]Western Refining, Inc.	100	706

[1]Whiting Petroleum Corp.	250	8,790

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	31

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Energy (continued)
[1]Willbros Group, Inc.	200	$2,502

Williams Cos., Inc.	2,744	42,834

XTO Energy, Inc.	2,500	95,350

Total Energy		4,936,676

Financials–14.7%
1st Source Corp.	100	1,727

[2]Acadia Realty Trust	104	1,357

ACE Ltd.	1,495	66,124

Advanta Corp.	81	34

[1]Affiliated Managers Group, Inc.	200	11,638

AFLAC, Inc.	2,094	65,102

[2]Alexander’s, Inc.	8	2,157

[2]Alexandria Real Estate Equities,
Inc.	150	5,369
[1]Alleghany Corp.	26	7,046

Allied Capital Corp.	700	2,436

Allied World Assurance Holdings
Ltd.	200	8,166
Allstate Corp.	2,300	56,120

2AMB Property Corp.	662	12,452

AMBAC Financial Group, Inc.	1,089	1,002

[2]American Campus Communities,
Inc.	216	4,791
American Capital Ltd.	802	2,574

American Equity Investment Life
Holding Co.	200	1,116
American Express Co.	4,700	109,228

American Financial Group, Inc.	300	6,474

American International Group,
Inc.	11,000	12,760
[1]AmeriCredit Corp.	664	8,997

Ameriprise Financial, Inc.	1,242	30,143

[1]Amerisafe, Inc.	100	1,556

Amtrust Financial Services, Inc.	100	1,140

[2]Annaly Mortgage Management,
Inc.	2,400	36,336

[2]Anworth Mortgage Asset Corp.	600	4,326

AON Corp.	1,100	41,657

[2]Apartment Investment &
Management Co.	530	4,691
Apollo Investment Corp.	564	3,384

[1]Arch Capital Group Ltd.	205	12,009

Ares Capital Corp.	430	3,466

[1]Argo Group International Holdings
Ltd.	145	4,092
Arrow Financial Corp.	100	2,700

Arthur J. Gallagher & Co.	433	9,240

[2]Ashford Hospitality Trust, Inc.	300	843

Aspen Insurance Holdings Ltd.	400	8,936

Associated Banc-Corp	500	6,250

Assurant, Inc.	550	13,250

Assured Guaranty Ltd.	590	7,304

Astoria Financial Corp.	340	2,917

[2]AvalonBay Communities, Inc.	400	22,376

Axis Capital Holdings Ltd.	658	17,226

BancorpSouth, Inc.	332	6,816

Bank Mutual Corp.	200	1,744

Bank of America Corp.	39,400	520,080

Bank of Hawaii Corp.	200	7,166

Bank of New York Mellon Corp.	5,185	151,972

Bank of the Ozarks, Inc.	100	2,163

[1]Bankrate, Inc.	100	2,524

Banner Corp.	21	80

BB&T Corp.	2,835	62,313

[1]Beneficial Mutual Bancorp, Inc.	200	1,920

[1]Berkshire Hathaway, Inc.	50	144,786

Berkshire Hills Bancorp, Inc.	76	1,579

[2]BioMed Realty Trust, Inc.	400	4,092

BlackRock Kelso Capital Corp.	225	1,402

BlackRock, Inc.	100	17,542

BOK Financial Corp.	96	3,616

Boston Private Financial Holdings,
Inc.	160	717
[2]Boston Properties, Inc.	634	30,242

[2]Brandywine Realty Trust	700	5,215

2BRE Properties, Inc.	200	4,752

32	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
Broadridge Financial Solutions,
Inc.	644	$10,678
Brookdale Senior Living, Inc.	104	1,013

Brookline Bancorp, Inc.	190	1,771

Brown & Brown, Inc.	524	10,443

Calamos Asset Management,
Inc.	76	1,072
[2]Camden Property Trust	330	9,108

Capital City Bank Group, Inc.	100	1,685

Capital One Financial Corp.	2,000	43,760

CapitalSource, Inc.	600	2,928

Capitol Bancorp Ltd.	100	265

Capitol Federal Financial	160	6,133

[2]CapLease, Inc.	100	276

[2]Capstead Mortgage Corp.	200	2,542

Cash America International, Inc.	95	2,222

Cathay General Bancorp	200	1,902

1CB Richard Ellis Group, Inc.	1,100	10,296

1CBIZ, Inc.	200	1,424

2CBL & Associates Properties,
Inc.	761	4,102
[2]Cedar Shopping Centers, Inc.	100	452

Central Pacific Financial Corp.	60	225

Charles Schwab Corp.	4,500	78,930

Chemical Financial Corp.	100	1,991

[2]Chimera Investment Corp.	2,800	9,772

Chubb Corp.	1,600	63,808

Cincinnati Financial Corp.	737	16,472

CIT Group, Inc.	1,528	3,285

Citigroup, Inc.	24,900	73,953

[1]Citizens Banking Corp.	207	147

[1]Citizens, Inc.	200	1,216

City Holding Co.	100	3,036

City National Corp.	252	9,281

CME Group, Inc.	278	86,489

1CNA Surety Corp.	100	1,349

Cohen & Steers, Inc.	100	1,495

Colonial BancGroup, Inc.	700	434

[2]Colonial Properties Trust	163	1,206

Columbia Banking System, Inc.	100	1,023

Comerica, Inc.	682	14,424

Commerce Bancshares, Inc.	325	10,345

Community Bank System, Inc.	90	1,310

Community Trust Bancorp, Inc.	80	2,140

CompuCredit Corp.	100	230

[1]Conseco, Inc.	699	1,657

[2]Corporate Office Properties Trust
SBI MD	270	7,919
[1]Corrections Corp. of America	518	8,801

[2]Cousins Properties, Inc.	195	1,658

[1]Credit Acceptance Corp.	100	2,185

Cullen/Frost Bankers, Inc.	247	11,392

CVB Financial Corp.	337	2,012

Danvers Bancorp, Inc.	100	1,345

2DCT Industrial Trust, Inc.	600	2,448

Delphi Financial Group	175	3,400

[2]Developers Diversified Realty
Corp.	460	2,245
[2]DiamondRock Hospitality Co.	400	2,504

[2]Digital Realty Trust, Inc.	300	10,755

Dime Community Bancshares	180	1,640

Discover Financial Services	2,097	21,536

[2]Douglas Emmett, Inc.	400	3,596

Duff & Phelps Corp.	100	1,778

[2]Duke Realty Corp.	1,051	9,217

2DuPont Fabros Technology, Inc.	100	942

1E*Trade Financial Corp.	5,500	7,040

East West Bancorp, Inc.	182	1,181

[2]EastGroup Properties, Inc.	180	5,944

Eaton Vance Corp.	474	12,680

[1]eHealth, Inc.	200	3,532

Employers Holdings, Inc.	200	2,710

Endurance Specialty Holdings Ltd.	228	6,680

[2]Entertainment Properties Trust	100	2,060

[2]Equity Lifestyle Properties, Inc.	100	3,718

[2]Equity One, Inc.	290	3,845

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	33

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Equity Residential	1,200	$26,676

Erie Indemnity Co.	208	7,438

[2]Essex Property Trust, Inc.	119	7,405

[1]Euronet Worldwide, Inc.	288	5,584

Everest Re Group Ltd.	300	21,471

[2]Extra Space Storage, Inc.	300	2,505

1EZCORP, Inc.	100	1,078

Fannie Mae	3,900	2,262

FBL Financial Group, Inc.	100	826

1FCStone Group, Inc.	100	395

[2]Federal Realty Investment Trust	290	14,941

Federated Investors, Inc.	421	10,142

[2]FelCor Lodging Trust, Inc.	140	344

Fidelity National Financial, Inc.	1,020	13,801

Fidelity National Information
Services, Inc.	908	18,124
Fifth Third Bancorp	3,553	25,226

Financial Federal Corp.	75	1,541

First American Corp.	365	9,457

First BanCorp	320	1,264

First Busey Corp.	100	735

[1]First Cash Financial Services,
Inc.	100	1,752
First Citizens BancShares, Inc.	24	3,208

First Commonwealth Financial
Corp.	406	2,574
First Financial Bancorp	200	1,504

First Financial Bankshares, Inc.	100	5,036

First Financial Corp.	40	1,263

First Financial Holdings, Inc.	100	940

[1]First Horizon National Corp.	1,078	12,933

[2]First Industrial Realty Trust, Inc.	171	744

[1]First Marblehead Corp.	175	354

First Merchants Corp.	130	1,044

First Midwest Bancorp, Inc.	190	1,389

First Niagara Financial Group, Inc.	600	6,852

[2]First Potomac Realty Trust	100	975

FirstMerit Corp.	402	6,826

[1]Flagstar Bancorp, Inc.	100	68

Flagstone Reinsurance Holdings
Ltd.	100	1,030
FNB Corp.	350	2,167

Forest City Enterprises, Inc.	545	3,597

[1]Forestar Real Estate Group, Inc.	200	2,376

1FPIC Insurance Group, Inc.	100	3,062

Franklin Resources, Inc.	800	57,608

[2]Franklin Street Properties Corp.	261	3,458

[1]Freddie Mac	2,435	1,510

Frontier Financial Corp.	120	145

Fulton Financial Corp.	725	3,777

GAMCO Investors, Inc.	60	2,910

Genworth Financial, Inc.	1,961	13,707

[2]Getty Realty Corp.	120	2,264

GFI Group, Inc.	256	1,725

Glacier Bancorp, Inc.	290	4,283

[2]Glimcher Realty Trust	100	290

Goldman Sachs Group, Inc.	2,166	319,355

[21]Gramercy Capital Corp.	136	219

Greenhill & Co., Inc.	87	6,282

[1]Greenlight Capital Re Ltd. Cl A	100	1,731

[1]Guaranty Financial Group, Inc.	200	38

Hancock Holding Co.	160	5,198

Hanmi Financial Corp.	100	175

Hanover Insurance Group, Inc.	216	8,232

Harleysville Group, Inc.	100	2,822

Harleysville National Corp.	100	470

Hartford Financial Services
Group, Inc.	1,500	17,805
[2]Hatteras Financial Corp.	200	5,718

HCC Insurance Holdings, Inc.	524	12,581

[2]Health Care Property Investors,
Inc.	1,193	25,280
[2]Health Care REIT, Inc.	536	18,278

[2]Healthcare Realty Trust, Inc.	275	4,628

[1]Heckmann Corp.	500	1,875

34	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Highwoods Properties, Inc.	290	$6,487

[1]Hilltop Holdings, Inc.	300	3,561

Home Bancshares, Inc.	100	1,904

[2]Home Properties, Inc.	160	5,456

Horace Mann Educators Corp.	120	1,196

[2]Hospitality Properties Trust	378	4,494

[2]Host Hotels & Resorts, Inc.	2,712	22,754

2HRPT Properties Trust	1,000	4,060

Hudson City Bancorp, Inc.	2,134	28,361

Huntington Bancshares, Inc.	2,738	11,445

IBERIABANK Corp.	60	2,365

Independent Bank Corp.	90	1,773

Infinity Property & Casualty
Corp.	50	1,823
[2]Inland Real Estate Corp.	150	1,050

[1]Interactive Brokers Group, Inc.	200	3,106

[1]IntercontinentalExchange, Inc.	300	34,272

International Bancshares Corp.	200	2,062

Invesco Ltd. Com	1,900	33,858

[1]Investment Technology Group,
Inc.	189	3,854
[1]Investors Bancorp, Inc.	200	1,832

[2]Investors Real Estate Trust	330	2,934

IPC Holdings Ltd.	180	4,921

[2]iStar Financial, Inc.	469	1,332

Jackson Hewitt Tax Service,
Inc.	60	376
Janus Capital Group, Inc.	600	6,840

[1]Jefferies Group, Inc.	456	9,726

Jones Lang LaSalle, Inc.	240	7,855

JPMorgan Chase & Co.	17,000	579,870

1KBW, Inc.	100	2,876

KeyCorp	3,200	16,768

[2]Kilroy Realty Corp.	126	2,588

[2]Kimco Realty Corp.	1,533	15,407

[2]Kite Realty Group Trust	100	292

[1]Knight Capital Group, Inc.	370	6,309

1LaBranche & Co., Inc.	300	1,290

2LaSalle Hotel Properties	159	1,962

Legg Mason, Inc.	668	16,286

[1]Leucadia National Corp.	900	18,981

[2]Lexington Corporate Properties
Trust	242	823
[2]Liberty Property Trust	400	9,216

Lincoln National Corp.	1,405	24,180

Loews Corp.	1,614	44,224

2LTC Properties, Inc.	100	2,045

M&T Bank Corp.	413	21,034

[2]Macerich Co.	299	5,265

[2]Mack-Cali Realty Corp.	388	8,846

[1]Markel Corp.	39	10,986

Marsh & McLennan Cos., Inc.	2,345	47,205

Marshall & Ilsley Corp.	1,644	7,891

Max Capital Group, Ltd.	180	3,323

MB Financial, Inc.	100	1,019

1MBIA, Inc.	727	3,148

Meadowbrook Insurance Group,
Inc.	400	2,612
[2]Medical Properties Trust, Inc.	300	1,821

Mercury General Corp.	100	3,343

MetLife, Inc.	3,646	109,416

1MF Global Ltd.	400	2,372

2MFA Mortgage Investments,
Inc.	978	6,768
MGIC Investment Corp.	490	2,156

[2]Mid-America Apartment

Communities, Inc.	170	6,241

Montpelier Re Holdings Ltd.	410	5,449

Moody’s Corp.	900	23,715

Morgan Stanley	5,300	151,103

[1]Morningstar, Inc.	100	4,123

1MSCI, Inc.	500	12,220

1NASDAQ Stock Market, Inc.	674	14,363

National Financial Partners
Corp.	150	1,098

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	35

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]National Health Investors, Inc.	100	$2,671

National Penn Bancshares, Inc.	306	1,411

[2]National Retail Properties, Inc.	370	6,420

National Western Life
Insurance Co.	10	1,168
[2]Nationwide Health Properties,
Inc.	431	11,094
[1]Navigators Group, Inc.	100	4,443

NBT Bancorp, Inc.	185	4,016

[1]Nelnet, Inc.	200	2,718

New York Community
Bancorp, Inc.	1,394	14,902
NewAlliance Bancshares, Inc.	400	4,600

Northern Trust Corp.	1,000	53,680

[2]NorthStar Realty Finance Corp.	108	306

Northwest Bancorp, Inc.	100	1,886

NYSE Euronext	1,161	31,637

[1]Ocwen Financial Corp.	100	1,297

Odyssey Re Holdings Corp.	137	5,477

Old National Bancorp	228	2,239

Old Republic International
Corp.	1,038	10,224
[2]Omega Healthcare Investors,
Inc.	349	5,416
OneBeacon Insurance Group
Ltd.	100	1,169
optionsXpress Holdings, Inc.	200	3,106

Oriental Financial Group, Inc.	100	970

Pacific Capital Bancorp	200	428

PacWest Bancorp	150	1,974

Park National Corp.	60	3,389

[2]Parkway Properties, Inc.	45	585

PartnerRe Ltd.	250	16,237

[2]Pennsylvania Real Estate
Investment Trust	160	800
People’s United Financial, Inc.	1,596	24,004

[1]Phoenix Cos., Inc.	380	635

[1]Pico Holdings, Inc.	100	2,870

[1]Pinnacle Financial Partners, Inc.	100	1,332

[1]Piper Jaffray Cos.	140	6,114

Platinum Underwriters Holdings
Ltd.	280	8,005
[2]Plum Creek Timber Co., Inc.	750	22,335

PMI Group, Inc.	270	535

PNC Financial Services Group,
Inc.	1,975	76,650
Popular, Inc.	948	2,086

[1]Portfolio Recovery Associates,
Inc.	47	1,820
[2]Post Properties, Inc.	172	2,312

Presidential Life Corp.	100	757

Principal Financial Group, Inc.	1,453	27,375

PrivateBancorp, Inc.	200	4,448

[1]ProAssurance Corp.	150	6,932

[1]Progressive Corp.	3,000	45,330

[2]ProLogis	2,052	16,539

Prospect Capital Corp.	215	1,978

Prosperity Bancshares, Inc.	200	5,966

Protective Life Corp.	300	3,432

Provident Financial Services, Inc.	150	1,365

Provident New York Bancorp	230	1,868

Prudential Financial, Inc.	2,070	77,045

2PS Business Parks, Inc.	74	3,585

[2]Public Storage, Inc.	554	36,276

Radian Group, Inc.	286	778

2RAIT Investment Trust	100	137

[2]Ramco-Gershenson Properties
Trust	35	350
Raymond James Financial, Inc.	418	7,194

[2]Realty Income Corp.	508	11,135

[2]Redwood Trust, Inc.	240	3,542

[2]Regency Centers Corp.	400	13,964

Regions Financial Corp.	4,945	19,978

Reinsurance Group of America,
Inc.	300	10,473
RenaissanceRe Holdings Ltd.	300	13,962

Renasant Corp.	100	1,502

[1]Riskmetrics Group, Inc.	200	3,532

36	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
RLI Corp.	100	$4,480

S&T Bancorp, Inc.	100	1,216

Safety Insurance Group, Inc.	100	3,056

Sandy Spring Bancorp, Inc.	90	1,323

[2]Saul Centers, Inc.	54	1,597

SCBT Financial Corp.	100	2,369

SEI Investments Co.	560	10,102

Selective Insurance Group	218	2,784

[2]Senior Housing Properties Trust	462	7,540

[1]Signature Bank	170	4,610

Simmons First National Corp.	100	2,672

[2]Simon Property Group, Inc.	1,277	65,676

2SL Green Realty Corp.	330	7,570

1SLM Corp.	2,100	21,567

South Financial Group, Inc.	207	246

[2]Sovran Self Storage, Inc.	70	1,722

1St. Joe Co.	405	10,728

StanCorp Financial Group, Inc.	200	5,736

State Auto Financial Corp.	100	1,750

[3]State Street Corp.	2,200	103,840

StellarOne Corp.	100	1,295

Sterling Bancshares, Inc.	450	2,849

Sterling Financial Corp. (WA)	290	844

Stewart Information Services
Corp.	40	570
[1]Stifel Financial Corp.	150	7,214

[2]Strategic Hotels & Resorts, Inc.	234	260

Student Loan Corp.	10	372

Suffolk Bancorp	100	2,564

[2]Sun Communities, Inc.	120	1,654

[2]Sunstone Hotel Investors, Inc.	214	1,145

SunTrust Banks, Inc.	2,131	35,055

Susquehanna Bancshares, Inc.	428	2,093

1SVB Financial Group	155	4,219

SWS Group, Inc.	100	1,397

SY Bancorp, Inc.	100	2,417

Synovus Financial Corp.	1,300	3,887

T. Rowe Price Group, Inc.	1,178	49,087

[2]Tanger Factory Outlet Centers,
Inc.	190	6,162
[2]Taubman Centers, Inc.	210	5,641

TCF Financial Corp.	597	7,982

1TD Ameritrade Holding Corp.	1,197	20,995

[1]Texas Capital Bancshares, Inc.	100	1,547

TFS Financial Corp.	500	5,310

Tompkins Trustco, Inc.	45	2,158

Torchmark Corp.	361	13,371

Tower Group, Inc.	147	3,643

TowneBank	100	1,400

Transatlantic Holdings, Inc.	299	12,956

Travelers Cos., Inc.	2,700	110,808

Trico Bancshares	100	1,550

TrustCo Bank Corp. NY	240	1,418

Trustmark Corp.	200	3,864

2U-Store-It Trust	110	539

U.S. Bancorp	8,700	155,904

UCBH Holdings, Inc.	430	542

UMB Financial Corp.	180	6,842

Umpqua Holdings Corp.	190	1,474

Union Bankshares Corp.	90	1,347

[1]United America Indemnity Ltd.	190	910

United Bankshares, Inc.	180	3,517

[1]United Community Banks, Inc.	80	483

[2]United Dominion Realty Trust, Inc.	655	6,766

United Fire & Casualty Co.	100	1,715

Unitrin, Inc.	200	2,404

[1]Universal American Financial
Corp.	100	872
[2]Universal Health Realty Income
Trust	30	946
Univest Corp. of Pennsylvania	100	2,026

UnumProvident Corp.	1,500	23,790

[2]Urstadt Biddle Properties, Inc.	180	2,534

Validus Holdings Ltd.	200	4,396

Valley National Bancorp	525	6,143

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	37

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Financials (continued)
[2]Ventas, Inc.	691	$20,633

Visa, Inc.	2,050	127,633

[2]Vornado Realty Trust	729	32,827

W.R. Berkley Corp.	651	13,977

Waddell & Reed Financial, Inc.	420	11,075

Walter Industries, Inc.	287	10,401

[21]Walter Investment Management
Corp.	111	1,474
Washington Federal, Inc.	330	4,290

[2]Washington Real Estate
Investment Trust	200	4,474
Washington Trust Bancorp, Inc.	110	1,961

Webster Financial Corp.	224	1,803

[2]Weingarten Realty Investors	595	8,633

Wells Fargo & Co.	19,833	481,149

WesBanco, Inc.	100	1,454

West Coast Bancorp	110	224

Westamerica BanCorp.	100	4,961

[1]Western Alliance Bancorp	400	2,736

Western Union Co.	3,190	52,316

Westfield Financial, Inc.	200	1,812

White Mountains Insurance
Group Ltd.	34	7,783
Whitney Holding Corp.	390	3,572

Willis Group Holdings Ltd.	747	19,220

Wilmington Trust Corp.	230	3,142

Wintrust Financial Corp.	50	804

[1]World Acceptance Corp.	45	896

XL Capital Ltd.	1,700	19,482

Zenith National Insurance Corp.	140	3,044

Zions BanCorp.	470	5,433

Total Financials		6,702,964

Health Care–13.2%
[1]Abaxis, Inc.	100	2,054

Abbott Laboratories	7,000	329,280

[1]Abiomed, Inc.	100	882

[1]Abraxis Bioscience, Inc.	35	1,290

[1]Accuray, Inc.	195	1,301

[1]Acorda Therapeutics, Inc.	200	5,638

[1]Advisory Board Co.	40	1,028

Aetna, Inc.	2,060	51,603

[1]Affymetrix, Inc.	193	1,144

[1]Air Methods Corp.	100	2,736

[1]Albany Molecular Research, Inc.	100	839

[1]Alexion Pharmaceuticals, Inc.	354	14,556

[1]Align Technology, Inc.	200	2,120

[1]Alkermes, Inc.	510	5,518

Allergan, Inc.	1,440	68,515

[1]Allos Therapeutics, Inc.	300	2,487

[1]Alnylam Pharmaceuticals, Inc.	100	2,227

1AMAG Pharmaceuticals, Inc.	100	5,467

[1]Amedisys, Inc.	133	4,392

[1]American Medical Systems
Holdings, Inc.	290	4,582
[1]American Oriental Bioengineering,
Inc.	200	1,058
1AMERIGROUP Corp.	280	7,518

AmerisourceBergen Corp.	1,440	25,546

[1]Amgen, Inc.	4,800	254,112

1AMN Healthcare Services, Inc.	100	638

1AmSurg Corp.	100	2,144

[1]Amylin Pharmaceuticals, Inc.	726	9,801

[1]Arena Pharmaceuticals, Inc.	427	2,131

[1]Array Biopharma, Inc.	200	628

[1]Assisted Living Concepts, Inc.	40	582

[1]Auxilium Pharmaceuticals, Inc.	200	6,276

Baxter International, Inc.	2,800	148,288

Beckman Coulter, Inc.	300	17,142

Becton Dickinson & Co.	1,150	82,006

[1]Bio-Rad Laboratories, Inc.	70	5,284

[1]Bio-Reference Labs, Inc.	100	3,161

[1]Biogen Idec, Inc.	1,400	63,210

[1]BioMarin Pharmaceuticals, Inc.	452	7,056

[1]Boston Scientific Corp.	6,770	68,648

Bristol-Myers Squibb Co.	8,996	182,709

38	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Bruker BioSciences Corp.	200	$1,852

C.R. Bard, Inc.	438	32,609

Cardinal Health, Inc.	1,613	49,277

[1]Celera Corp.	260	1,984

[1]Celgene Corp.	2,100	100,464

[1]Centene Corp.	160	3,197

[1]Cephalon, Inc.	400	22,660

[1]Cepheid, Inc.	200	1,884

[1]Charles River Laboratories
International, Inc.	338	11,407
Cigna Corp.	1,219	29,366

[1]Community Health Systems, Inc.	379	9,570

Computer Programs & Systems,
Inc.	100	3,831
[1]Conceptus, Inc.	100	1,690

1CONMED Corp.	100	1,552

Cooper Cos., Inc.	209	5,169

[1]Cougar Biotechnology, Inc.	100	4,296

[1]Covance, Inc.	355	17,466

[1]Coventry Health Care, Inc.	700	13,097

Covidien PLC Common Stock	2,300	86,112

[1]Cross Country Healthcare, Inc.	100	687

[1]Cubist Pharmaceuticals, Inc.	270	4,949

[1]Cyberonics, Inc.	100	1,663

[1]Cypress Bioscience, Inc.	200	1,884

1DaVita, Inc.	466	23,048

[1]Dendreon Corp.	455	11,307

DENTSPLY International, Inc.	660	20,143

[1]Edwards Lifesciences Corp.	243	16,531

Eli Lilly & Co.	4,700	162,808

[1]Emergency Medical Services
Corp.	100	3,682
[1]Emergent Biosolutions, Inc.	100	1,433

[1]Emeritus Corp.	100	1,321

[1]Endo Pharmaceuticals Holdings,
Inc.	626	11,218

[1]Enzo Biochem, Inc.	100	443

[1]Enzon Pharmaceuticals, Inc.	300	2,361

[1]eResearchTechnology, Inc.	100	621

[1]ev3, Inc.	262	2,809

[1]Exelixis, Inc.	650	3,166

[1]Express Scripts, Inc.	1,220	83,875

[1]Facet Biotech Corp.	90	836

[1]Forest Laboratories, Inc.	1,386	34,802

[1]Gen-Probe, Inc.	300	12,894

[1]Genomic Health, Inc.	100	1,733

[1]Genoptix, Inc.	100	3,199

[1]Gentiva Health Services, Inc.	100	1,646

[1]Genzyme Corp.	1,200	66,804

[1]Geron Corp.	300	2,301

[1]Gilead Sciences, Inc.	4,200	196,728

[1]Haemonetics Corp.	100	5,700

[1]Halozyme Therapeutics, Inc.	400	2,788

[1]Hanger Orthopedic Group, Inc.	200	2,718

[1]Health Management Associates,
Inc.	1,000	4,940
[1]Health Net, Inc.	500	7,775

[1]HealthExtras, Inc.	200	4,988

1HEALTHSOUTH Corp.	300	4,332

[1]HealthSpring, Inc.	200	2,172

[1]Healthways, Inc.	140	1,883

[1]Henry Schein, Inc.	464	22,249

Hill-Rom Holdings, Inc.	234	3,795

Hillenbrand, Inc.	234	3,894

1HLTH Corp.	400	5,240

[1]Hologic, Inc.	1,116	15,881

[1]Hospira, Inc.	777	29,930

[1]Human Genome Sciences, Inc.	470	1,344

[1]Humana, Inc.	815	26,292

1ICU Medical, Inc.	100	4,115

[1]Idexx Laboratories, Inc.	300	13,860

[1]Illumina, Inc.	540	21,028

[1]Immucor, Inc.	369	5,077

[1]Immunogen, Inc.	200	1,722

IMS Health, Inc.	832	10,566

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	39

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
[1]Incyte Corp.	300	$987

[1]Integra LifeSciences Holdings
Corp.	100	2,651
[1]InterMune, Inc.	200	3,040

[1]Intuitive Surgical, Inc.	177	28,968

Invacare Corp.	100	1,765

[1]Inverness Medical Innovations,
Inc.	307	10,923
1IPC The Hospitalist Co., Inc.	100	2,669

[1]Isis Pharmaceuticals, Inc.	400	6,600

Johnson & Johnson	12,600	715,680

[1]Kendle International, Inc.	100	1,224

[1]Kindred Healthcare, Inc.	100	1,237

[1]Kinetic Concepts, Inc.	228	6,213

[1]King Pharmaceuticals, Inc.	1,060	10,208

1KV Pharmaceutical Co.	100	321

[1]Laboratory Corp. of America
Holdings	493	33,420
1LHC Group, Inc.	100	2,221

[1]Life Technologies Corp.	795	33,167

[1]LifePoint Hospitals, Inc.	214	5,617

[1]Ligand Pharmaceuticals, Inc.	700	2,002

[1]Lincare Holdings, Inc.	293	6,891

[1]Luminex Corp.	200	3,708

[1]Magellan Health Services, Inc.	160	5,251

[1]MannKind Corp.	100	831

Martek Biosciences Corp.	160	3,384

[1]Masimo Corp.	200	4,822

MAXIMUS, Inc.	100	4,125

McKesson Corp.	1,300	57,200

[1]Mead Johnson Nutrition Co.	200	6,354

[1]Medarex, Inc.	650	5,428

[1]MedCath Corp.	100	1,176

[1]Medco Health Solutions, Inc.	2,230	101,710

[1]Medicines Co.	180	1,510

Medicis Pharmaceutical Corp.	270	4,406

[1]Medivation, Inc.	100	2,241

[1]Mednax, Inc. Com	200	8,426

Medtronic, Inc.	5,100	177,939

Merck & Co., Inc.	9,592	268,192

Meridian Bioscience, Inc.	150	3,387

[1]Merit Medical Systems, Inc.	100	1,630

[1]Millipore Corp.	300	21,063

Mine Safety Appliances Co.	140	3,374

[1]Molina Healthcare, Inc.	100	2,392

[1]Momenta Pharmaceuticals, Inc.	100	1,203

1MWI Veterinary Supply, Inc.	100	3,486

[1]Mylan Laboratories, Inc.	1,466	19,131

[1]Myriad Genetics, Inc.	418	14,902

[1]Myriad Pharmaceuticals W/I	104	484

National Healthcare Corp.	44	1,669

[1]Natus Medical, Inc.	100	1,154

[1]Nektar Therapeutics	310	2,009

[1]Neogen Corp.	100	2,898

[1]Neurocrine Biosciences, Inc.	40	129

[1]Noven Pharmaceuticals, Inc.	100	1,430

1NPS Pharmaceuticals, Inc.	300	1,398

1NuVasive, Inc.	200	8,920

[1]Odyssey HealthCare, Inc.	200	2,056

Omnicare, Inc.	500	12,880

[1]Omnicell, Inc.	100	1,075

[1]Onyx Pharmaceuticals, Inc.	250	7,065

[1]OraSure Technologies, Inc.	100	247

[1]Orthofix International NV	30	750

[1]Orthovita, Inc.	500	2,575

1OSI Pharmaceuticals, Inc.	227	6,408

[1]Osiris Therapeutics, Inc.	100	1,343

Owens & Minor, Inc.	160	7,011

[1]Palomar Medical Technologies,
Inc.	35	513
[1]Par Pharmaceutical Cos., Inc.	150	2,273

[1]Parexel International Corp.	218	3,135

[1]Patterson Cos., Inc.	400	8,680

PDL BioPharma, Inc.	451	3,563

40	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Health Care (continued)
Perrigo Co.	400	$11,112

Pfizer, Inc.	30,706	460,590

Pharmaceutical Product
Development, Inc.	506	11,749
[1]Pharmasset, Inc.	100	1,125

[1]PharMerica Corp.	173	3,396

[1]Polypore International, Inc.	100	1,112

[1]Progenics Pharmaceuticals, Inc.	100	515

1PSS World Medical, Inc.	300	5,553

[1]Psychiatric Solutions, Inc.	300	6,822

Quest Diagnostics, Inc.	801	45,200

[1]Questcor Pharmaceuticals, Inc.	300	1,500

[1]Quidel Corp.	100	1,456

[1]Regeneron Pharmaceuticals, Inc.	290	5,197

[1]RehabCare Group, Inc.	100	2,393

[1]Res-Care, Inc.	100	1,430

[1]ResMed, Inc.	380	15,477

[1]Rigel Pharmaceuticals, Inc.	133	1,612

1RTI Biologics, Inc.	200	858

[1]Salix Pharmaceuticals Ltd.	280	2,764

[1]Sangamo Biosciences, Inc.	100	494

[1]Savient Pharmaceuticals, Inc.	200	2,772

Schering-Plough Corp.	7,400	185,888

[1]Seattle Genetics, Inc.	263	2,556

[1]Sepracor, Inc.	500	8,660

[1]Sequenom, Inc.	300	1,173

Service Corp. International	1,070	5,864

[1]Sirona Dental Systems, Inc.	100	1,999

[1]SonoSite, Inc.	100	2,006

1St Jude Medical, Inc.	1,600	65,760

STERIS Corp.	300	7,824

Stewart Enterprises, Inc.	300	1,446

Stryker Corp.	1,370	54,444

[1]Sun Healthcare Group, Inc.	189	1,595

[1]Sunrise Senior Living, Inc.	150	248

[1]SurModics, Inc.	100	2,263

[1]Symmetry Medical, Inc.	100	932

Techne Corp.	139	8,870

[1]Tenet Healthcare Corp.	1,747	4,927

[1]Theravance, Inc.	180	2,635

[1]Thoratec Corp.	270	7,231

[1]United Therapeutics Corp.	109	9,083

UnitedHealth Group, Inc.	5,500	137,390

Universal Health Services, Inc.	211	10,307

[1]Valeant Pharmaceuticals
International	411	10,571
[1]Varian Medical Systems, Inc.	533	18,730

1VCA Antech, Inc.	400	10,680

[1]Vertex Pharmaceuticals, Inc.	773	27,550

[1]Viropharma, Inc.	380	2,253

[1]Vivus, Inc.	400	2,432

[1]Volcano Corp.	200	2,796

[1]Warner Chilcott Ltd.	500	6,575

[1]Watson Pharmaceuticals, Inc.	467	15,733

[1]WellCare Health Plans, Inc.	206	3,809

[1]WellPoint, Inc.	2,300	117,047

West Pharmaceutical Services,
Inc.	200	6,970
[1]Wright Medical Group, Inc.	200	3,252

Wyeth	6,100	276,879

[1]XenoPort, Inc.	100	2,317

[1]Zimmer Holdings, Inc.	1,051	44,773

[1]Zoll Medical Corp.	100	1,934

[1]ZymoGenetics, Inc.	100	460

Total Health Care		6,013,990

Industrials–11.1%
3M Co.	3,000	180,300

A.O. Smith Corp.	100	3,257

AAON, Inc.	100	1,992

1AAR Corp.	156	2,504

ABM Industries, Inc.	190	3,433

Actuant Corp.	178	2,172

Acuity Brands, Inc.	200	5,610

Administaff, Inc.	130	3,025

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	41

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
Advance America Cash Advance
Centers, Inc.	194	$859
[1]Aecom Technology Corp.	400	12,800

[1]Aerovironment, Inc.	100	3,086

1AGCO Corp.	446	12,965

Aircastle Ltd.	100	735

[1]AirTran Holdings, Inc.	700	4,333

[1]Alaska Air Group, Inc.	204	3,725

Albany International Corp.	140	1,593

Alexander & Baldwin, Inc.	160	3,750

[1]Allegiant Travel Co.	100	3,964

[1]Alliance Data Systems Corp.	286	11,780

[1]Alliant Techsystems, Inc.	151	12,436

1AMERCO, Inc.	37	1,375

[1]American Commercial Lines, Inc.	49	759

American Ecology Corp.	100	1,792

[1]American Public Education, Inc.	100	3,961

American Science &
Engineering, Inc.	50	3,456
[1]American Superconductor Corp.	200	5,250

Ametek, Inc.	470	16,253

1AMR Corp.	1,042	4,189

Apogee Enterprises, Inc.	100	1,230

[1]Apollo Group, Inc.	600	42,672

Applied Industrial Technologies,
Inc.	200	3,940
Arbitron, Inc.	100	1,589

[1]Argon ST, Inc.	100	2,057

Arkansas Best Corp.	140	3,689

[1]Armstrong World Industries, Inc.	100	1,649

[1]Astec Industries, Inc.	100	2,969

[1]Atlas Air Worldwide Holdings,
Inc.	46	1,067

Avery Dennison Corp.	400	10,272

[1]Axsys Technologies, Inc.	50	2,682

1AZZ, Inc.	100	3,441

Badger Meter, Inc.	100	4,100

Baldor Electric Co.	200	4,758

[1]Bally Technologies, Inc.	205	6,134

Barnes Group, Inc.	200	2,378

1BE Aerospace, Inc.	387	5,557

Belden CDT, Inc.	180	3,006

[1]Blount International, Inc.	100	861

Boeing Co.	3,161	134,342

Bowne & Co., Inc.	102	664

Brady Corp.	253	6,355

Briggs & Stratton Corp.	170	2,268

Brink’s Co.	182	5,283

[1]Brink’s Home Security Holdings,
Inc.	182	5,152
[1]Bristow Group, Inc.	100	2,963

Bucyrus International, Inc.	290	8,282

Burlington Northern Santa Fe
Corp.	1,600	117,664
C.H. Robinson Worldwide, Inc.	751	39,165

[1]Cal Dive International, Inc.	162	1,398

[1]Capella Education Co.	50	2,998

[1]Career Education Corp.	389	9,682

Carlisle Cos., Inc.	236	5,673

Cascade Corp.	37	582

Caterpillar, Inc.	2,700	89,208

CDI Corp.	100	1,115

[1]Cenveo, Inc.	211	893

[1]Ceradyne, Inc.	77	1,360

[1]Chart Industries, Inc.	100	1,818

Chemed Corp.	140	5,527

Cintas Corp.	613	14,001

CIRCOR International, Inc.	100	2,361

CLARCOR, Inc.	182	5,313

[1]Clean Harbors, Inc.	100	5,399

[1]Cogent, Inc.	260	2,790

[1]Coinstar, Inc.	170	4,539

[1]Colfax Corp.	100	772

[1]Columbus McKinnon Corp.	100	1,265

Comfort Systems USA, Inc.	200	2,050

Con-way, Inc.	200	7,062

42	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Consolidated Graphics, Inc.	55	$958

[1]Continental Airlines, Inc.	600	5,316

[1]Convergys Corp.	570	5,290

Cooper Industries Ltd.	752	23,350

[1]Corinthian Colleges, Inc.	400	6,772

[1]Cornell Cos, Inc.	100	1,621

Corporate Executive Board Co.	134	2,782

1CoStar Group, Inc.	138	5,502

[1]Covanta Holding Corp.	542	9,192

1CRA International, Inc.	100	2,776

Crane Co.	170	3,793

1CSG Systems International, Inc.	170	2,251

CSX Corp.	1,800	62,334

Cubic Corp.	100	3,579

Cummins, Inc.	900	31,689

Curtiss-Wright Corp.	180	5,351

Danaher Corp.	1,231	76,002

[1]Darling International, Inc.	400	2,640

Deere & Co.	1,900	75,905

[1]Delta Air Lines, Inc.	3,000	17,370

Deluxe Corp.	210	2,690

DeVry, Inc.	270	13,511

[1]Dionex Corp.	70	4,272

[1]Dollar Financial Corp.	100	1,379

Donaldson Co., Inc.	359	12,436

Dover Corp.	900	29,781

[1]Drew Industries, Inc.	100	1,217

1DST Systems, Inc.	170	6,282

Dun & Bradstreet Corp.	244	19,815

[1]Dycom Industries, Inc.	170	1,882

Dynamic Materials Corp.	100	1,928

[1]DynCorp International, Inc.	100	1,679

Eagle Bulk Shipping, Inc.	187	877

Eaton Corp.	700	31,227

1EMCOR Group, Inc.	254	5,110

Emerson Electric Co.	3,500	113,400

Encore Wire Corp.	100	2,135

[1]Ener1, Inc.	300	1,638

[1]Energizer Holdings, Inc.	300	15,672

[1]Energy Conversion Devices, Inc.	200	2,830

EnergySolutions, Inc.	300	2,760

[1]EnerSys	300	5,457

Ennis, Inc.	100	1,246

1EnPro Industries, Inc.	100	1,801

Equifax, Inc.	550	14,355

1ESCO Technologies, Inc.	100	4,480

[1]Esterline Technologies Corp.	100	2,707

[1]Evergreen Solar, Inc.	400	868

Expeditors International
Washington, Inc.	972	32,406
FactSet Research Systems, Inc.	215	10,722

Fastenal Co.	581	19,272

FedEx Corp.	1,400	77,868

[1]Fiserv, Inc.	700	31,990

Flowserve Corp.	300	20,943

Fluor Corp.	892	45,751

[1]Force Protection, Inc.	300	2,652

Forward Air Corp.	150	3,198

[1]Foster Wheeler AG	658	15,628

Franklin Electric Co., Inc.	136	3,525

FreightCar America, Inc.	40	672

1FTI Consulting, Inc.	260	13,187

[1]Fuel Tech, Inc.	100	970

[1]FuelCell Energy, Inc.	200	836

G&K Services, Inc.	56	1,184

[1]Gardner Denver, Inc.	280	7,048

GATX Corp.	175	4,501

Genco Shipping & Trading Ltd.	100	2,172

[1]GenCorp, Inc.	100	191

[1]General Cable Corp.	226	8,493

General Dynamics Corp.	1,553	86,021

General Electric Co.	47,900	561,388

General Maritime Corp.	187	1,849

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	43

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Genesee & Wyoming, Inc.	200	$5,302

[1]Genpact Ltd.	300	3,525

Genuine Parts Co.	729	24,465

[1]Geo Group, Inc.	224	4,162

[1]Global Cash Access Holdings,
Inc.	100	796
Global Payments, Inc.	400	14,984

Goodrich Corp.	550	27,484

Gorman-Rupp Co.	100	2,017

Graco, Inc.	300	6,606

Granite Construction, Inc.	177	5,891

[1]Griffon Corp.	163	1,356

H&R Block, Inc.	1,500	25,845

Harsco Corp.	380	10,754

[1]Headwaters, Inc.	100	336

Healthcare Services Group	150	2,682

Heartland Express, Inc.	320	4,710

Heartland Payment Systems, Inc.	100	957

Heico Corp.	100	2,926

Heidrick & Struggles
International, Inc.	100	1,825
Herman Miller, Inc.	248	3,804

[1]Hewitt Associates, Inc.	443	13,193

[1]Hexcel Corp.	336	3,202

[1]Hill International, Inc.	100	430

1HMS Holdings Corp.	104	4,235

Honeywell International, Inc.	3,200	100,480

Horizon Lines, Inc.	100	386

1HUB Group, Inc.	158	3,261

Hubbell, Inc.	216	6,925

[1]Huron Consulting Group, Inc.	80	3,698

[1]Iconix Brand Group, Inc.	400	6,152

IDEX Corp.	378	9,287

1II-VI, Inc.	100	2,217

Illinois Tool Works, Inc.	1,900	70,946

[1]Infinera Corp.	400	3,652

Ingersoll Rand PLC Common	1,467	30,660
Stock
[1]Insituform Technologies, Inc.	100	1,697

[1]Intermec, Inc.	198	2,554

[1]Iron Mountain, Inc.	882	25,358

1ITT Educational Services, Inc.	175	17,616

ITT Industries, Inc.	850	37,825

J.B. Hunt Transport Services, Inc.	375	11,449

[1]Jacobs Engineering Group, Inc.	540	22,729

[1]JetBlue Airways Corp.	1,050	4,484

John Bean Technologies Corp.	200	2,504

Joy Global, Inc.	527	18,824

Kaman Corp.	100	1,670

[1]Kansas City Southern	400	6,444

Kaydon Corp.	200	6,512

KBR, Inc.	680	12,539

Kelly Services, Inc.	100	1,095

[1]Kenexa Corp.	100	1,157

Kennametal, Inc.	368	7,058

[1]Kforce, Inc.	100	827

[1]Kirby Corp.	280	8,901

Knight Transportation, Inc.	280	4,634

Koppers Holdings, Inc.	100	2,637

[1]Korn/Ferry International	180	1,915

L-3 Communications Holdings,
Inc.	535	37,118
[1]Ladish Co., Inc.	71	921

Landauer, Inc.	100	6,134

Landstar System, Inc.	300	10,773

[1]Layne Christensen Co.	100	2,045

1LB Foster Co.	100	3,007

Lennox International, Inc.	200	6,422

Lincoln Electric Holdings, Inc.	200	7,208

Lindsay Corp.	55	1,821

Lockheed Martin Corp.	1,544	124,524

Manitowoc Co., Inc.	435	2,288

Manpower, Inc.	400	16,936

[1]Marten Transport Ltd.	100	2,076

Masco Corp.	1,658	15,884

44	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]MasTec, Inc.	200	$2,344

Mastercard, Inc.	400	66,924

1McDermott International, Inc.	1,118	22,707

McGrath RentCorp	100	1,906

[1]Middleby Corp.	65	2,855

[1]Mobile Mini, Inc.	81	1,188

Molex, Inc.	280	4,026

[1]Monster Worldwide, Inc.	446	5,267

[1]Moog, Inc.	170	4,388

MSC Industrial Direct Co.	200	7,096

Mueller Industries, Inc.	160	3,328

Mueller Water Products, Inc.	343	1,283

1MYR Group, Inc.	100	2,022

NACCO Industries, Inc.	21	603

[1]Navigant Consulting, Inc.	170	2,196

[1]Navistar International Corp.	300	13,080

1NCI Building Systems, Inc.	40	106

Nordson Corp.	150	5,799

Norfolk Southern Corp.	1,700	64,039

Northrop Grumman Corp.	1,400	63,952

[1]Old Dominion Freight Line	100	3,357

[1]Orbital Sciences Corp.	261	3,959

[1]Orion Marine Group, Inc.	100	1,900

Oshkosh Truck Corp.	235	3,417

Overseas Shipholding Group	100	3,404

[1]Owens Corning, Inc.	300	3,834

PACCAR, Inc.	1,600	52,016

Pacer International, Inc.	70	156

Pall Corp.	529	14,050

Parker Hannifin Corp.	730	31,361

Pentair, Inc.	389	9,966

1PHH Corp.	270	4,909

1PHI, Inc.	100	1,714

Pitney Bowes, Inc.	977	21,426

[1]Powell Industries, Inc.	100	3,707

[1]Pre-Paid Legal Services, Inc.	100	4,359

Precision Castparts Corp.	650	47,469

Quanex Building Products Corp.	145	1,627

[1]Quanta Services, Inc.	942	21,788

[1]Raser Technologies, Inc.	200	560

Raven Industries, Inc.	100	2,560

Raytheon Co.	1,800	79,974

Regal-Beloit Corp.	160	6,355

Reliance Steel & Aluminum Co.	273	10,480

[1]Republic Airways Holdings, Inc.	100	653

Republic Services, Inc.	1,750	42,717

[1]Resources Connection, Inc.	160	2,747

Reynolds American, Inc.	843	32,557

Robbins & Myers, Inc.	100	1,925

Robert Half International, Inc.	629	14,857

Rockwell Automation, Inc.	690	22,163

Rockwell Collins, Inc.	693	28,919

Rollins, Inc.	150	2,597

RR Donnelley & Sons Co.	848	9,854

1RSC Holdings, Inc.	200	1,344

Ryder System, Inc.	231	6,450

[1]Shaw Group, Inc.	381	10,443

Simpson Manufacturing Co., Inc.	160	3,459

SkyWest, Inc.	242	2,468

Sotheby’s Holdings	300	4,233

Southwest Airlines Co.	3,275	22,041

[1]Spherion Corp.	200	824

[1]Spirit Aerosystems Holdings, Inc.	387	5,317

SPX Corp.	300	14,691

Steelcase, Inc.	130	757

[1]Stericycle, Inc.	400	20,612

Strayer Education, Inc.	59	12,868

Sun Hydraulics Corp.	100	1,617

[1]SunPower Corp.	190	5,062

[1]Sunpower Corp.	174	4,167

TAL International Group, Inc.	100	1,090

1TBS International Ltd.	100	781

[1]Team, Inc.	100	1,567

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	45

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Industrials (continued)
[1]Tecumseh Products Co.	100	$971

Teleflex, Inc.	186	8,338

[1]TeleTech Holdings, Inc.	109	1,651

Tennant Co.	100	1,839

[1]Terex Corp.	354	4,273

[1]Tetra Tech, Inc.	300	8,595

Textron, Inc.	1,122	10,839

[1]Thomas & Betts Corp.	270	7,792

Timken Co.	390	6,661

Titan International, Inc.	148	1,106

Total System Services, Inc.	767	10,270

[1]TransDigm Group, Inc.	200	7,240

Tredegar Corp.	100	1,332

Trinity Industries, Inc.	300	4,086

Triumph Group, Inc.	45	1,800

[1]TrueBlue, Inc.	170	1,428

Tyco International Ltd.	2,187	56,818

1UAL Corp.	516	1,646

Union Pacific Corp.	2,345	122,081

United Parcel Service, Inc.	3,100	154,969

[1]United Stationers, Inc.	100	3,488

United Technologies Corp.	4,100	213,036

Universal Forest Products, Inc.	40	1,324

[1]Universal Technical Institute, Inc.	100	1,493

1URS Corp.	400	19,808

1US Airways Group, Inc.	420	1,021

1USG Corp.	256	2,578

[1]Uti Worldwide, Inc.	400	4,560

[1]Valassis Communications, Inc.	200	1,222

Valmont Industries, Inc.	68	4,901

Viad Corp.	57	982

[1]VistaPrint Ltd.	200	8,530

W.W. Grainger, Inc.	289	23,663

[1]Waste Connections, Inc.	330	8,550

Waste Management, Inc.	2,230	62,797

Watsco, Inc.	100	4,893

Watson Wyatt Worldwide, Inc.	170	6,380

Watts Water Technologies, Inc.	91	1,960

Weight Watchers International,
Inc.	109	2,809
Werner Enterprises, Inc.	180	3,262

Woodward Governor Co.	300	5,940

World Fuel Services Corp.	140	5,772

[1]Wright Express Corp.	210	5,349

1YRC Worldwide, Inc.	200	346

Total Industrials		5,047,097

Information Technology–17.6%
[1]3Com Corp.	1,950	9,185

Accenture Ltd.	2,817	94,257

1ACI Worldwide, Inc.	200	2,792

[1]Actel Corp.	100	1,073

[1]Activision Blizzard, Inc.	2,800	35,364

Acxiom Corp.	400	3,532

[1]Adaptec, Inc.	600	1,590

1ADC Telecommunications, Inc.	498	3,964

[1]Adobe Systems, Inc.	2,400	67,920

ADTRAN, Inc.	280	6,012

[1]Advanced Energy Industries, Inc.	100	899

[1]Advanced Micro Devices, Inc.	3,052	11,811

[1]Advent Software, Inc.	100	3,279

[1]Affiliated Computer Services, Inc.	400	17,768

[1]Agilent Technologies, Inc.	1,700	34,527

[1]Akamai Technologies, Inc.	791	15,171

Allscripts Healthcare Solutions,
Inc.	200	3,172
Altera Corp.	1,300	21,164

[1]American Reprographics Co.	104	865

[1]Amkor Technology, Inc.	336	1,589

Amphenol Corp.	800	25,312

[1]Anadigics, Inc.	200	838

Analog Devices, Inc.	1,298	32,164

Analogic Corp.	37	1,367

[1]Anixter International, Inc.	100	3,759

46	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Ansys, Inc.	443	$13,804

[1]Apple Computer, Inc.	4,031	574,135

Applied Materials, Inc.	6,100	66,917

[1]Applied Micro Circuits Corp.	237	1,927

[1]ArcSight, Inc.	100	1,777

[1]Ariba, Inc.	300	2,952

[1]Arris Group, Inc.	642	7,807

[1]Arrow Electronics, Inc.	530	11,257

[1]Art Technology Group, Inc.	600	2,280

[1]AsiaInfo Holdings, Inc.	100	1,721

[1]athenahealth, Inc.	100	3,701

[1]Atheros Communications, Inc.	298	5,734

[1]Atmel Corp.	1,800	6,714

1ATMI, Inc.	100	1,553

[1]Autodesk, Inc.	1,047	19,872

Automatic Data Processing, Inc.	2,300	81,512

[1]Avid Technology, Inc.	150	2,012

[1]Avnet, Inc.	660	13,880

[1]Avocent Corp.	170	2,373

AVX Corp.	310	3,078

[1]Benchmark Electronics, Inc.	390	5,616

Black Box Corp.	130	4,351

Blackbaud, Inc.	194	3,017

[1]Blackboard, Inc.	100	2,886

[1]Blue Coat Systems, Inc.	100	1,654

1BMC Software, Inc.	840	28,384

[1]Broadcom Corp.	2,015	49,952

[1]Brooks Automation, Inc.	130	582

CA, Inc.	1,900	33,117

[1]Cabot Microelectronics Corp.	100	2,829

1CACI International, Inc.	110	4,698

[1]Cadence Design Systems, Inc.	1,100	6,490

[1]Cavium Networks, Inc.	100	1,681

[1]Cerner Corp.	327	20,369

[1]Checkpoint Systems, Inc.	160	2,510

[1]Ciber, Inc.	200	620

[1]Ciena Corp.	474	4,906

[1]Cirrus Logic, Inc.	300	1,350

[1]Cisco Systems, Inc.	26,595	495,731

[1]Citrix Systems, Inc.	870	27,744

[1]Cogent Communications Group,
Inc.	100	815
Cognex Corp.	170	2,402

[1]Cognizant Technology Solutions
Corp.	1,354	36,152
[1]Cogo Group, Inc.	100	597

[1]Coherent, Inc.	100	2,068

Cohu, Inc.	100	898

[1]CommScope, Inc.	400	10,504

[1]Commvault Systems, Inc.	100	1,658

[1]Computer Sciences Corp.	700	31,010

[1]Compuware Corp.	1,100	7,546

[1]comScore, Inc.	100	1,332

[1]Comtech Telecommunications
Corp.	162	5,165
[1]Concur Technologies, Inc.	200	6,216

[1]Conexant Systems, Inc.	66	96

[1]Constant Contact, Inc.	100	1,984

Corning, Inc.	7,075	113,625

[1]Cree, Inc.	390	11,462

CTS Corp.	100	655

[1]Cybersource Corp.	400	6,120

[1]Cymer, Inc.	150	4,460

[1]Cypress Semiconductor Corp.	636	5,851

Daktronics, Inc.	100	770

[1]Data Domain, Inc.	200	6,670

[1]DealerTrack Holdings, Inc.	100	1,700

[1]Dell, Inc.	8,000	109,840

Diebold, Inc.	355	9,358

[1]Digital River, Inc.	189	6,864

[1]Diodes, Inc.	144	2,252

1DSP Group, Inc.	100	676

[1]Earthlink, Inc.	390	2,890

[1]eBay, Inc.	5,000	85,650

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	47

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Echelon Corp.	100	$848

[1]Eclipsys Corp.	180	3,200

[1]Electro Scientific Industries, Inc.	100	1,118

[1]Electronic Arts, Inc.	1,500	32,580

[1]Electronics for Imaging, Inc.	170	1,812

1EMC Corp.	9,300	121,830

[1]Emulex Corp.	400	3,912

[1]Entegris, Inc.	600	1,632

[1]Epicor Software Corp.	100	530

1EPIQ Systems, Inc.	100	1,535

[1]Equinix, Inc.	200	14,548

[1]Exar Corp.	100	719

[1]Exponent, Inc.	100	2,451

[1]Extreme Networks	209	418

1F5 Networks, Inc.	416	14,389

Fair Isaac Corp.	178	2,752

[1]Fairchild Semiconductor
International, Inc.	370	2,586
1FARO Technologies, Inc.	72	1,118

1FEI Co.	200	4,580

[1]Finisar Corp.	792	451

[1]First Solar, Inc.	209	33,883

[1]Flextronics International Ltd.	3,900	16,029

[1]Flir Systems, Inc.	580	13,085

[1]FormFactor, Inc.	160	2,758

[1]Forrester Research, Inc.	100	2,455

[1]Gartner, Inc.	210	3,205

[1]Google, Inc.	1,092	460,376

[1]Greatbatch, Inc.	100	2,261

[1]Harmonic, Inc.	300	1,767

Harris Corp.	595	16,874

Hewlett-Packard Co.	10,900	421,285

[1]Hittite Microwave Corp.	100	3,475

1IAC	441	7,078

1HIS, Inc.	261	13,016

Imation Corp.	100	761

[1]Informatica Corp.	420	7,220

[1]Infospace, Inc.	50	332

[1]Ingram Micro, Inc.	760	13,300

[1]Innerworkings, Inc.	100	475

[1]Integral Systems, Inc.	100	832

[1]Integrated Device Technology,
Inc.	604	3,648
Intel Corp.	25,169	416,547

[1]InterDigital Communications, Inc.	200	4,888

[1]InterNAP Network Services Corp.	100	349

International Business Machines
Corp.	6,093	636,231
[1]International Rectifier Corp.	280	4,147

Intersil Corp.	670	8,422

[1]Intuit, Inc.	1,383	38,945

[1]Itron, Inc.	237	13,052

[1]Ixia	100	674

[1]j2 Global Communications, Inc.	160	3,610

Jabil Circuit, Inc.	908	6,737

Jack Henry & Associates, Inc.	346	7,180

1JDA Software Group, Inc.	100	1,496

[1]Juniper Networks, Inc.	2,400	56,640

1K12, Inc.	100	2,155

KLA-Tencor Corp.	773	19,518

[1]Knot, Inc.	100	788

[1]Kulicke & Soffa Industries, Inc.	200	686

1L-1 Identity Solutions, Inc.	300	2,322

[1]Lam Research Corp.	559	14,534

[1]Lattice Semiconductor Corp.	300	564

[1]Lawson Software, Inc.	400	2,232

Lender Processing Services, Inc.	454	12,608

[1]Lexmark International, Inc.	340	5,389

Linear Technology Corp.	1,004	23,443

[1]Littelfuse, Inc.	83	1,657

1LSI Logic Corp.	3,120	14,227

[1]Macrovision Solutions Corp.	521	11,363

[1]Magma Design Automation, Inc.	100	146

[1]Manhattan Associates, Inc.	100	1,822

[1]ManTech International Corp.	100	4,304

48	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]MarketAxess Holdings, Inc.	100	$953

[1]Marvell Technology Group Ltd.	2,400	27,936

[1]Mattson Technology, Inc.	200	236

Maxim Integrated Products, Inc.	1,400	21,966

1McAfee, Inc.	680	28,689

[1]MedAssets, Inc.	100	1,945

1MEMC Electronic Materials, Inc.	1,029	18,327

[1]Mentor Graphics Corp.	300	1,641

[1]Metavante Technologies, Inc.	448	11,585

Methode Electronics, Inc.	100	702

[1]Mettler Toledo International, Inc.	157	12,113

Micrel, Inc.	208	1,523

Microchip Technology, Inc.	800	18,040

[1]Micron Technology, Inc.	4,000	20,240

1MICROS Systems, Inc.	384	9,723

[1]Microsemi Corp.	280	3,864

Microsoft Corp.	36,278	862,328

[1]MicroStrategy, Inc.	20	1,004

1MKS Instruments, Inc.	133	1,754

[1]ModusLink Global Solutions, Inc.	150	1,029

Molex, Inc.	291	4,525

[1]Monolithic Power Systems, Inc.	100	2,241

Motorola, Inc.	10,462	69,363

1MPS Group, Inc.	540	4,126

1MSC.Software Corp.	200	1,332

MTS Systems Corp.	100	2,065

National Instruments Corp.	300	6,768

National Semiconductor Corp.	999	12,537

1NCR Corp.	700	8,281

[1]Ness Technologies, Inc.	200	782

[1]NetApp, Inc.	1,471	29,008

[1]Netezza Corp.	100	832

[1]NetGear, Inc.	100	1,441

[1]Netlogic Microsystems, Inc.	100	3,646

[1]Netscout Systems, Inc.	200	1,876

[1]Newport Corp.	100	579

[1]Novatel Wireless, Inc.	100	902

[1]Novell, Inc.	1,720	7,792

[1]Novellus Systems, Inc.	394	6,580

[1]Nuance Communications, Inc.	890	10,760

1NVIDIA Corp.	2,400	27,096

[1]Omniture, Inc.	400	5,024

[1]OmniVision Technologies, Inc.	180	1,870

1ON Semiconductor Corp.	1,930	13,240

Oracle Corp.	18,300	391,986

1OSI Systems, Inc.	100	2,085

[1]Palm, Inc.	500	8,285

[1]Parametric Technology Corp.	600	7,014

Park Electrochemical Corp.	100	2,153

Paychex, Inc.	1,521	38,329

Pegasystems, Inc.	100	2,638

[1]Perficient, Inc.	100	699

PerkinElmer, Inc.	537	9,344

[1]Perot Systems Corp.	420	6,019

[1]Phase Forward, Inc.	200	3,022

Plantronics, Inc.	160	3,026

[1]Plexus Corp.	170	3,478

1PMC-Sierra, Inc.	900	7,164

[1]Polycom, Inc.	330	6,689

[1]Powerwave Technologies, Inc.	330	531

[1]Progress Software Corp.	170	3,599

[1]Qlogic Corp.	500	6,340

QUALCOMM, Inc.	7,500	339,000

Quality Systems, Inc.	149	8,487

[1]Quantum Corp.	800	664

[1]Quest Software, Inc.	400	5,576

[1]Rackspace Hosting, Inc.	200	2,772

[1]Rambus, Inc.	396	6,134

[1]RealNetworks, Inc.	180	538

[1]Red Hat, Inc.	909	18,298

1RF Micro Devices, Inc.	1,000	3,760

[1]Riverbed Technology, Inc.	200	4,638

[1]Rofin-Sinar Technologies, Inc.	120	2,401

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	49

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Rogers Corp.	56	$1,133

Roper Industries, Inc.	466	21,114

[1]Rudolph Technologies, Inc.	100	552

1S1Corp.	200	1,380

1SAIC, Inc.	900	16,695

[1]salesforce.com, Inc.	550	20,994

[1]SanDisk Corp.	1,100	16,159

[1]Sanmina-SCI Corp.	1,520	669

[1]Sapient Corp.	300	1,887

[1]ScanSource, Inc.	100	2,452

Seagate Technology	2,388	24,978

[1]Semtech Corp.	210	3,341

[1]Sigma Designs, Inc.	100	1,604

[1]Silicon Graphics International
Corp.	110	499
[1]Silicon Image, Inc.	200	460

[1]Silicon Laboratories, Inc.	250	9,485

[1]Skyworks Solutions, Inc.	833	8,147

[1]Sohu.com, Inc.	200	12,566

[1]Solera Holdings, Inc.	300	7,620

[1]SonicWALL, Inc.	300	1,644

[1]Sonus Networks, Inc.	1,600	2,576

1SPSS, Inc.	100	3,337

1SRA International, Inc.	150	2,634

[1]Standard Microsystems Corp.	100	2,045

[1]Stanley, Inc.	100	3,288

1STEC, Inc.	100	2,319

[1]Stratasys, Inc.	100	1,099

[1]Sun Microsystems, Inc.	3,400	31,348

[1]Supertex, Inc.	100	2,511

[1]Sybase, Inc.	378	11,847

[1]Sycamore Networks, Inc.	1,060	3,318

1SYKES Enterprises, Inc.	100	1,809

[1]Symantec Corp.	3,800	59,128

[1]Synaptics, Inc.	150	5,798

[1]Synchronoss Technologies, Inc.	87	1,068

1SYNNEX Corp.	100	2,499

[1]Synopsys, Inc.	642	12,525

Syntel, Inc.	100	3,144

Take-Two Interactive Software,
Inc.	285	2,699
[1]Taleo Corp.	100	1,827

[1]Taser International, Inc.	200	912

[1]Tech Data Corp.	280	9,159

Technitrol, Inc.	100	647

[1]Tekelec	300	5,049

[1]TeleCommunication Systems, Inc.	240	1,706

[1]Teledyne Technologies, Inc.	150	4,913

[1]Tellabs, Inc.	1,593	9,128

[1]Teradata Corp.	826	19,353

[1]Teradyne, Inc.	700	4,802

[1]Tessera Technologies, Inc.	160	4,046

Texas Instruments, Inc.	5,900	125,670

[1]Thermo Electron Corp.	1,916	78,115

1THQ, Inc.	180	1,289

1TIBCO Software, Inc.	650	4,661

1TNS, Inc.	100	1,875

[1]Trident Microsystems, Inc.	180	313

[1]Trimble Navigation Ltd.	484	9,501

[1]Triquint Semiconductor, Inc.	600	3,186

1TTM Technologies, Inc.	200	1,592

Tyco Electronics Ltd.	2,099	39,020

[1]Tyler Technologies, Inc.	100	1,562

[1]Ultimate Software Group, Inc.	100	2,424

[1]Ultratech, Inc.	200	2,462

[1]Unisys Corp.	1,074	1,622

United Online, Inc.	300	1,953

[1]Universal Display Corp.	100	978

1UTStarcom, Inc.	180	293

[1]ValueClick, Inc.	312	3,282

[1]Varian Semiconductor Equipment
Associates, Inc.	362	8,684
[1]Varian, Inc.	150	5,915

[1]Vasco Data Security
International, Inc.	100	731

50	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[1]Veeco Instruments, Inc.	100	$1,159

[1]VeriFone Holdings, Inc.	260	1,953

[1]Verigy Ltd.	200	2,434

[1]VeriSign, Inc.	910	16,817

[1]Viasat, Inc.	100	2,564

[1]Vignette Corp.	100	1,315

[1]Vishay Intertechnology, Inc.	1,010	6,858

[1]Vmware, Inc.	200	5,454

[1]Vocus, Inc.	100	1,976

[1]Waters Corp.	500	25,735

[1]Websense, Inc.	160	2,854

[1]Western Digital Corp.	1,003	26,580

[1]Wind River Systems, Inc.	300	3,438

Xerox Corp.	4,027	26,095

Xilinx, Inc.	1,288	26,352

[1]Yahoo!, Inc.	5,987	93,756

[1]Zebra Technologies Corp.	285	6,743

[1]Zoran Corp.	152	1,657

Total Information Technology		8,035,667

Materials–3.8%
A.M. Castle & Co.	100	1,208

Air Products & Chemicals, Inc.	930	60,069

Airgas, Inc.	357	14,469

AK Steel Holding Corp.	590	11,322

Albemarle Corp.	300	7,671

Alcoa, Inc.	4,300	44,419

Allegheny Technologies, Inc.	400	13,972

[1]Allied Nevada Gold Corp.	300	2,418

[1]Alpha Natural Resources, Inc.	358	9,405

AMCOL International Corp.	100	2,158

American Vanguard Corp.	100	1,130

Ameron International Corp.	33	2,212

AptarGroup, Inc.	339	11,448

Arch Chemicals, Inc.	100	2,459

Arch Coal, Inc.	634	9,745

Ashland, Inc.	280	7,854

Balchem Corp.	100	2,452

Ball Corp.	436	19,690

Bemis Co.	430	10,836

[1]Brush Engineered Materials, Inc.	100	1,675

[1]Buckeye Technologies, Inc.	200	898

Cabot Corp.	235	2,956

[1]Calgon Carbon Corp.	194	2,695

[1]Cambrex Corp.	100	412

Carpenter Technology Corp.	200	4,162

Celanese Corp.	748	17,765

[1]Century Aluminum Co.	200	1,246

CF Industries Holdings, Inc.	246	18,238

[1]Clearwater Paper Corp.	51	1,290

Cliffs Natural Resources, Inc.	540	13,214

[1]Coeur d’Alene Mines Corp.	162	1,993

Commercial Metals Co.	620	9,939

Compass Minerals International,
Inc.	125	6,864
Consol Energy, Inc.	875	29,715

[1]Crown Holdings, Inc.	787	18,998

Cytec Industries, Inc.	238	4,432

Deltic Timber Corp.	100	3,547

Dow Chemical Co.	4,800	77,472

Eagle Materials, Inc.	234	5,906

Eastman Chemical Co.	290	10,991

Ecolab, Inc.	1,065	41,524

EI Du Pont de Nemours & Co.	4,100	105,042

Ferro Corp.	200	550

FMC Corp.	300	14,190

Foundation Coal Holdings, Inc.	250	7,027

Freeport-McMoRan Copper &
Gold, Inc.	1,900	95,209
[1]General Moly, Inc.	300	666

Gibraltar Industries, Inc.	100	687

[1]GrafTech International Ltd.	600	6,786

[1]Graphic Packaging Holding Co.	300	549

Greif, Inc.	96	4,245

[1]Haynes International, Inc.	50	1,185

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	51

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Materials (continued)
HB Fuller Co.	238	$4,467

[1]Hecla Mining Co.	1,000	2,680

[1]Horsehead Holding Corp.	200	1,490

Huntsman Corp.	591	2,973

Innophos Holdings, Inc.	100	1,689

Innospec, Inc.	94	1,011

[1]International Coal Group, Inc.	400	1,144

International Flavors &
Fragrances, Inc.	395	12,924
International Paper Co.	1,867	28,248

[1]Intrepid Potash, Inc.	200	5,616

[1]James River Coal Co.	100	1,513

[1]Jarden Corp.	382	7,162

Kaiser Aluminum Corp.	50	1,795

[1]Louisiana-Pacific Corp.	330	1,129

Lubrizol Corp.	275	13,010

Martin Marietta Materials, Inc.	187	14,751

Massey Energy Co.	400	7,816

MeadWestvaco Corp.	705	11,569

Minerals Technologies, Inc.	78	2,810

Monsanto Co.	2,500	185,850

Mosaic Co.	760	33,668

Myers Industries, Inc.	100	832

Neenah Paper, Inc.	100	881

NewMarket Corp.	60	4,040

Newmont Mining Corp.	2,200	89,914

[1]Northwest Pipe Co.	100	3,476

Nucor Corp.	1,400	62,202

Olin Corp.	300	3,567

Olympic Steel, Inc.	100	2,447

1OM Group, Inc.	106	3,076

[1]Owens-Illinois, Inc.	771	21,596

P.H. Glatfelter Co.	100	890

Packaging Corp. of America	400	6,480

[1]Pactiv Corp.	600	13,020

[1]Patriot Coal Corp.	200	1,276

Peabody Energy Corp.	1,263	38,092

[1]PolyOne Corp.	300	813

[2]Potlatch Corp.	181	4,396

PPG Industries, Inc.	790	34,681

Praxair, Inc.	1,400	99,498

Rayonier, Inc.	400	14,540

Rock-Tenn Co.	200	7,632

[1]Rockwood Holdings, Inc.	200	2,928

Royal Gold, Inc.	149	6,213

RPM International, Inc.	500	7,020

1RTI International Metals, Inc.	88	1,555

Schnitzer Steel Industries, Inc.	100	5,286

Schulman (A.), Inc.	100	1,511

Scotts Miracle-Gro Co.	206	7,220

Sealed Air Corp.	782	14,428

Sigma-Aldrich Corp.	594	29,439

Silgan Holdings, Inc.	100	4,903

[1]Solutia, Inc.	500	2,880

Sonoco Products Co.	430	10,298

Spartech Corp.	86	790

Steel Dynamics, Inc.	900	13,257

[1]Stillwater Mining Co.	100	571

[1]Symyx Technologies	60	351

Temple-Inland, Inc.	400	5,248

Texas Industries, Inc.	163	5,112

Titanium Metals Corp.	407	3,740

United States Steel Corp.	628	22,445

1USEC, Inc.	630	3,352

Valspar Corp.	466	10,499

Vulcan Materials Co.	600	25,860

Wausau Paper Corp.	100	672

Westlake Chemical Corp.	100	2,039

Weyerhaeuser Co.	980	29,821

Worthington Industries, Inc.	400	5,116

1WR Grace & Co.	300	3,711

Zep, Inc.	100	1,205

[1]Zoltek Cos., Inc.	100	972

Total Materials		1,732,111

52	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Telecommunication Services–3.3%
Alaska Communications Systems
Group, Inc.	100	$732
[1]American Tower Corp.	1,762	55,556

[1]Aruba Networks, Inc.	400	3,496

AT&T, Inc.	26,718	663,675

Atlantic Tele-Network, Inc.	100	3,929

[1]Cbeyond, Inc.	100	1,435

[1]Centennial Communications
Corp.	373	3,118
CenturyTel, Inc.	500	15,350

[1]Cincinnati Bell, Inc.	740	2,102

Consolidated Communications
Holdings, Inc.	100	1,171
[1]Crown Castle International Corp.	1,281	30,770

[1]EchoStar Corp.	141	2,247

Embarq Corp.	642	27,002

1EMS Technologies, Inc.	100	2,090

Fairpoint Communications, Inc.	295	177

Frontier Communications Corp.	1,300	9,282

[1]General Communication, Inc.	100	693

[1]Global Crossing Ltd.	100	918

[1]Harris Stratex Networks, Inc.	447	2,897

[1]Hughes Communications, Inc.	100	2,283

1ICO Global Communications
Holdings Ltd.	500	310
Iowa Telecommunications
Services, Inc.	100	1,251
[1]iPCS, Inc.	45	673

1JDS Uniphase Corp.	797	4,559

[1]Leap Wireless International, Inc.	239	7,870

[1]Level 3 Communications, Inc.	6,554	9,896

[1]Liberty Global, Inc.	600	9,534

[1]Loral Space & Communications,
Inc.	100	2,575
[1]MetroPCS Communications, Inc.	1,200	15,972

[1]NeuStar, Inc.	346	7,667

[1]Neutral Tandem, Inc.	100	2,952

1NII Holdings, Inc.	700	13,349

NTELOS Holdings Corp.	100	1,842

1PAETEC Holding Corp.	300	810

[1]Premiere Global Services, Inc.	200	2,168

Qwest Communications
International, Inc.	7,131	29,594
1RCN Corp.	70	418

1SAVVIS, Inc.	100	1,146

1SBA Communications Corp.	490	12,025

Shenandoah Telecom Co.	100	2,029

[1]Sprint Nextel Corp.	12,400	59,644

[1]Starent Networks Corp.	200	4,882

[1]Syniverse Holdings, Inc.	300	4,809

Telephone & Data Systems, Inc.	223	6,311

Telephone & Data Systems, Inc.
(Special Shares)	200	5,192
[1]TerreStar Corp.	400	612

Time Warner Cable, Inc.	1,646	52,129

[1]tw telecom, Inc.	648	6,655

1US Cellular Corp.	66	2,538

USA Mobility, Inc.	100	1,276

Verizon Communications, Inc.	12,900	396,417

[1]Vonage Holdings Corp.	200	76

Windstream Corp.	2,100	17,556

Total Telecommunication Services		1,513,660

Utilities–4.5%
1AES Corp.	3,100	35,991

AGL Resources, Inc.	391	12,434

Allegheny Energy, Inc.	806	20,674

Allete, Inc.	100	2,875

Alliant Energy Corp.	527	13,770

Ameren Corp.	958	23,845

American Electric Power Co., Inc.	2,164	62,518

American States Water Co.	100	3,464

American Water Works Co., Inc.	500	9,555

Aqua America, Inc.	594	10,633

Atmos Energy Corp.	432	10,817

Avista Corp.	200	3,562

Black Hills Corp.	150	3,448

U.S. Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	53

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
California Water Service Group	100	$3,684

[1]Calpine Corp.	1,600	17,840

CenterPoint Energy, Inc.	1,400	15,512

CH Energy Group, Inc.	70	3,269

Cleco Corp.	300	6,726

CMS Energy Corp.	1,100	13,288

Consolidated Edison, Inc.	1,210	45,278

Constellation Energy Group, Inc.	854	22,699

Dominion Resources, Inc.	2,700	90,234

DPL, Inc.	580	13,439

DTE Energy Co.	707	22,624

Duke Energy Corp.	5,700	83,163

[1]Dynegy, Inc.	1,836	4,168

Edison International	1,460	45,932

1El Paso Electric Co.	190	2,652

Empire District Electric Co.	150	2,478

[1]Enbridge Energy Management
LLC	98	3,552
Energen Corp.	280	11,172

[1]EnerNOC, Inc.	100	2,167

Entergy Corp.	880	68,218

EQT Corp.	600	20,946

Exelon Corp.	2,957	151,428

FirstEnergy Corp.	1,430	55,412

FPL Group, Inc.	1,793	101,950

Great Plains Energy, Inc.	600	9,330

Hawaiian Electric Industries, Inc.	420	8,005

IDACORP, Inc.	175	4,574

Integrys Energy Group, Inc.	369	11,066

ITC Holdings Corp.	200	9,072

[1]Kinder Morgan Management
LLC	368	16,623
Laclede Group, Inc.	120	3,976

Macquarie Infrastructure Co.
LLC	168	690

MDU Resources Group, Inc.	808	15,328

MGE Energy, Inc.	100	3,355

[1]Mirant Corp.	800	12,592

Nalco Holding Co.	710	11,956

National Fuel Gas Co.	300	10,824

New Jersey Resources Corp.	240	8,890

Nicor, Inc.	169	5,851

NiSource, Inc.	1,154	13,456

Northeast Utilities	776	17,313

Northwest Natural Gas Co.	90	3,989

NorthWestern Corp.	170	3,869

1NRG Energy, Inc.	1,026	26,635

NSTAR	520	16,697

NV Energy, Inc.	986	10,639

OGE Energy Corp.	430	12,178

Oneok, Inc.	500	14,745

Ormat Technologies, Inc.	100	4,031

Otter Tail Corp.	190	4,150

Pepco Holdings, Inc.	967	12,996

[1]Perini Corp.	100	1,736

[1]Petrohawk Energy Corp.	1,300	28,990

PG&E Corp.	1,655	63,618

Piedmont Natural Gas Co.	300	7,233

Pinnacle West Capital Corp.	490	14,773

PNM Resources, Inc.	384	4,113

Portland General Electric Co.	300	5,844

PPL Corp.	1,700	56,032

Progress Energy, Inc.	1,287	48,687

Public Service Enterprise
Group, Inc.	2,300	75,049
Questar Corp.	829	25,749

1RRI Energy, Inc.	1,674	8,387

SCANA Corp.	487	15,813

Sempra Energy	1,038	51,516

SJW Corp.	100	2,270

South Jersey Industries, Inc.	190	6,629

Southern Co.	3,500	109,060

Southern Union Co.	536	9,857

Southwest Gas Corp.	200	4,442

54	AARP PORTFOLIOS 2009 ANNUAL REPORT	U.S. Stock Market Portfolio

U.S. Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Utilities (continued)
[1]Southwestern Energy Co.	1,608	$62,471

Spectra Energy Corp.	3,000	50,760

TECO Energy, Inc.	949	11,322

UGI Corp.	451	11,496

UIL Holdings Corp.	100	2,245

UniSource Energy Corp.	160	4,246

Vectren Corp.	314	7,357

Westar Energy, Inc.	437	8,202

WGL Holdings, Inc.	200	6,404

Wisconsin Energy Corp.	505	20,559

Xcel Energy, Inc.	2,032	37,409

Total Utilities		2,056,516

Total Common Stocks–
(Identified Cost $58,722,854)		44,917,040

Rights–0.0%

[1]Sealy Corp. Rights Exp.
7/2/2009
(Identified Cost $808)	100	212

Mutual Fund–1.4%
AIM Prime Fund
(At Net Asset Value)	627,529	627,529

	Par Amount

U.S. Treasury–0.2%
[4]United States Treasury Bill,
0.160%, 9/10/2009
(At Amortized Cost)	$80,000	79,975

Total Investments–100.0%
(Identified Cost $59,431,166)		45,624,756

Other Assets & Liabilities–Net–(0.0)%		(14,283)

Total Net Assets–100.0%		$45,610,473

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT)
[3]	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $113,826 at June 30, 2009.
[4]	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

At June 30, 2009, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

S & P Mini 500 Index Futures	10	$457,750	September 2009	$(12,607)

Russell 2000 E Mini Index Futures	5	$253,600	September 2009	$(7,019)

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See Notes to Financial Statements.

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	55

International Stock Market Portfolio

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks–69.9%
Aerospace & Defense–0.5%
BAE Systems PLC	7,745	$43,124

Cobham PLC	2,413	6,855

European Aeronautic Defence
and Space Co. NV	899	14,507
Finmeccanica SpA	840	11,812

Gamesa Corp. Tecnologica SA	390	7,387

[1]Rolls-Royce Group PLC	4,069	24,195

Safran SA	401	5,285

Singapore Technologies
Engineering Ltd.	3,000	5,076
Smiths Group PLC	803	9,266

Thales SA	189	8,446

Total		135,953

Air Freight & Couriers–0.3%
Deutsche Post AG	1,875	24,408

Hamburger Hafen und Logistik
AG	54	2,078
TNT NV	808	15,684

Toll Holdings Ltd.	1,358	6,836

Yamato Holdings Co. Ltd.	1,000	13,336

Total		62,342

Airlines–0.1%
Air France-KLM	271	3,458

All Nippon Airways Co. Ltd.	1,000	3,495

[1]British Airways PLC	1,285	2,636

Cathay Pacific Airways Ltd.	2,000	2,746

Deutsche Lufthansa AG	461	5,771

[1]Iberia Lineas Aereas de
Espana SA	811	1,718
[1]Japan Airlines Corp.	2,000	3,858

Qantas Airways Ltd.	2,057	3,330

Singapore Airlines Ltd.	940	8,633

Total		35,645

Auto Components–0.5%
Aisin Seiki Co. Ltd.	400	8,690

Bridgestone Corp.	1,300	20,424

Compagnie Generale des
Etablissements Michelin	310	17,648
Denso Corp.	1,100	28,290

NGK Spark Plug Co. Ltd.	1,000	9,551

NOK Corp.	200	2,329

Nokian Renkaat, OYJ	230	4,321

Stanley Electric Co. Ltd.	300	6,092

Sumitomo Rubber Industries,
Inc.	300	2,414
Toyoda Gosei Co. Ltd.	100	2,707

Toyota Boshoku Corp.	100	1,494

Toyota Industries Corp.	400	9,976

Total		113,936

Automobiles–2.5%
Bayerische Motoren Werke AG	716	26,943

Daihatsu Motor Co. Ltd.	1,000	9,312

DaimlerChrysler AG	1,951	70,516

[1]Fiat SpA	1,687	16,935

Fuji Heavy Industries Ltd.	1,000	4,055

Honda Motor Co. Ltd.	3,500	96,547

Isuzu Motors Ltd.	3,000	4,822

Mazda Motor Corp.	2,000	5,123

[1]Mitsubishi Motors Corp.	8,000	15,016

Nissan Motor Co. Ltd.	5,500	33,423

[1]Peugeot SA	334	8,766

[1]Renault SA	398	14,603

Suzuki Motor Corp.	800	18,003

Toyota Motor Corp.	5,800	220,740

Volkswagen AG	186	62,882

Yamaha Motor Co. Ltd.	400	4,451

Total		612,137

Banks–10.2%
77 Bank Ltd.	1,000	5,828

Allied Irish Banks PLC	282	680

[1]Alpha Bank AE	784	8,573

[1]Anglo Irish Bank Corp. PLC	1,621	–

[1]Aozora Bank Ltd.	1,000	1,545

Australia & New Zealand
Banking Group Ltd.	4,535	60,230

56	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
Banca Carige SpA	1,495	$4,098

Banca Intesa SpA
(Certificates.–participating cumulative)	1,839	4,527
Banca Monte dei Paschi
di Siena SpA	5,120	8,262
Banca Popolare di Milano
SCRL	825	4,910
Banche Popolari Unite SCPA	1,265	16,441

Banco Bilbao Vizcaya
Argentaria SA	7,498	93,979
Banco Comercial Portugues SA	4,792	4,864

Banco de Sabadell SA	1,952	12,178

Banco Espirito Santo SA	1,052	5,664

[1]Banco Popolare SCRL	1,389	10,360

Banco Popular Espanol SA	1,642	14,296

Banco Santander Central
Hispano SA	17,140	205,699
Banco Santander SA	67	806

Bank of Cyprus Public Co. Ltd.	1,230	6,950

Bank of East Asia Ltd.	3,365	10,225

[1]Bank of Ireland	292	690

Bank of Kyoto Ltd.	1,000	9,281

Bank of Yokohama Ltd.	3,000	16,084

Bankinter SA	654	7,720

Barclays PLC	17,665	82,232

Bendigo Bank Ltd.	573	3,207

BNP Paribas	1,814	117,624

BOC Hong Kong Holdings Ltd.	8,000	14,018

Chiba Bank Ltd.	2,000	13,087

[1]Commerzbank AG	1,426	8,857

Commonwealth Bank of
Australia	3,098	97,310
Credit Agricole SA	2,021	25,150

Credit Suisse Group	2,371	108,204

[1]Danske Bank A/S	1,010	17,399

DBS Group Holdings Ltd.	3,500	28,520

Deutsche Bank AG	1,176	71,218

[1]Deutsche Postbank AG	176	4,469

[1]Dexia SA	1,144	8,667

1DnB NOR ASA	1,600	12,175

1EFG Eurobank Ergasias SA	645	6,782

Erste Bank der
Oesterreichischen Sparkassen AG	393	10,595
Fukuoka Financial Group, Inc.	2,000	8,960

Gunma Bank Ltd.	1,000	5,569

Hachijuni Bank Ltd.	1,000	5,662

Hang Seng Bank Ltd.	1,700	23,800

Hiroshima Bank Ltd.	1,000	4,169

HSBC Holdings PLC	36,330	300,290

[1]Intesa Sanpaolo SpA	16,195	52,109

Investec PLC	865	4,649

Iyo Bank Ltd.	1,000	10,215

Joyo Bank Ltd.	1,000	5,102

Julius Baer Holding AG	439	17,037

1KBC Groep NV	331	6,033

Lloyds TSB Group PLC	35,966	41,371

Mediobanca SpA	1,018	12,110

Mitsubishi UFJ Financial
Group, Inc.	19,600	121,547
Mizuho Financial Group, Inc.	20,800	48,748

National Australia Bank Ltd.	4,033	72,889

[1]National Bank of Greece SA	1,118	31,035

[1]Natixis	2,123	4,105

Nishi-Nippon City Bank Ltd.	2,000	5,061

Nordea Bank AB	6,568	51,903

OKO Bank PLC	312	2,493

Oversea-Chinese Banking Corp.
Ltd.	5,173	23,863
[1]Piraeus Bank SA	649	6,460

Raiffeisen International Bank
Holding AG	119	4,129
Resona Holdings, Inc.	1,100	15,468

[1]Royal Bank of Scotland Group
PLC	37,102	23,582
[1]Sapporo Hokuyo Holdings, Inc.	600	1,724

Seven Bank Ltd.	1	2,623

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	57

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Banks (continued)
[1]Shinsei Bank Ltd.	3,000	$4,822

Shizuoka Bank Ltd.	1,000	9,924

[1]Skandinaviska Enskilda
Banken AB	3,310	14,513
Societe Generale	1,038	56,588

Standard Chartered PLC	3,991	74,839

Sumitomo Mitsui Financial
Group, Inc.	1,400	57,057
Suncorp-Metway Ltd.	2,819	15,212

Suruga Bank Ltd.	1,000	9,572

Svenska Handelsbanken	1,050	19,793

Swedbank AB	800	4,646

[1]UniCredito Italiano SpA	31,185	78,480

United Overseas Bank Ltd.	3,000	30,412

Westpac Banking Corp.	6,128	99,944

Wing Hang Bank Ltd.	510	4,452

Total		2,536,364

Beverages–1.3%
[1]Anheuser-Busch InBev NV	640	3

Asahi Breweries Ltd.	800	11,507

Carlsberg A/S	260	16,667

Coca-Cola Amatil Ltd.	1,162	8,058

Coca-Cola West Holdings Co.
Ltd.	100	1,913
Diageo PLC	5,413	77,597

Foster’s Group Ltd.	4,089	16,960

Fraser and Neave Ltd.	2,000	5,600

Heineken Holding NV	234	7,428

Heineken NV	510	18,905

InBev NV	1,558	56,224

Ito En Ltd.	100	1,422

Kirin Brewery Co. Ltd.	2,000	28,000

Lion Nathan Ltd.	667	6,215

Pernod-Ricard SA	419	26,358

SABMiller PLC	1,957	39,756

Total		322,613

Biotechnology–0.0%
Grifols SA	272	4,801

Building Products–0.3%
Asahi Glass Co. Ltd.	2,000	16,074

Assa Abloy AB	680	9,455

Cie de Saint-Gobain	798	26,655

Geberit AG	82	10,080

JS Group Corp.	500	7,726

Nippon Sheet Glass Co. Ltd.	1,000	2,924

Total		72,914

Chemicals–2.0%
Akzo Nobel NV	513	22,555

Asahi Kasei Corp.	3,000	15,275

BASF AG	1,943	77,173

Bayer AG	1,632	87,450

Daicel Chemical Industries, Ltd.	1,000	6,067

Dainippon Ink and Chemicals,
Inc.	1,000	1,566
Denki Kagaku Kogyo K. K.	1,000	2,790

GEA Group AG	322	4,871

Givaudan SA	14	8,573

JSR Corp.	400	6,857

K+S AG	330	18,520

Kaneka Corp.	1,000	7,124

Koninklijke DSM NV	298	9,329

Kuraray Co. Ltd.	500	5,558

Lonza Group AG	98	9,729

Mitsubishi Chemical Holdings
Corp.	2,500	10,604
Mitsubishi Gas Chemical Co.,
Inc.	1,000	5,476
Mitsubishi Rayon Co. Ltd.	1,000	2,914

Mitsui Chemicals, Inc.	1,000	3,204

Novozymes A/S	110	8,926

Nufarm Ltd.	326	2,410

Orica Ltd.	809	14,152

Shin-Etsu Chemical Co. Ltd.	900	41,813

Showa Denko K.K.	2,000	3,588

Solvay SA	122	10,285

Sumitomo Chemical Co. Ltd.	3,000	13,533

58	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Syngenta AG	203	$47,115

Taiyo Nippon Sanso Corp.	1,000	9,582

Teijin Ltd.	2,000	6,450

Toray Industries, Inc.	3,000	15,307

Tosoh Corp.	1,000	2,841

Ube Industries Ltd.	2,000	5,600

Wacker Chemie AG	33	3,786

Yara International ASA	350	9,784

Total		500,807

Commercial Services & Supplies–0.6%
Adecco SA	257	10,702

Benesse Corp.	200	8,006

Bureau Veritas SA	86	4,219

Capita Group PLC	1,280	15,044

Dai Nippon Printing Co. Ltd.	1,000	13,730

Group 4 Securicor PLC	2,609	8,948

Hakuhodo DY Holdings, Inc.	50	2,696

Invensys PLC	1,783	6,555

Legrand SA	202	4,400

Mitsubishi UFJ Lease & Finance
Co. Ltd.	120	3,920
PagesJaunes Groupe SA	249	2,419

[1]Randstad Holdings NV	220	6,081

Secom Co. Ltd.	400	16,261

Securitas AB	680	5,761

Serco Group PLC	988	6,858

SGS SA	10	12,384

Societe BIC SA	54	3,097

Toppan Printing Co. Ltd.	1,000	10,111

Total		141,192

Communications Equipment–0.8%
[1]Alcatel SA	4,792	12,012

Nokia OYJ	8,020	117,388

Telefonaktiebolaget LM
Ericsson	6,190	60,605

Total		190,005

Computers & Peripherals–0.3%
[1]Elpida Memory, Inc.	200	2,167

Fujitsu Ltd.	4,000	21,819

[1]Logitech International SA	381	5,276

Mitsumi Electric Co. Ltd.	200	4,283

1NEC Corp.	4,000	15,721

Toshiba Corp.	7,000	25,407

Total		74,673

Construction & Engineering–0.6%
Acciona SA	60	7,369

Actividades de Construction y
Servicios SA (ACS)	296	14,960
Alstom SA	419	24,705

Amec PLC	730	7,841

Balfour Beatty PLC	1,055	5,362

Eiffage SA	79	4,596

Fomento de Construcciones y
Contratas SA	100	4,095
Grupo Ferrovial SA	131	4,200

HOCHTIEF AG	83	4,178

[1]Husqvarna AB, Series B	896	4,867
Italcementi SpA	146	857

JGC Corp.	1,000	16,178

Kajima Corp.	2,000	6,243

Kinden Corp.	1,000	8,784

Kurita Water Industries Ltd.	200	6,471

Leighton Holdings Ltd.	310	5,867

Obayashi Corp.	1,000	4,905

SembCorp Industries Ltd.	2,000	4,171

Shimizu Corp.	1,000	4,355

Skanska AB	1,080	12,048

Taisei Corp.	2,000	4,833

Total		156,885

Construction Materials–0.5%
Boral Ltd.	1,260	4,130

Cimpor Cimentos de Portugal
SGPS SA	466	3,397
CRH PLC	1,438	32,828

CSR Ltd.	2,197	3,008

Fletcher Building Ltd.	1,118	4,740

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	59

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Construction Materials (continued)
[1]Holcim Ltd.	432	$24,525

[1]Imerys SA	67	2,804

Italcementi SpA	120	1,369

[1]James Hardie Industries NV	800	2,706

[1]Lafarge SA	296	20,023

[1]Lafarge SA-New	120	7,852

Taiheiyo Cement Corp.	2,000	3,443

Titan Cement Co. SA	110	2,899

Total		113,724

Containers & Packaging–0.1%
Amcor Ltd.	1,788	7,186

Rexam PLC	1,399	6,547

Toyo Seikan Kaisha Ltd.	300	6,362

Total		20,095

Distributors–0.3%
ABC-Mart, Inc.	100	2,572

Li & Fung Ltd.	4,200	11,191

Metcash Ltd.	1,626	5,644

Olam International Ltd.	2,100	3,524

Reckitt Benckiser Group PLC	1,290	58,692

Total		81,623

Diversified Financials–2.2%
3i Group PLC	2,046	8,144

Acom Co. Ltd.	100	2,504

Aeon Credit Service Co. Ltd.	100	1,310

Australian Stock Exchange Ltd.	353	10,517

Banco de Valencia SA	432	4,185

Cattles PLC	24	3

Chinese Estates Holdings Ltd.	2,060	3,748

Credit Saison Co. Ltd.	300	3,820

Criteria Caixacorp SA	1,788	8,247

Daiwa Securities Group, Inc.	3,000	17,889

Deutsche Boerse AG	422	32,706

Eurazeo	56	2,324

Exor SpA	175	2,517

Experian Group Ltd.	2,127	15,893

[1]Fortis NV	4,985	16,983

Groupe Bruxelles Lambert SA	168	12,271

GS Yuasa Corp.	1,000	8,794

Hokuhoku Financial Group, Inc.	2,000	5,019

Hong Kong Exchanges and
Clearing Ltd.	2,000	31,174
ICAP PLC	1,044	7,745

ING Groep NV	4,237	42,604

Investor AB	1,000	15,391

Jafco Co. Ltd.	100	3,370

Keppel Corp. Ltd.	3,000	14,295

London Stock Exchange Group
PLC	301	3,478
Macquarie Group Ltd.	676	21,288

Man Group PLC	3,534	16,131

[1]Marfin Investment Group SA	1,216	5,217

Matsui Securities Co. Ltd.	200	1,817

Mediolanum SpA	422	2,248

Mitsui Trust Holdings, Inc.	2,000	7,653

[1]Mizuho Trust & Banking Co. Ltd.	3,000	3,889

Nomura Holdings, Inc.	5,500	46,427

ORIX Corp.	190	11,448

Pargesa Holding SA	57	3,556

Perpetual Ltd.	73	1,679

Promise Co. Ltd.	100	1,279

Schroders PLC	261	3,523

Shinko Securities Co. Ltd.	1,000	3,142

Singapore Exchange Ltd.	2,000	9,806

Sony Financial Holdings, Inc.	2	5,531

Sumitomo Trust & Banking Co.
Ltd.	3,000	16,178
Swire Pacific Ltd.	1,500	14,971

1UBS AG	6,176	75,520

Yamaguchi Financial Group,
Inc.	1,000	13,201

Total		539,435

Diversified Telecommunication Services–2.9%
Belgacom SA	351	11,188

60	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (continued)
BT Group PLC	16,753	$27,970

Deutsche Telekom AG	6,146	72,380

Elisa OYJ	280	4,605

France Telecom SA	3,854	87,318

Hellenic Telecommunications
Organization SA	560	8,558
[1]Hutchison Telecommunications
Hong Kong Holdings Ltd.	3,000	406
Hutchison Telecommunications
International Ltd.	3,000	712
Iliad SA	32	3,102

[1]Millicom International Cellular
SA	149	8,373
Mobistar SA	60	3,695

Nippon Telegraph & Telephone
Corp.	1,100	44,716

PCCW Ltd.	8,000	2,096

Portugal Telecom SGPS SA	1,269	12,402

Prysmian SpA	217	3,258

Royal KPN NV	3,597	49,416

Singapore Telecommunications
Ltd.	17,300	35,840
Swisscom AG	50	15,343

Tele2 AB	637	6,418

Telecom Corp. of New Zealand
Ltd.	4,037	7,101
Telecom Italia SpA	21,715	29,988

Telecom Italia SpA (RNC–
Participating Cumulative)	12,482	12,241
Telefonica SA	8,935	201,933

Telekom Austria AG	735	11,479

[1]Telenor ASA	1,900	14,591

TeliaSonera AB	4,670	24,462

Telstra Corp. Ltd.	9,519	25,990

Total		725,581

Electric Utilities–2.8%
BKW FMB Energie AG	32	2,355

Cheung Kong Infrastructure
Holdings Ltd.	1,000	3,490
Chubu Electric Power Co., Inc.	1,400	32,376

Chugoku Electric Power Co.,
Inc.	600	12,538
CLP Holdings Ltd.	4,500	29,874

Contact Energy Ltd.	498	1,877

Drax Group PLC	739	5,336

E.ON AG	4,008	141,717

1EDP Renovaveis SA	435	4,452

Electric Power Development Co.	300	8,524

Electricite de France	523	25,425

Enel SpA	13,978	68,002

Energias de Portugal SA	3,801	14,884

Hokkaido Electric Power Co.,
Inc.	400	7,496
Hokuriku Electric Power Co.	400	9,147

HongKong Electric Holdings	3,000	16,703

Iberdrola Renovables	1,809	8,255

Iberdrola SA	7,361	59,650

International Power PLC	3,126	12,238

Kansai Electric Power Co., Inc.	1,700	37,551

Kyushu Electric Power Co., Inc.	800	17,215

[1]Public Power Corp.	210	4,328

Red Electrica de Espana	224	10,116

Scottish & Southern Energy PLC	1,983	37,152

Shikoku Electric Power Co., Inc.	400	11,947

Solarworld AG	167	3,926

Terna SpA	2,474	8,238

Tohoku Electric Power Co., Inc.	900	18,806

Tokyo Electric Power Co., Inc.	2,600	66,867

Verbund–Oesterreichische
Elektrizitatswirtschafts-AG	156	7,935

Total		688,420

Electrical Equipment–1.5%
1ABB Ltd.	4,761	74,820

Fanuc Ltd.	400	32,189

Fuji Electric Holdings Co. Ltd.	1,000	1,659

Furukawa Electric Co. Ltd.	1,000	4,522

Matsushita Electric Works Ltd.	1,000	9,479

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	61

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Electrical Equipment (continued)
Mitsubishi Electric Corp.	4,000	$25,345

Nitto Denko Corp.	400	12,195

Schneider Electric SA	521	39,663

Siemens AG	1,734	119,511

Sumitomo Electric Industries Ltd.	1,600	18,019

Ushio, Inc.	200	3,198

[1]Vestas Wind Systems A/S	470	33,669

Total		374,269

Electronic Equipment & Instruments–0.7%
Citizen Watch Co. Ltd.	700	3,593

Hirose Electric Co. Ltd.	100	10,681

Hitachi Chemical Co. Ltd.	200	3,229

Hitachi Ltd.	7,000	21,850

Hoya Corp.	900	18,069

Ibiden Co. Ltd.	300	8,447

Keyence Corp.	100	20,429

Kyocera Corp.	300	22,617

Mabuchi Motor Co. Ltd.	100	4,833

Nidec Corp.	200	12,133

Nippon Electric Glass Co. Ltd.	1,000	11,221

Omron Corp.	400	5,787

Rohm Co. Ltd.	200	14,581

Shimadzu Corp.	1,000	8,006

TDK Corp.	200	9,416

Yokogawa Electric Corp.	500	3,370

Total		178,262

Energy Equipment & Services–0.2%
[1]Cie Generale de Geophysique-
Veritas	284	5,101
Fugro NV	137	5,670

[1]Renewable Energy Corp. AS	525	4,068

Saipem SpA	563	13,687

SBM Offshore NV	318	5,426

SeaDrill Ltd.	576	8,212

Technip SA	209	10,223

WorleyParsons Ltd.	340	6,520

Total		58,907

Food & Drug Retailing–1.5%
Cadbury PLC	3,116	26,550

Carrefour SA	1,333	56,851

Casino Guichard Perrachon SA	90	6,063

Colruyt SA	34	7,751

Delhaize Group	208	14,620

FamilyMart Co. Ltd.	100	3,142

J Sainsbury PLC	2,195	11,301

Kesko OYJ	160	4,231

Koninklijke Ahold NV	2,579	29,591

Lawson, Inc.	100	4,397

1MEIJI Holdings Co. Ltd.	100	4,024

Seven & I Holdings Co. Ltd.	1,600	37,665

Tesco PLC	16,564	96,342

WM Morrison Supermarkets
PLC	4,456	17,335
Woolworths Ltd.	2,650	56,260

Total		376,123

Food Products–2.2%
Ajinomoto Co., Inc.	1,000	7,923

[1]Aryzta AG	172	5,523

Associated British Foods PLC	758	9,507

Coca Cola Hellenic Bottling Co.
SA	350	7,213
[1]Genting International PLC	6,000	2,817

Golden Agri-Resources Ltd.	11,440	3,002

Goodman Fielder Ltd.	2,884	3,031

Groupe DANONE	1,168	57,609

Incitec Pivot Ltd.	3,450	6,613

Kerry Group PLC	285	6,493

Kikkoman Corp.	1,000	10,049

Lindt & Spruengli AG	2	3,736

Nestle SA	7,682	289,228

Nippon Meat Packers, Inc.	1,000	12,641

Nisshin Seifun Group, Inc.	500	5,963

Nissin Food Products Co. Ltd.	200	6,056

62	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Food Products (continued)
Parmalat SpA	3,496	$8,426

Suedzucker AG	163	3,307

Unilever NV	3,515	84,590

Wilmar International Ltd.	2,000	6,933

Yakult Honsha Co. Ltd.	200	3,820

Total		544,480

Gas Utilities–0.5%
AGL Energy Ltd.	933	10,107

Centrica PLC	11,213	41,131

Enagas	373	7,329

Gas Natural SDG SA	458	8,328

Hong Kong & China Gas Co.	8,360	17,583

Osaka Gas Co. Ltd.	4,000	12,776

Snam Rete Gas SpA	3,353	14,702

Toho Gas Co. Ltd.	1,000	4,065

Tokyo Gas Co. Ltd.	5,000	17,889

Total		133,910

Health Care Equipment & Supplies–0.7%
Air Liquide SA	520	47,468

Alfresa Holdings Corp.	100	4,615

BioMerieux	34	2,977

Cie Generale d’Optique Essilor
International SA	447	21,295
Cochlear Ltd.	113	5,251

Coloplast A/S	49	3,367

Getinge AB	433	5,656

[1]Luxottica Group SpA	283	5,908

Nobel Biocare Holding AG	235	5,129

Olympus Corp.	500	11,848

Phonak Holding AG	100	8,124

[1]Qiagen NV	433	8,013

Smith & Nephew PLC	1,833	13,553

Straumann Holding AG	15	2,731

Synthes, Inc.	123	11,872

Terumo Corp.	400	17,671

[1]William Demant Holding A/S	100	5,168

Total		180,646

Health Care Providers & Services–0.2%
Celesio AG	173	3,966

Fresenius Medical Care AG &
Co. KGaA	398	17,794
Fresenius SE	58	2,713

Mediceo Paltac Holdings Co.
Ltd.	300	3,438

Sonic Healthcare Ltd.	826	8,196

Suzuken Co. Ltd.	200	5,797

Total		41,904

Hotels Restaurants & Leisure–0.5%
Accor SA	315	12,478

Aristocrat Leisure Ltd.	764	2,332

Autogrill SpA	172	1,448

Carnival PLC	333	8,802

City Developments Ltd.	1,000	5,925

Compass Group PLC	4,096	23,025

Crown Ltd.	943	5,522

Intercontinental Hotels Group
PLC	520	5,329
Ladbrokes PLC	1,308	3,959

Lottomatica SpA	121	2,329

McDonald’s Holdings Co. Japan
Ltd.	100	1,855
OPAP SA	460	12,254

Oriental Land Co. Ltd.	100	6,699

Shangri-La Asia Ltd.	2,000	2,942

Sky City Entertainment Group
Ltd.	810	1,399
Sodexho Alliance SA	196	10,055

TABCORP Holdings Ltd.	1,129	6,511

Thomas Cook Group PLC	1,002	3,387

1TUI AG	428	3,147

TUI Travel PLC	1,127	4,296

UOL Group Ltd.	1,000	2,279

Whitbread PLC	354	4,754

Total		130,727

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	63

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Household Durables–1.0%
Casio Computer Co. Ltd.	400	$3,580

Daito Trust Construction Co.
Ltd.	200	9,458
Daiwa House Industry Co. Ltd.	1,000	10,785

[1]Electrolux AB	532	7,414

Koninklijke Philips Electronics
NV	2,104	38,716
Makita Corp.	300	7,264

Matsushita Electric Industrial
Co. Ltd.	4,100	55,358
RINNAI CORP	100	4,428

[1]Sanyo Electric Co. Ltd.	3,000	7,778

Sekisui Chemical Co. Ltd.	1,000	6,284

Sekisui House Ltd.	1,000	10,163

Sharp Corp.	2,000	20,803

Sony Corp.	2,100	54,988

Total		237,019

Household Products–0.1%
Henkel KGaA	276	7,433

Kao Corp.	1,000	21,829

Uni-Charm Corp.	100	7,643

Total		36,905

Industrial Conglomerates–0.5%
Aeon Mall Co. Ltd.	100	1,906

Brambles Ltd.	2,878	13,815

Burberry Group PLC	870	6,053

Hopewell Holdings Ltd.	1,000	3,123

Hutchison Whampoa Ltd.	5,000	32,580

Jeronimo Martins SGPS SA	479	3,262

Noble Group Ltd.	3,400	4,273

NWS Holdings Ltd.	2,128	3,850

Orkla ASA	1,718	12,460

[1]Pirelli & C SpA	5,630	1,969

Tomkins PLC	1,695	4,126

Wesfarmers Ltd.	322	6,095

Wesfarmers Ltd.-PPS	2,191	39,969

Total		133,481

Insurance–2.9%
Admiral Group PLC	376	5,381

Aegon NV	3,165	19,449

Aioi Insurance Co. Ltd.	1,000	4,573

Alleanza Assicurazioni SpA	825	5,653

Allianz AG	954	87,781

AMP Ltd.	4,267	16,771

Assicurazioni Generali SpA	2,220	46,095

Aviva PLC	5,751	32,305

AXA Asia Pacific Holdings Ltd.	2,252	7,056

AXA SA	3,397	63,771

Baloise Holding AG	109	8,088

CNP Assurances	77	7,347

Fondiaria-SAI SpA	141	2,267

Friends Provident Group PLC	4,940	5,333

[1]Hannover Rueckversicherung
AG	128	4,730
Insurance Australia Group Ltd.	4,653	13,154

Irish Life & Permanent PLC	120	612

Legal & General Group PLC	12,307	11,496

Mapfre SA	1,393	4,531

Millea Holdings, Inc.	1,500	41,533

Mitsui Sumitomo Insurance
Group Holdings, Inc.	900	23,660
Muenchener Rueckversicherungs
AG	447	60,282
Nipponkoa Insurance Co. Ltd.	1,000	5,828

Old Mutual PLC	10,816	14,398

Prudential PLC	5,227	35,552

QBE Insurance Group Ltd.	2,135	34,219

Sampo OYJ	891	16,802

SCOR SE	355	7,272

Sompo Japan Insurance, Inc.	2,000	13,398

Standard Life PLC	4,715	14,433

[1]Swiss Life Holding	76	6,559

Swiss Reinsurance	743	24,570

T&D Holdings, Inc.	500	14,363

64	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Insurance (continued)
[1]Topdanmark A/S	50	$5,836

TrygVesta A/S	53	3,123

[1]Unipol Gruppo Finanziario SpA	1,422	1,664

Wiener Staedtische
Versicherung AG	82	3,562
Zurich Financial Services AG	307	54,064

Total		727,511

Internet & Catalog Retail–0.0%
Dena Co. Ltd.	1	3,349

Rakuten, Inc.	13	7,833

Total		11,182

Internet Software & Services–0.2%
SBI Holdings, Inc.	34	6,943

Softbank Corp.	1,600	31,227

[1]United Internet AG	267	3,122

Yahoo! Japan Corp.	31	9,885

Total		51,177

IT Consulting & Services–0.2%
[1]Atos Origin SA	138	4,673

Cap Gemini SA	287	10,558

Computershare Ltd.	963	6,996

Indra Sistemas SA	200	4,325

Itochu Techno-Solutions Corp.	100	2,976

Nomura Research Institute Ltd.	200	4,449

NTT Data Corp.	3	9,707

Obic Co. Ltd.	10	1,625

Total		45,309

Leisure Equipment & Products–0.3%
Fuji Photo Film Co. Ltd.	1,000	31,733

Konica Minolta Holdings, Inc.	1,000	10,453

Namco Bandai Holdings, Inc.	400	4,397

Sankyo Co. Ltd.	100	5,341

Shimano, Inc.	100	3,826

Tattersall’s Ltd.	2,323	4,771

Yamaha Corp.	300	3,752

Total		64,273

Machinery–1.3%
Alfa Laval AB	800	7,615

Amada Co. Ltd.	1,000	6,212

Atlas Copco AB, Series A	1,393	13,918

Atlas Copco AB, Series B	816	7,361

Daikin Industries Ltd.	500	16,126

HINO MOTORS, LTD.	1,000	3,121

Hitachi Construction Machinery
Co. Ltd.	200	3,267
[1]Ishikawajima-Harima Heavy
Industries Co. Ltd.	3,000	5,196
Japan Steel Works Ltd.	1,000	12,361

JTEKT Corp.	400	4,069

Kawasaki Heavy Industries Ltd.	3,000	8,275

Komatsu Ltd.	2,100	32,492

Kubota Corp.	2,000	16,530

Linde AG	335	27,443

MAN AG	225	13,785

Metso OYJ	290	5,408

Minebea Co. Ltd.	1,000	4,262

Mitsubishi Heavy Industries Ltd.	6,000	24,889

Mitsui Engineering &
Shipbuilding Co. Ltd.	1,000	2,354
NGK Insulators Ltd.	1,000	20,429

NSK Ltd.	1,000	5,081

NTN Corp.	1,000	4,013

Sandvik AB	2,144	15,875

Scania AB	700	6,926

Schindler Holding AG	48	2,974

SembCorp Marine Ltd.	1,400	2,601

SMC Corp.	100	10,775

Sumitomo Heavy Industries Ltd.	1,000	4,470

THK Co. Ltd.	200	2,993

Volvo AB, Series A	2,300	14,160

Volvo AB, Series B	914	5,615

Wartsila OYJ	200	6,432

Zardoya Otis SA	257	5,362

Total		322,390

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	65

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Marine–0.2%
A.P. Moller-Maersk A	1	$5,855

A.P. Moller-Maersk Group A/S	2	11,974

Cosco Corp. Singapore Ltd.	2,000	1,727

Kamigumi Co. Ltd.	1,000	8,441

Kawasaki Kisen Kaisha Ltd.	1,000	4,127

Mitsui OSK Lines Ltd.	2,000	13,004

Neptune Orient Lines Ltd.	1,000	1,022

Nippon Yusen Kabushiki Kaisha	2,000	8,649

Total		54,799

Media–1.0%
British Sky Broadcasting PLC	2,372	17,753

Dentsu, Inc.	400	8,421

Eutelsat Communications	186	4,794

Fuji Television Network, Inc.	1	1,509

Gestevision Telecinco SA	184	1,715

1JC Decaux SA	134	2,126

John Fairfax Holdings Ltd.	4,676	4,595

Jupiter Telecommunications Co.
Ltd.	6	4,555
Lagardere SCA	244	8,097

M6-Metropole Television	111	2,098

Mediaset SpA	1,585	8,872

Pearson PLC	1,683	16,873

Publicis Groupe	273	8,317

Reed Elsevier NV	1,342	14,756

Reed Elsevier PLC	2,486	18,504

Sanoma-WSOY OYJ	190	2,943

SES-FDR	587	11,184

Singapore Press Holdings Ltd.	3,000	6,546

Television Broadcasts Ltd.	1,000	3,890

Television Francaise 1 (TFI)	255	2,858

Thomson Reuters PLC	372	10,598

Toho Co. Ltd.	200	3,267

Tokyo Broadcasting System,
Inc.	100	1,572

Vivendi SA	2,739	65,416

Wolters Kluwer NV	593	10,351

WPP PLC	2,770	18,373

Total		259,983

Metals & Mining–3.8%
Acerinox SA	291	5,381

Alumina Ltd.	5,814	6,766

Anglo American PLC	2,849	82,643

Antofagasta PLC	839	8,108

ArcelorMittal	1,804	59,158

BHP Billiton Ltd.	7,082	198,037

BHP Billiton PLC	4,651	104,352

BlueScope Steel Ltd.	3,648	7,433

Daido Steel Co. Ltd.	1,000	4,107

Energy Resources of Australia
Ltd.	147	2,770
Eramet	11	2,871

Eurasian Natural Resources
Corp.	712	7,665
[1]Fortescue Metals Group Ltd.	2,681	8,184

Fresnillo PLC	396	3,387

Husqvarna AB. Series B NPV	840	10,321

JFE Holdings, Inc.	1,000	33,703

Johnson Matthey PLC	458	8,671

Kazakhmys PLC	435	4,508

Kobe Steel Ltd.	6,000	11,200

Kone OYJ	315	9,641

Lonmin PLC	333	6,425

Maruichi Steel Tube Ltd.	100	1,893

Mitsubishi Materials Corp.	2,000	6,243

[1]Mitsui Mining & Smelting Co.
Ltd.	1,000	2,592
Newcrest Mining Ltd.	1,040	25,556

Nippon Steel Corp.	11,000	42,207

Nisshin Steel Co. Ltd.	2,000	4,480

OneSteel Ltd.	2,595	5,392

Outokumpu OYJ	200	3,446

Oxiana Ltd.	6,416	4,754

Randgold Resources Ltd.	169	10,908

Rautaruukki OYJ	180	3,596

66	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Rio Tinto Ltd.	618	$25,982

Rio Tinto PLC	1,892	65,511

Salzgitter AG	80	7,001

Sims Group Ltd.	313	6,683

SSAB Svenskt Stal AB,
Class A	512	5,943
SSAB Svenskt Stal AB,
Class B	250	2,684
Sumitomo Metal Industries Ltd.	7,000	18,656

Sumitomo Metal Mining Co.
Ltd.	1,000	14,135
Tenaris SA	977	13,266

The Umicore Group	271	6,144

ThyssenKrupp AG	751	18,626

Tokyo Steel Manufacturing Co.
Ltd.	200	2,435
Vallourec Group	113	13,709

Vedanta Resources PLC	306	6,483

Voestalpine AG	254	6,962

Xstrata PLC	4,182	45,215

Yamato Kogyo Co. Ltd.	100	2,961

Total		958,794

Multi-line Retail–0.4%
Aeon Co. Ltd.	1,300	12,874

Compagnie Nationale a
Portefeuille	84	4,051
Harvey Norman Holdings Ltd.	1,080	2,870

Home Retail Group	1,905	8,147

Isetan Mitsukoshi Holdings Ltd.	640	6,531

J Front Retailing Co. Ltd.	1,000	4,781

Lifestyle International Holdings
Ltd.	1,500	1,955
Marks & Spencer Group PLC	3,512	17,677

Marui Co. Ltd.	500	3,526

Metro AG	241	11,495

Next PLC	404	9,762

PPR SA	157	12,801

Takashimaya Co. Ltd.	1,000	7,892

UNY Co. Ltd.	300	2,567

Total		106,929

Multi-Utilities–0.5%
ACEA SpA	235	2,863

AEM SpA	2,665	4,854

RWE AG	881	69,280

SP AusNet	2,967	1,840

United Utilities Group PLC	1,414	11,560

Veolia Environnement	879	25,867

Total		116,264

Office Electronics–0.4%
Brother Industries Ltd.	500	4,438

Canon Marketing Japan, Inc.	100	1,400

Canon, Inc.	2,300	75,371

Neopost SA	63	5,653

Ricoh Co. Ltd.	1,000	12,911

Total		99,773

Oil & Gas–6.5%
Aeroports de Paris	65	4,758

[1]Arrow Energy Ltd.	1,243	3,554

BG Group PLC	7,078	118,522

BP PLC	39,609	311,300

[1]Cairn Energy PLC	278	10,710

Caltex Australia Ltd.	300	3,346

Cosmo Oil Co. Ltd.	1,000	3,401

ENI SpA	5,489	129,670

Fortum OYJ	985	22,399

Galp Energia SGPS SA	389	5,454

Gaz de France SA	2,632	97,934

Hellenic Petroleum SA	230	2,222

Inpex Holdings, Inc.	2	16,012

Japan Petroleum Exploration Co.	100	5,548

[1]Lundin Petroleum AB	431	3,328

[1]Mongolia Energy Co. Ltd.	4,000	1,476

National Grid PLC	5,254	47,317

Neste Oil OYJ	277	3,845

Nippon Mining Holdings, Inc.	2,000	10,412

Nippon Oil Corp.	3,000	17,733

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	67

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Oil & Gas (continued)
[1]Norsk Hydro ASA	1,402	$7,185

OMV AG	341	12,760

Origin Energy Ltd.	1,910	22,521

[1]Paladin Energy Ltd.	1,236	4,908

Repsol YPF SA	1,585	35,421

Royal Dutch Shell PLC	7,482	186,822

Royal Dutch Shell PLC, B
shares	5,686	142,725
Santos Ltd.	1,820	21,460

Saras SpA	779	2,217

Showa Shell Sekiyu K.K.	400	4,239

Statoil ASA	2,318	45,574

TonenGeneral Sekiyu K.K.	1,000	10,194

Total SA	4,506	243,094

Tullow Oil PLC	1,758	27,110

Woodside Petroleum Ltd.	1,058	36,820

Total		1,621,991

Paper & Forest Products–0.2%
Holmen AB	130	2,833

Nippon Paper Group, Inc.	200	5,175

OJI Paper Co. Ltd.	2,000	8,607

[1]Stora Enso OYJ	1,180	6,220

Svenska Cellulosa AB	1,180	12,362

UPM-Kymmene OYJ	1,080	9,403

Total		44,600

Personal Products–0.5%
Beiersdorf AG	187	8,786

L’Oreal SA	521	38,914

Shiseido Co. Ltd.	1,000	16,406

Unilever PLC	2,774	64,976

Total		129,082

Pharmaceuticals–4.8%
[1]Actelion Ltd.	205	10,723

Astellas Pharma, Inc.	1,000	35,466

AstraZeneca PLC	3,052	134,065

Chugai Pharmaceutical Co. Ltd.	500	9,541

CSL Ltd.	1,304	33,765

Daiichi Sankyo Co. Ltd.	1,500	26,880

Dainippon Sumitomo Pharma
Co. Ltd.	300	2,626
Eisai Co. Ltd.	500	17,837

[1]Elan Corp. PLC	995	6,702

GlaxoSmithKline PLC	10,946	192,384

H Lundbeck A	100	1,901

Hisamitsu Pharmaceutical Co.,
Inc.	100	3,111
Ipsen SA	63	2,750

Kyowa Hakko Kogyo Co. Ltd.	591	6,687

Merck KGaA	134	13,620

Mitsubishi Tanabe Pharma Corp.	1,000	11,511

Novartis AG	4,462	180,804

Novo-Nordisk A/S	970	52,412

Ono Pharmaceutical Co. Ltd.	200	8,856

Orion OYJ	168	2,631

Roche Holding AG	1,483	201,536

Sanofi-Aventis	2,219	130,259

Santen Pharmaceutical Co. Ltd.	200	6,087

Shionogi & Co. Ltd.	1,000	19,361

Shire Ltd.	1,166	16,024

Takeda Pharmaceutical Co. Ltd.	1,600	62,387

Tsumura & Co.	100	3,121

UCB SA	207	6,620

Total		1,199,667

Real Estate–2.0%
[2]Ascendas Real Estate Investment
Trust	2,000	2,196
[1]Berkeley Group Holdings PLC	165	2,182

[2]British Land Co. PLC	1,869	11,744

[2]CapitaLand Ltd.	6,000	15,372

CapitaMall Trust	5,000	4,834

2CFS Retail Property Trust	3,172	4,215

Cheung Kong Holdings Ltd.	3,000	34,413

[2]Corio NV	102	4,957

2DB RREEF Trust	10,530	6,361

68	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Real Estate (continued)
[2]Fonciere des Regions	45	$3,381

[2]Gecina SA	33	2,040

2GPT Group	20,484	8,084

[2]Hammerson PLC	1,625	8,206

Hang Lung Group Ltd.	2,000	9,471

[2]Hang Lung Properties Ltd.	4,000	13,006

[2]Henderson Land Development
Co. Ltd.	2,000	11,393
[2]Hysan Development Co. Ltd.	1,158	2,959

2ICADE EMGP	40	3,283

[2]Japan Prime Realty Investment
Corp.	1	2,167
[2]Japan Real Estate Investment
Corp.	1	8,307
[2]Japan Retail Fund Investment
Corp.	1	4,625
[2]Kerry Properties Ltd.	1,558	6,875

[2]Klepierre SA	186	4,794

[2]Land Securities Group PLC	1,658	12,852

Lend Lease Corp. Ltd.	833	4,703

LEOPALACE21 Corp.	300	2,682

[2]Liberty International PLC	760	4,966

[2]Link Real Estate Investment
Trust (The Link REIT)	4,390	9,369
[2]Macquarie Goodman Group	5,235	1,560

[2]Macquarie Office Trust	4,146	701

[2]Mirvac Group	2,151	1,871

[2]Mitsubishi Estate Co. Ltd.	2,000	33,413

[2]Mitsui Fudosan Co. Ltd.	2,000	34,906

[2]New World Development Ltd.	5,479	9,855

[2]Nippon Building Fund, Inc.	1	8,566

Nomura Real Estate Holdings,
Inc.	100	1,732
[2]Nomura Real Estate Office
Fund, Inc.	1	6,367
2NTT Urban Development Corp.	2	1,939

Sacyr Vallehermoso SA	153	2,119

[2]Segro PLC	12,596	5,024

[2]Sino Land Co.	4,336	7,184

[2]Stockland Trust Group	5,172	13,371

[2]Sumitomo Realty & Development
Co. Ltd.	1,000	18,366
Sun Hung Kai Properties Ltd.	3,000	37,587

[2]Tokyo Tatemono Co. Ltd.	1,000	5,590

[2]Tokyu Land Corp.	1,000	4,563

[2]Unibail Holding	177	26,344

Westfield Group	4,364	39,998

Wharf Holdings Ltd.	3,250	13,797

Wheelock & Co. Ltd.	2,000	5,135

Total		489,425

Road & Rail–0.7%
Central Japan Railway Co.	3	18,449

ComfortDelgro Corp. Ltd.	4,000	3,536

1DSV A/S	400	4,951

East Japan Railway Co.	700	42,176

Firstgroup PLC	987	5,808

Hankyu Hanshin Holdings, Inc.	2,000	9,375

Keihin Electric Express Railway
Co. Ltd.	1,000	7,757
Keio Corp.	1,000	5,818

Keisei Electric Railway Co. Ltd.	1,000	5,973

Kintetsu Corp.	3,000	13,222

MTR Corp.	3,201	9,665

Nippon Express Co. Ltd.	2,000	9,105

Odakyu Electric Railway Co. Ltd.	1,000	8,566

Tobu Railway Co. Ltd.	2,000	11,760

Tokyu Corp.	2,000	10,100

West Japan Railway Co.	4	13,232

Total		179,493

Semiconductor Equipment & Products–0.4%
Advantest Corp.	300	5,444

ASM Pacific Technology	500	2,558

ASML Holding NV	898	19,401

Murata Manufacturing Co. Ltd.	400	17,007

1NEC Electronics Corp.	100	909

Nikon Corp.	1,000	17,360

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	69

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Semiconductor Equipment & Products (continued)
Seiko Epson Corp.	300	$4,900

Shinko Electric Industries	100	1,240

STMicroelectronics NV	1,411	10,550

Sumco Corp.	300	4,278

Tokyo Electron Ltd.	400	19,372

Total		103,019

Software–0.7%
[1]Autonomy Corp. PLC	490	11,582

Dassault Systemes SA	137	6,042

Konami Corp.	200	3,839

Nintendo Co. Ltd.	200	55,232

Oracle Corp. Japan	100	3,671

Sage Group PLC	2,714	7,951

SAP AG	1,857	74,643

Square Enix Co. Ltd.	100	2,349

Total		165,309

Specialty Retail–0.7%
Billabong International Ltd.	380	2,678

Compagnie Financiere
Richemont SA	1,176	24,432

Esprit Holdings Ltd.	2,500	14,016

Fast Retailing Co. Ltd.	100	13,067

Hennes & Mauritz AB	1,080	53,778

Inditex SA	484	23,187

Kingfisher PLC	5,169	15,117

Nitori Co. Ltd.	100	7,093

Sega Sammy Holdings, Inc.	300	3,805

USS Co. Ltd.	50	2,577

Yamada Denki Co. Ltd.	180	10,509

Yue Yuen Industrial Holdings
Ltd.	1,500	3,364

Total		173,623

Textiles & Apparel–0.4%
Adidas AG	412	15,654

Asics Corp.	1,000	9,126

Christian Dior SA	116	8,647

Hermes International	115	15,962

LVMH Moet Hennessy Louis
Vuitton SA	530	40,422
Puma AG Rudolf Dassler Sport	12	2,624

Swatch Group AG	64	10,264

Swatch Group AG-Registered
Shares	98	3,205

Total		105,904

Tobacco–0.8%
British American Tobacco PLC	4,207	115,773

Imperial Tobacco Group PLC	2,135	55,417

Japan Tobacco, Inc.	10	31,318

Swedish Match AB	500	8,100

Total		210,608

Trading Companies & Distributors–0.8%
Bunzl PLC	695	5,745

Hitachi High-Technologies Corp.	100	1,708

Itochu Corp.	3,000	20,906

Marubeni Corp.	3,000	13,315

Mitsubishi Corp.	2,900	53,772

Mitsui & Co. Ltd.	3,800	45,160

Sojitz Corp.	2,500	5,496

Sumitomo Corp.	2,500	25,459

Toyota Tsusho Corp.	400	5,948

[1]Wolseley PLC	623	11,867

Total		189,376

Transportation Infrastructure–0.4%
Abertis Infraestructuras SA	581	10,919

Auckland International Airport
Ltd.	1,654	1,716
Autostrade SpA	533	10,761

Brisa-Auto Estradas de Portugal
SA	609	4,376
Cintra Concesiones de
Infraestructuras de Transporte SA	456	2,826
Fraport AG Frankfurt Airport
Services Worldwide	78	3,334

70	AARP PORTFOLIOS 2009 ANNUAL REPORT	International Stock Market Portfolio

International Stock Market Portfolio (continued)

June 30, 2009

Portfolio of investments

	Shares	Value

Common Stocks (continued)
Transportation Infrastructure (continued)
Hopewell Highway
Infrastructure Ltd.	100	$56
Koninklijke Boskalis
Westminster NV	129	2,923
Kuehne & Nagel International
AG	111	8,691
Macquarie Airports	1,511	2,811

Macquarie Infrastructure Group	4,918	5,664

Societe Des Autoroutes Paris-
Rhin-Rhone	45	3,057
Transurban Group	2,556	8,605

Vinci SA	946	42,421

Total		108,160

Water Utilities–0.1%
Severn Trent PLC	496	8,926

Suez Environnement SA	564	9,840

Total		18,766

Wireless Telecommunication Services–1.3%
Bouygues SA	463	17,397

Carphone Warehouse Group
PLC	786	2,043
[1]Foxconn International
Holdings Ltd.	4,000	2,617
HIKARI TSUSHIN, INC.	100	2,255

KDDI Corp.	6	31,857

NTT DoCoMo, Inc.	34	49,785

StarHub Ltd.	1,000	1,478

Vodafone Group PLC	110,746	213,499

Total		320,931

Total Common Stocks–
(Identified Cost $22,740,565)		17,434,116

Preferred Stocks–0.2%
Automobiles–0.1%
Bayerische Motoren Werke AG	111	2,667

Porsche AG	182	12,197

Volkswagen AG	218	15,209

Total		30,073

Electrical Equipment–0.0%
Schindler Holding AG	100	6,206

Health Care Providers & Services–0.0%
Fresenius SE	167	9,012

Household Products–0.1%
Henkel KGaA	369	11,500

Multi-Utilities–0.0%
RWE AG	84	5,594

Total Preferred Stocks–
(Identified Cost $81,132)		62,385

Rights–0.0%
Rights/Warrants–0.0%
[1]Dowa Mining Co. Ltd. Rights
Exp. 1/29/10	1,000	10
[1]Fortis Rights Exp. 7/4/14	5,010	–

[1]Golden Agri-Resources Ltd.
Rights Exp. 7/16/09	1,944	268
[1]Neptune Orient Lines Rights
Exp. 7/8/09	750	91
[1]Renewable Energy Corp.
Rights Exp. 7/13/09	181	647
1UBI AZXOBCV Rights Exp.
7/3/09	1,265	86
1UBI BANCA SCPA Rights
Exp. 6/30/11	1,265	98
[1]Zardoya Otis SA Rights Exp.
6/12/09	257	261

Total Rights–
(Identified Cost $2,137)		1,461

Exchange-Traded Funds–26.7%
iShares MSCI Canada Index
Fund	77,200	1,653,624
iShares MSCI Emerging
Markets Index Fund	155,100	4,998,873

Total Exchange-Traded Funds–
(Identified Cost $5,483,957)		6,652,497

International Stock Market Portfolio	AARP PORTFOLIOS 2009 ANNUAL REPORT	71

	Shares	Value

Mutual Fund–1.1%
AIM Prime Fund
(At Net Asset Value)	270,091	$270,091

Total Investments–97.9%
(Identified Cost $28,577,882)		24,420,550

Other Assets & Liabilities–Net–2.1%		527,716

Total Net Assets–100.0%		$24,948,266

[1]	Non-income producing security.
[2]	Real Estate Investment Trust (REIT).

At June 30, 2009, the Portfolio had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

DJEuro Stoxx 50 Index	5	$168,100	September 2009	$(4,655)

FTSE 100 Index	1	$69,382	September 2009	$(1,646)

Topix Index	1	$95,873	September 2009	$(83)

MSCI EAFE Index	7	$456,015	September 2009	$(17,446)

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation/depreciation on open futures contracts is required to be treated as realized gain/loss for tax purposes.

See Notes to Financial Statements.

72	AARP PORTFOLIOS 2009 ANNUAL REPORT	Financial Statements

Financial Statements

Statements of assets and liabilities

June 30, 2009
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Assets:
Investments in securities, at value (identified cost of $66,610,367, $59,431,166 and $28,577,882, respectively)	$67,360,733	$45,624,756	$24,420,550
Cash denominated in foreign currency (identified cost $428,872)	–	–	428,049
Margin deposits at broker (identified cost $161,107)	–	–	164,723
Cash	–	480	–
Dividends and interest receivable	547,685	59,731	68,691
Receivable from adviser	3,355	7,217	4,610
Receivable for investments sold	892,582	–	880
Receivable for fund shares sold	–	35,257	16,360
Receivable for open foreign exchange contracts	–	–	1,208

Total assets	$68,804,355	$45,727,441	$25,105,071

Liabilities:
Payable for investments purchased	2,539,355	60,674	73,888
Payable for fund shares redeemed	5,000	–	–
Payable for futures daily variation margin	–	3,250	23,830
Payable for Trustees’ fees	5,000	5,000	5,000
Accrued portfolio accounting fees (Note 6)	7,230	10,019	12,228
Payable for open foreign exchange contracts	–	–	911
Accrued administration fees (Note 6)	1,872	1,317	720
Accrued transfer and dividend disbursing agent fees and expenses (Note 6)	333	333	333
Accrued audit fees	21,122	21,122	22,122
Accrued printing and postage expenses	3,224	3,224	3,224
Accrued legal fees	3,137	3,137	3,137
Accrued miscellaneous expense	8,892	8,892	11,412

Total liabilities	2,595,165	116,968	156,805

Net assets	$66,209,190	$45,610,473	$24,948,266

Net assets consist of:
Paid-in capital	$65,368,627	$62,637,259	$31,981,002
Net unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	750,366	(13,826,036)	(4,176,808)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	56,625	(3,206,605)	(2,857,502)
Undistributed net investment income	33,572	5,855	1,574

Net assets	$66,209,190	$45,610,473	$24,948,266

Shares of beneficial interest outstanding	6,540,794	6,277,030	3,257,027

Net asset value per share	$10.12	$7.27	$7.66

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	73

Statements of operations

Year ended June 30, 2009
	U.S. Bond Market Portfolio	U.S. Stock Market Portfolio	International Stock Market Portfolio

Investment income:
Dividends (net of taxes withheld of $0, $47 and $56,688, respectively)	$–	$1,058,886	$716,382
Interest	2,941,745	7,202	5,667

Total investment income	$2,941,745	$1,066,088	$722,049

Expenses:
Investment adviser fee (Note 6)	31,258	21,394	10,929
Administration fees (Note 6)	21,881	14,976	7,650
Transfer and dividend disbursing agent fees and expenses (Note 6)	4,000	4,000	4,000
Trustees’ fees	20,000	20,000	20,000
Audit fees	22,593	22,593	23,593
Legal fees	37,214	37,213	37,214
Portfolio accounting fees (Note 6)	95,216	104,141	153,751
Printing and postage expenses	8,891	8,891	8,891
Insurance expense	15,922	9,253	4,883
Miscellaneous	12,593	12,804	15,944

Total expenses	$269,568	$255,265	$286,855

Waivers and reimbursements (Note 6):
Waiver of investment adviser fee	(31,258)	(21,394)	(10,929)
Reimbursement of expenses by investment adviser	(82,017)	(126,901)	(210,352)

Total waivers and reimbursements	$(113,275)	$(148,295)	$(221,281)

Net expenses	156,293	106,970	65,574

Net investment income	2,785,452	959,118	656,475

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments and foreign currency transactions	104,785	(2,786,889)	(2,560,590)
Net realized loss on futures contracts	–	(177,923)	(185,534)
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	678,208	(11,289,643)	(5,333,094)

Net realized and unrealized gain (loss) on investments, translation of assets and liabilities in foreign currency and futures contracts	782,993	(14,254,455)	(8,079,218)

Change in net assets resulting from operations	$3,568,445	$(13,295,337)	$(7,422,743)

See Notes to Financial Statements.

74	AARP PORTFOLIOS 2009 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Statements of changes in net assets

	U.S. Bond Market Portfolio
	Year ended 6/30/09	Year ended 6/30/08

Increase (decrease) in net assets
Operations:
Net investment income	$2,785,452	$2,764,962
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	104,785	179,683
Net change in unrealized appreciation (depreciation) of investments, translation of assets and liabilities in foreign currency and futures contracts	678,208	728,898

Change in net assets resulting from operations	3,568,445	3,673,543

Distributions to shareholders:
From net investment income	(2,797,073)	(2,784,529)
From net realized gains on investments	(57,686)	–

Change in net assets resulting from distributions to shareholders	(2,854,759)	(2,784,529)

Share transactions:
Proceeds from sales of shares	21,521,478	24,505,645
Net asset value of shares issued on reinvestment of dividends	2,854,760	2,784,529
Cost of shares redeemed	(22,989,283)	(11,830,449)

Change in net assets resulting from share transactions	1,386,955	15,459,725

Change in net assets	2,100,641	16,348,739

Net assets:
Beginning of year	$64,108,549	$47,759,810

End of year	$66,209,190	$64,108,549

Undistributed net investment income included in net assets at end of period	$33,572	$12,003

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	75

U.S. Stock Market Portfolio		International Stock Market Portfolio
Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/09	Year ended 6/30/08

$959,118	$875,492	$656,475	$807,146

(2,964,812)	190,647	(2,746,124)	211,785

(11,289,643)	(7,842,779)	(5,333,094)	(4,131,430)

(13,295,337)	(6,776,640)	(7,422,743)	(3,112,499)

(928,191)	(860,659)	(686,045)	(897,393)
(154,427)	(600,023)	(15,298)	(414,219)

(1,082,618)	(1,460,682)	(701,343)	(1,311,612)

14,611,660	18,476,787	8,816,114	5,336,872
1,082,618	1,460,682	701,342	1,311,612
(7,446,130)	(5,546,673)	(3,666,812)	(2,281,411)

8,248,148	14,390,796	5,850,644	4,367,073

(6,129,807)	6,153,474	(2,273,442)	(57,038)

$51,740,280	$45,586,806	$27,221,708	$27,278,746

$45,610,473	$51,740,280	$24,948,266	$27,221,708

$5,855	$1,084	$1,574	$44,700

76	AARP PORTFOLIOS 2009 ANNUAL REPORT	Financial Statements

Financial Statements (continued)

Financial Highlights

(For a share outstanding throughout the period)

	U.S. Bond Market Portfolio
	Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/07	Year ended 6/30/06[1]
Net asset value, beginning of period	$9.98	$9.77	$9.70	$10.00
Income from investment operations:
Net investment income (loss)	0.44	0.48	0.49	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.15	0.22	0.07	(0.30)

Total from investment operations	0.59	0.70	0.56	(0.11)

Less distributions:
From net investment income	(0.44)	(0.49)	(0.49)	(0.19)
From net realized gains on investments	(0.01)	–	–	–

Total distributions	(0.45)	(0.49)	(0.49)	(0.19)

Net asset value, end of period	$10.12	$9.98	$9.77	$9.70

Total return[2,3]	6.12%	7.20%	5.78%	(1.05)%

Ratios to average net assets:
Net expenses	0.25%	0.25%	0.25%	0.25%[4]
Net investment income	4.46%	4.82%	4.99%	4.71%[4]
Expense waiver/reimbursement[5]	(0.18)%	(0.18)%	(0.40)%	(0.92)%[4]

Supplemental data:
Net assets, end of period (000 omitted)	$66,209	$64,109	$47,760	$27,968
Portfolio turnover	88%	62%	91%	112%

[1]  For the period from December 30, 2005 (inception date) to June 30, 2006.

[2]  Total returns for periods of less than one year are not annualized.

[3]  Total returns reflect waivers and/or expense reimbursements. Without these waivers and/or reimbursements, total return would have been lower.

[4]  Computed on an annualized basis.

[5]  This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above.

See Notes to Financial Statements.

Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	77

U.S. Stock Market Portfolio				International Stock Market Portfolio
Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/07	Year ended 6/30/06[1]	Year ended 6/30/09	Year ended 6/30/08	Year ended 6/30/07	Year ended 6/30/06[1]
$10.15	$11.91	$10.08	$10.00	$11.08	$13.00	$10.53	$10.00

0.16	0.18	0.18	0.07	0.22	0.40	0.31	0.20

(2.85)	(1.63)	1.84	0.08	(3.40)	(1.75)	2.54	0.50

(2.69)	(1.45)	2.02	0.15	(3.18)	(1.35)	2.85	0.70

(0.16)	(0.18)	(0.17)	(0.07)	(0.23)	(0.39)	(0.34)	(0.17)

(0.03)	(0.13)	(0.02)	–	(0.01)	(0.18)	(0.04)	–

(0.19)	(0.31)	(0.19)	(0.07)	(0.24)	(0.57)	(0.38)	(0.17)

$7.27	$10.15	$11.91	$10.08	$7.66	$11.08	$13.00	$10.53

(26.49)%	(12.35)%	20.23%	1.52%	(28.75)%	(10.62)%	27.41%	7.10%

0.25%	0.25%	0.25%	0.25%[4]	0.30%	0.30%	0.30%	0.30%[4]
2.24%	1.70%	1.67%	1.69%[4]	3.00%	2.86%	2.72%	4.03%[4]
(0.35)%	(0.25)%	(0.53)%	(1.34)%[4]	(1.01)%	(0.75)%	(0.90)%	(1.59)%[4]

$45,610	$51,740	$45,587	$25,669	$24,948	$27,222	$27,279	$18,673
14%	10%	5%	1%	25%	12%	4%	3%

78	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements

1. Organization

The U.S. Bond Market Portfolio, U.S. Stock Market Portfolio and International Stock Market Portfolio (the “Portfolios”) are each a series of AARP Portfolios (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Portfolios inception date was December 30, 2005.

The investment objective of the U.S. Bond Market Portfolio is to seek to produce the returns provided by the Barclays Capital Aggregate Bond Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the U.S. Stock Market Portfolio is to seek to produce the returns provided by the Morgan Stanley Capital International (“MSCI”) U.S. Investable Market 2500 Index® as closely as possible, before deduction of expenses of the Portfolio. The investment objective of the International Stock Market Portfolio is to seek to produce the returns provided by the MSCI All Country World Index, excluding the U.S. Index®, as closely as possible, before deduction of expenses of the Portfolio.

The Portfolios are used as investment vehicles for the AARP Funds and are not available to the public. Accordingly, the only shareholders in the Portfolios are AARP Funds and AARP, which provided a $45 million (value of $42.7 million at June 30, 2009) initial investment for the Portfolios. The initial investment was provided to facilitate the efficient operation of the Portfolios. Without this funding, it is anticipated that the Portfolios’ operation could be adversely impacted.

2. Significant accounting policies

The financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”), which require management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

INVESTMENT VALUATION

Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. An independent pricing service generally provides these prices. Stock holdings are valued at the latest quoted sales price or official closing price taken from the primary market in which the stock trades. If a security does not trade during the day, it is valued at the average of the latest quotes for buying and selling the security, the bid and ask prices. Bond holdings are generally valued as reported by an independent pricing service at what is called an “evaluated average price,” which considers such factors as comparable bond prices, yields, maturities and

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	79

ratings. Short-term investments with a maturity at issuance, or a remaining maturity at the time of purchase, of 60 days or less are generally valued at amortized cost, which approximates market value. Other open-end regulated investment companies are valued at their net asset value. Foreign securities quoted in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the close of trading as provided by an independent source.

Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolios’ pricing time but after the close of the securities’ primary markets (e.g. foreign securities), are valued by methods deemed by the Board of Trustees of AARP Portfolios to represent fair value. An investments valuation may differ depending on the method used and factors considered in determining value pursuant to the Portfolios fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in each Portfolio and, in accordance with procedures adopted by the Portfolio’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring. The International Stock Market Portfolio may use a fair valuation model to value international equity securities in determining net asset value in order to adjust for events which may occur between the close of foreign exchanges and the close of trading on the New York Stock Exchange.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar events, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

80	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolios’ investments carried at value:

U.S. Bond Market Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-Backed Securities	$–	$310,052	$–	$310,052
Corporate Bonds
Consumer Discretionary	–	1,297,416	–	1,297,416
Consumer Staples	–	493,856	–	493,856
Energy	–	1,468,847	–	1,468,847
Financials	–	5,276,258	–	5,276,258
Health Care	–	577,809	–	577,809
Industrials	–	974,308	–	974,308
Information Technology	–	345,395	–	345,395
Materials	–	386,843	–	386,843
Telecommunication Services	–	753,773	–	753,773
Utilities	–	907,525	–	907,525
Total Corporate Bonds	–	12,482,030	–	12,482,030
International Debt	–	3,084,283	–	3,084,283
Mortgage-Backed Securities	–	25,323,551	–	25,323,551
U.S. Treasury
U.S. Treasury Bonds	2,667,204	–	–	2,667,204
U.S. Treasury Notes	13,452,748	–	–	13,452,748
Total U.S. Treasury	16,119,952	–	–	16,119,952
U.S. Government Agencies	5,775,543	83,673	–	5,859,216
Commercial Mortgage-Backed Securities	–	2,272,669	–	2,272,669
Municipal Bonds	–	168,940	–	168,940
Mutual Fund	1,740,040	–	–	1,740,040
Total Investments	$23,635,535	$43,725,198	–	$67,360,733

U.S. Stock Market Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Consumer Discretionary	$4,792,465	$–	$–	$4,792,465
Consumer Staples	4,085,894	–	–	4,085,894
Energy	4,936,676	–	–	4,936,676
Financials	6,702,964	–	–	6,702,964
Health Care	6,013,990	–	–	6,013,990
Industrials	5,047,097	–	–	5,047,097
Information Technology	8,035,667	–	–	8,035,667

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	81

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Materials	$1,732,111		$–	$–	$1,732,111
Telecommunication Services	1,513,660		–	–	1,513,660
Utilities	2,056,516		–	–	2,056,516
Total Common Stocks	44,917,040		–	–	44,917,040
Rights	212				212
Mutual Funds	627,529		–	–	627,529
U.S. Treasury	79,975		–	–	79,975
Total Investments	45,624,756		–	–	45,624,756
Futures	(19,626)		–	–	(19,626)
Total Financial Instruments	$(19,626	) $	–	$–	$(19,626)

International Stock Market Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks
Aerospace & Defense	$135,953	$–	$–	$135,953
Air Freight & Couriers	62,342	–	–	62,342
Airlines	35,645	–	–	35,645
Auto Components	113,936	–	–	113,936
Automobiles	612,137	–	–	612,137
Banks	2,536,364	–	–	2,536,364
Beverages	322,613	–	–	322,613
Biotechnology	4,801	–	–	4,801
Building Products	72,914	–	–	72,914
Chemicals	500,807	–	–	500,807
Commercial Services & Supplies	141,192	–	–	141,192
Communications Equipment	190,005	–	–	190,005
Computers & Peripherals	74,673	–	–	74,673
Construction & Engineering	156,885	–	–	156,885
Construction Materials	113,724	–	–	113,724
Containers & Packaging	20,095	–	–	20,095
Distributors	81,623	–	–	81,623
Diversified Financials	539,432	3	–	539,435
Diversified Telecommunication Services	725,581	–	–	725,581
Electric Utilities	688,420	–	–	688,420
Electrical Equipment	374,269	–	–	374,269
Electronic Equipment & Instruments	178,262	–	–	178,262
Energy Equipment & Services	58,907	–	–	58,907
Food & Drug Retailing	376,123	–	–	376,123
Food Products	544,480	–	–	544,480
Gas Utilities	133,910	–	–	133,910
Health Care Equipment & Supplies	180,646	–	–	180,646
Health Care Providers & Services	41,904	–	–	41,904

82	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Hotels Restaurants & Leisure	$130,727	$–	$–	$130,727
Household Durables	237,019	–	–	237,019
Household Products	36,905	–	–	36,905
Industrial Conglomerates	133,481	–	–	133,481
Insurance	727,511	–	–	727,511
Internet & Catalog Retail	11,182	–	–	11,182
Internet Software & Services	51,177	–	–	51,177
IT Consulting & Services	45,309	–	–	45,309
Leisure Equipment & Products	64,273	–	–	64,273
Machinery	322,390	–	–	322,390
Marine	54,799	–	–	54,799
Media	259,983	–	–	259,983
Metals & Mining	958,794	–	–	958,794
Multi-Line Retail	106,929	–	–	106,929
Multi-Utilities	116,264	–	–	116,264
Office Electronics	99,773	–	–	99,773
Oil & Gas	1,621,991	–	–	1,621,991
Paper & Forest Products	44,600	–	–	44,600
Personal Products	129,082	–	–	129,082
Pharmaceuticals	1,199,667	–	–	1,199,667
Real Estate	489,425	–	–	489,425
Road & Rail	179,493	–	–	179,493
Semiconductor Equipment & Products	103,019	–	–	103,019
Software	165,309	–	–	165,309
Specialty Retail	173,623	–	–	173,623
Textiles & Apparel	105,904	–	–	105,904
Tobacco	210,608	–	–	210,608
Trading Companies & Distributors	189,376	–	–	189,376
Transportation Infrastructure	108,160	–	–	108,160
Water Utilities	18,766	–	–	18,766
Wireless Telecommunication Services	320,931	–	–	320,931
Total Common Stocks	17,434,113	3	–	17,434,116
Preferred Stocks
Automobiles	30,073	–	–	30,073
Electrical Equipment	6,206	–	–	6,206
Health Care Providers & Services	9,012	–	–	9,012
Household Products	11,500	–	–	11,500
Multi-Utilities	5,594	–	–	5,594
Total Preferred Stocks	62,385	–	–	62,385
Rights
Rights	1,183	278	–	1,461
Total Rights	1,183	278	–	1,461
Mutual Funds
Cash Equivalent	270,091	–	–	270,091
Exchange-Traded Funds	6,652,497	–	–	6,652,497
Total Mutual Funds	6,922,588	–	–	6,922,588

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	83

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Total Investments	$24,420,269	$281	$–	$24,420,550
Futures	(23,830)	–	–	(23,830)
Foreign Exchange Contracts	297			297
Total Financial Instruments	$(23,533)	$–	$–	$(23,533)

REPURCHASE AGREEMENTS

The Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the custodian, on behalf of a Portfolio, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. However, in the event of a counterparty default, retention of the collateral may be subject to legal proceedings. As of June 30, 2009, there were no repurchase agreements held in the Portfolios.

SECURITIES TRANSACTIONS, INCOME AND EXPENSES

Securities transactions are recorded on a trade date basis. Interest income is recorded daily on an accrual basis and includes amortization of premium and accretion of discount on investments. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Portfolio was notified of the dividend. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily. Many expenses are directly attributable to one Portfolio and, therefore, are charged accordingly. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

FUTURES CONTRACTS

The U.S. Stock Market Portfolio and the International Stock Market Portfolio may purchase and sell stock index futures contracts to fulfill their investment objectives when direct investment would otherwise not be practical, such as when cash positions are small. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued at the daily quoted

84	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

settlement price or at the mean between the bid and asked price if the last sale is not available. Unrealized gains or losses are recorded in a “variation margin” account. Daily, the U.S. Stock Market Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. The International Stock Market Portfolio payable for daily variation margin on the Asset and Liabilities page reflects the cumulative unrealized gain/loss position on current future transactions. When a contract is closed, the Portfolio recognizes a realized gain or loss. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended June 30, 2009, U.S. Stock Market Portfolio and International Stock Market Portfolio had realized net losses on futures contracts of $177,923 and $174,019, respectively.

FOREIGN EXCHANGE CONTRACTS

The International Stock Market Portfolio may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Portfolio may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Portfolio’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2009, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized Appreciation/ Depreciation

Contracts Purchased
9/30/2009	200,000 EUR	279,638 USD	$280,343	$705
9/30/2009	64,000 GBP	104,754 USD	105,257	503
9/30/2009	15,200,000 JPY	158,706 USD	157,795	(911)

Net unrealized appreciation on foreign exchange contracts				$297

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	85

FOREIGN CURRENCY TRANSLATION

The accounting records of the International Stock Market Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a Portfolio or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Portfolios’ Board of Trustees. The Portfolios will not incur any registration costs upon such resales. The Portfolios’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Portfolios’ Board of Trustees.

86	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments as of June 30, 2009

U.S. Stock Market Portfolio

	Asset		Liability

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Equity contracts	Receivable for daily variation margin	$–	Payable for daily variation margin	$(19,626	)*

International Stock Market Portfolio

	Asset		Liability

	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Equity contracts	Receivable for daily variation margin	$–	Payable for daily variation margin	$(23,830	)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$1,208	Payable for foreign exchange contracts	$(911)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. The U.S. Stock Market Portfolio current day’s variation margin is reported within the Statement of Assets and Liabilities. The International Stock Market Portfolio variation reflects all current open futures cumulative gain/loss on open futures positions.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

U.S. Stock Market Portfolio	Futures

Equity contracts	$(177,923)

AARP International Stock Market Portfolio	Forward Currency Commitments	Futures	Total

Equity contracts	$–	$(185,534)	$(185,534)
Foreign exchange contracts	$3,851	$–	$3,851
Total	$3,851	$(185,534)	$(181,683)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

AARP U.S. Stock Market Portfolio	Futures

Equity contracts	$18,129

AARP International Stock Market Portfolio	Forward Currency Commitments	Futures	Total

Equity contracts	$–	$10,888	$10,888
Foreign exchange contracts	$297	$–	$297
Total	$297	$10,888	$11,185

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	87

FEDERAL TAXES

The Portfolios intend to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders; therefore, no federal income or excise tax provision is required.

Management has analyzed the Portfolios’ tax position taken on federal income tax returns for all open years and has concluded that as of June 30, 2009, no provision for income taxes would be required in the Portfolios’ financial statements. As of June 30, 2009, tax years 2006 through 2009 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the state of Delaware.

CUSTODIAN FEES

Custodian fees are included in “Portfolio accounting fees” in the Statements of Operations and may include interest expense incurred by the Portfolios on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolios pay interest to their custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolios at a rate equal to the Federal Funds Rate plus 2.00%. For the year ended June 30, 2009, the U.S. Bond Market Portfolio paid $266 in overdraft fees, the U.S. Stock Market Portfolio paid $188 in overdraft fees and the International Stock Market Portfolio paid $73 in overdraft fees.

INDEMNIFICATIONS

The Portfolios’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolios. In the normal course of business, the Portfolios may also enter into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolios. The risk of material loss from such claims is considered remote.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Income distributions, if any, are declared and paid quarterly by the U.S. Stock Market Portfolio and International Stock Market Portfolio, and are paid

88	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

monthly by the U.S. Bond Market Portfolio. Capital gains distributions, if any, are declared and paid annually by the Portfolios.

SUBSEQUENT EVENTS

The Portfolios have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 31, 2009, the date the financial statements were available to be issued. This evaluation did not uncover in any subsequent events that necessitated disclosures and/or adjustments.

3. Capital share transactions

The Portfolios have authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest are as follows:

	Year Ended June 30, 2009	Year Ended June 30, 2008

U.S. Bond Market Portfolio
Shares sold	2,150,676	2,435,604
Dividends and/or distributions reinvested	286,366	277,458
Shares redeemed	(2,319,527)	(1,175,854)
Net increase	117,515	1,537,208

U.S. Stock Market Portfolio
Shares sold	2,035,070	1,639,791
Dividends and/or distributions reinvested	151,069	131,224
Shares redeemed	(1,005,288)	(501,759)
Net increase	1,180,851	1,269,256

International Stock Market Portfolio
Shares sold	1,214,155	432,845
Dividends and/or distributions reinvested	91,817	100,308
Shares redeemed	(505,129)	(185,810)
Net increase	800,843	347,343

4. Purchases and sales of securities

The aggregate cost of purchases and proceeds from sales of securities for the year ended June 30, 2009, excluding U.S. Government and short-term obligations were as follows:

Portfolio Name	Purchases	Sales

U.S. Bond Market Portfolio	$3,827,077	$3,311,642
U.S. Stock Market Portfolio	$14,872,020	$6,064,187
International Stock Market Portfolio	$11,510,456	$5,374,428

The aggregate cost of purchases and proceeds from sales of U.S. government securities for U.S. Bond Market Portfolio, for the year ended June 30, 2009, was $51,502,944 and $52,512,561, respectively.

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	89

5. Federal income tax information

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are attributable to the differing treatments for the deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and differing treatments for futures and foreign currency transactions. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by a Portfolio. Additionally, short-term capital gains are considered ordinary income for income tax purposes. The tax character of distributions paid during the fiscal years ended June 30, 2009, and 2008, was as follows:

	Distributions paid from:

	2009			2008

Portfolio name	Ordinary income	Long-Term capital gains	Total	Ordinary Income	Long-Term capital gains	Total

U.S. Bond Market Portfolio	$2,814,047	$40,712	$2,854,759	$2,784,529	$–	$2,784,529
U.S. Stock Market Portfolio	$928,301	$154,317	$1,082,618	$1,002,945	$457,737	$1,460,682
International Stock Market Portfolio	$686,045	$15,298	$701,343	$1,005,002	$306,610	$1,311,612

Reclassifications have been made to the Portfolios’ components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses, foreign currency losses, real estate investment trusts and passive foreign investment companies. During the fiscal year ended June 30, 2009, the following amounts were reclassified:

Portfolio name	Undistributed net investment income (loss)	Accumulated net realized gains (loss)

U.S. Bond Market Portfolio	$33,190	$(33,190)
U.S. Stock Market Portfolio	$(26,156)	$26,156
International Stock Market Portfolio	$(13,556)	$13,556

Net investment income (loss), net realized gains (losses), and net assets were not affected by these reclassifications.

90	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

The table below represents distribution requirements the Portfolios must satisfy under the income tax regulations. In addition, the table represents losses the Portfolios may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes. Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following year.

Portfolio name	Undistributed net investment income	Undistributed long-term gain	Accumulated loss carryforward*	Post October losses deferred	Net unrealized appreciation (depreciation) based on cost of securities and other investments for federal income tax purposes

U.S. Bond Market Portfolio	$79,342	$16,596	$–	$–	$744,625
U.S. Stock Market Portfolio	$5,855	$–	$(150,887)	$(470,798)	$(16,410,956)
International Stock Market Portfolio	$19,862	$–	$(163,356)	$(2,123,915)	$(4,765,328)

*

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009, are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Portfolio name	Federal tax cost of securities	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

U.S. Bond Market Portfolio	$66,616,108	$1,815,730	$(1,071,105)	$744,625
U.S. Stock Market Portfolio	$62,035,712	$1,687,523	$(18,098,479)	$(16,410,956)
International Stock Market Portfolio	$29,183,550	$1,323,170	$(6,086,170)	$(4,763,000)

At June 30, 2009, the Portfolios had capital loss carryforwards which will reduce the Portfolios taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for

Notes to Financial Statements	AARP PORTFOLIOS 2009 ANNUAL REPORT	91

federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Portfolio Name	2017

U.S. Stock Market Portfolio	$150,887
International Stock Market Portfolio	$163,356

6. Fees and other transactions with affiliates

MANAGEMENT AND SUB-ADVISER FEES

The Trust has an investment advisory agreement with AARP Financial Incorporated (“AARP Financial”) which delegates to AARP Financial the responsibility to manage the investment activities of the Portfolios, including the overall investment program of the Portfolios. AARP Financial is also responsible for overseeing the Portfolios’ sub-adviser, SSgA Funds Management, Inc. (“SSgA FM”), which manages the day-to-day investments of the Portfolios’ assets. Each Portfolio pays to AARP Financial an annual fee of 0.05% of its average daily net assets. AARP Financial pays SSgA FM for its sub-advisory services out of these fees. For the year ended June 30, 2009, the effective management fee rates are as shown below:

Portfolio Name	Effective management fee percentage (prior to waiver/reimbursement at AARP Funds level	Effective management fee percentage (after waiver/reimbursement at AARP Funds level

U.S. Bond Market Portfolio	0.05%	0.00%
U.S. Stock Market Portfolio	0.05%	0.00%
International Stock Market Portfolio	0.05%	0.00%

For the year ended June 30, 2009, AARP Financial contractually waived/reimbursed the following fees.

Portfolio Name	Management fee waiver	Reimbursement of other operating expenses

U.S. Bond Market Portfolio	$31,258	$82,017
U.S. Stock Market Portfolio	$21,394	$126,901
International Stock Market Portfolio	$10,929	$210,352

Had AARP Financial not waived/reimbursed these fees, returns for the Portfolios would have been lower.

ADMINISTRATION FEES

As the Portfolios’ administrator, AARP Financial provides the Portfolios with general administrative duties associated with the day-to-day operations of the Portfolios and monitors and coordinates the activities of the other service providers to the Portfolios. For its administrative

92	AARP PORTFOLIOS 2009 ANNUAL REPORT	Notes to Financial Statements

Notes to Financial Statements (continued)

services, AARP Financial is entitled to receive an annual fee of .035% of each Portfolio’s average daily net assets.

SUB-ADMINISTRATION AND CUSTODIAN FEES

State Street Bank and Trust Company (“State Street”) acts as the sub-administrator, custodian and fund accounting agent for the Portfolios. State Street is a subsidiary of State Street Corporation and an affiliate of SSgA FM. Under the terms of the sub-administration agreement, AARP Financial pays to State Street an annual fee at the rate of 0.0175% of the first $6 billion of the Portfolios’ average daily net assets and then a decreasing rate for average daily net assets above that level. Under the terms of the custody agreement, (which includes fund accounting services) each Portfolio pays to State Street an annual fee at the rate of 0.0075% of the first $2 billion of the Portfolio’s average daily net assets and 0.0025% of the Portfolio’s average daily net assets over $2 billion, plus out of pocket expenses.

Each Portfolio pays to State Street an annual fee at the rate of $4,000 for transfer agency services. State Street has in turn delegated transfer agency services to its affiliate, Boston Financial Data Services, Inc.

TRUSTEE COMPENSATION

The Trust is supervised by a Board of Trustees, (the “Board”). The Board represents the interests of the Portfolios and their shareholders. The Board meets periodically throughout the year to oversee the Portfolios’ activities. The Board consists of four “Independent Trustees” and one Trustee who is affiliated with the Investment Adviser to the Portfolios (“Interested Trustee”). The Interested Trustee and Officers of the Trust do not receive any compensation from the Portfolios for their service on the Board. The compensation of the Independent Trustees consists of an annual retainer paid quarterly. Compensation paid by the Portfolios to the Independent Trustees is included in the Portfolios’ Statements of Operations.

Report of Independent Registered Public Accounting Firm	AARP PORTFOLIOS 2009 ANNUAL REPORT	93

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

AARP Portfolios:

We have audited the accompanying statements of assets and liabilities of U.S. Bond Market Portfolio, U.S. Stock Market Portfolio, and International Stock Market Portfolio, each a series of AARP Portfolios, including the portfolio of investments, as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Bond Market Portfolio, U.S. Stock Market Portfolio, and International Stock Market Portfolio as of June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2009

94	AARP PORTFOLIOS 2009 ANNUAL REPORT	AARP Portfolios–Supplemental Information

AARP Portfolios—

Supplemental Information

2009 U.S. Tax Distribution Information to Shareholders

Corporate Dividends Received Deduction. For the year ended June 30, 2009, a percentage of dividends distributed by the Funds listed below qualifies for the dividends received deduction for corporate shareholders. These percentages are as follows:

Fund	Qualifying percentages

U.S. Bond Market Portfolio	–%
U.S. Stock Market Portfolio	100.00
International Stock Market Portfolio	–

Qualified Dividend Income. Dividends distributed by the Funds during the fiscal year ended June 30, 2009, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts and corresponding percentage of dividends paid are as follows:

Fund	Percentage of dividends paid	Amounts

U.S. Bond Market Portfolio	–%	$–
U.S. Stock Market Portfolio	100.00	984,879
International Stock Market Portfolio	100.00	739,739

Proxy voting policies, procedures and record

Both a description of the policies and procedures that AARP Financial uses to determine how to vote proxies on behalf of the AARP Portfolios relating to portfolio securities and information regarding how AARP Financial voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available on our web site at www.aarpfunds.com and, without charge, upon request, by calling us at 1-800-958-6457. Such information for the AARP Portfolios is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder statements and reports

When we send financial reports, prospectuses and other regulatory materials to shareholders, we attempt to reduce the volume of mail you receive by sending one copy of these documents to two or more account holders who share the same address. However, if you wish to receive individual copies of materials, please contact us at 1-800-958-6457. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.

AARP Portfolios–Supplemental Information	AARP PORTFOLIOS 2009 ANNUAL REPORT	95

Statement regarding availability of quarterly portfolio schedule

The Portfolios will file complete schedules of investments with the SEC for the quarters ended September 30 and March 31 of each fiscal year (commencing with the quarter ended March 31, 2006) on Form N-Q which will be available on the SEC’s website at www.sec.gov. Additionally, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. For information on the Public Reference Room, call 1-800-SEC-0330.

96	AARP PORTFOLIOS 2009 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited)

The Board of Trustees (“Board”) of the AARP Portfolios oversee the operation and management of the Portfolios.

The Board is comprised of four trustees who are independent, meaning that they are not “interested persons” of AARP Portfolios for purposes of the Investment Company Act. Put simply, this means that they do not have material affiliations with AARP Portfolios, AARP Financial or SSgA FM apart from the personal investments they may have made in AARP Funds as private individuals.

Our independent board members bring distinguished backgrounds in business, academia and public service to their task of working with AARP Portfolios officers to establish policies and oversee the activities of the Portfolios.

The table below includes information about the trustees and officers of the Trust, including their:

•	business addresses;
•	ages;
•	principal occupations during the past five years; and
•	other directorships of publicly traded companies or funds.

Shareholders may communicate with the Board and officers by sending written correspondence to AARP Funds c/o the Funds’ Secretary, 650 F Street NW, Washington, D.C. 20004.

Trustees and officers

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Independent trustees

PETER C. CLAPMAN c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 73	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005–present); Director, National Association of Corporate Directors (non-profit private director education) (January 2005–present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005–present); Member, NASDAQ Listing Council (2005–present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972–July 2005).	8	Director, iPass, Inc. (February 2007–present).

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2009 ANNUAL REPORT	97

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

RICHARD M. REILLY c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 71	Trustee since 2006	Self-Employed Consultant (November 2002–present); Trustee, International Foundation for Retirement Education (InFRE) (September 2006–present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001–November 2002); President, Allmerica Financial Services (investments/insurance) (1995–November 2001).	8	None.

ELLEN B. SAFIR, CFA c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 64	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002–present); President, CFA Society of Washington, DC (July 2007–June 2008); Member, Investment Committee, United States Holocaust Memorial Museum (June 1997–present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986–2002).	8	None.

LYNN E. TURNER c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 57	Trustee since 2005	Trustee, Colorado Public Employees Retirement Association (COPERA) (August 2007–present); Managing Director/Senior Advisor, LECG (forensic accounting) (May 2009–present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003–March 2009); Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003–June 2007); Professor, Colorado State University (August 2001–June 2003); Chief Accountant, Securities and Exchange Commission (July 1998–August 2001).	8	Director, Guidance Software, Inc. (April 2007–February 2008); Director, Sun Microsystems, Inc. (November 2003–October 2006).

98	AARP PORTFOLIOS 2009 ANNUAL REPORT	About the Portfolios’ Board of Trustees and Officers

About the Portfolios’ Board of Trustees

and Officers (unaudited) (continued)

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee

Interested trustee

ROBERT R. HAGANS, JR.(3) c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 54	Trustee since 2008	Chief Financial Officer, AARP (2001–present); Director, AARP Financial Inc. (2007–2008); Director, Boys and Girls Club of America (2008–present).	8	Treasurer and Director, Industrial Bank, NA (2000–present)

(1)	Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.
(2)	The “Fund Complex” consists of the five AARP Funds and the three series of the AARP Portfolios, which are not offered to the public for investment.
(3)	Mr. Hagans is considered an interested trustee due to his position as Chief Financial Officer of AARP.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

Officers

RICHARD M. HISEY, CFA AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury MA 01876 Age: 50	President	President, AARP Financial Inc. (May 2008–present); Chief Investment Officer, AARP Financial Inc. (April 2006–present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005–2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002–2005); Senior Vice President, The Bank of New York (2000–2002).

JEFFREY J. GABOURY AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury MA 01876 Age: 40	Treasurer	Assistant Treasurer, AARP Financial Inc. (May 2008–November 2008); Deputy Treasurer, Lord, Abbett & Co. LLC (June 2006–April 2008); Treasurer and Chief Financial Officer of the New York Life Investment Management Group of Mutual Funds (December 2004–December 2005); Director of Compliance, Investors Bank & Trust Company (August 1996–November 2004).

SUSAN KIRKPATRICK AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876 Age: 43	Chief Compliance Officer	Chief Compliance Officer, AARP Financial Inc. (November 2007–present); Director of Compliance, AARP Financial Inc. (December 2005–November 2007); Chief Compliance Officer, Grail Partners (investment banking) (March 2005–December 2005); Director, Devonshire Financial Group (consulting) (September 2004–December 2005); NewRiver, Inc. (electronic delivery of compliance documents) (July 1999–September 2004).

About the Portfolios’ Board of Trustees and Officers	AARP PORTFOLIOS 2009 ANNUAL REPORT	99

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years

MARC DUFFY AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 51	Secretary	Associate General Counsel, AARP Financial Inc. (August 2006–present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (September 1999–January 2004).

JULIE TEDESCO State Street Bank and Trust Company 4 Copley Place, 5th Floor, Boston, MA 02116 Age: 51	Assistant Secretary	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2000–present).

(1)

Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

Additional information about AARP Portfolios’ trustees is provided in the Statement of Additional Information and is available without charge, upon request, by calling 1-800-958-6457.

AARP Portfolios

P.O. Box 909

Tewksbury, MA 01876-0909

©2009 AARP Portfolios

ARP-AR-002-0809

Item 2.	Code of Ethics

(a)	AARP Portfolios (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and senior financial officer, including the principal financial officer, controller or principal accounting officer, or persons performing similar functions, regardless of whether these persons are employed by the Registrant or a third party.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

(a)	(1)	The Board of Trustees of the Registrant has determined that the Registrant has a member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert.”

	(2)	For the reporting period, the name of the audit committee financial expert was Lynn Turner. Mr. Turner was deemed to be “independent” as that term is defined in Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees – The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the last two fiscal years ended June 30, 2009 and June 30, 2008 were $67,937.50 and $58,387.50, respectively.

(b)	Audit-Related Fees – The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal years ended June 30, 2009 and June 30, 2008 for assurance and related services rendered by the independent registered public accounting firm to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal years ended June 30, 2009 and June 30, 2008, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(c)	Tax Fees – During the fiscal years ended June 30, 2009 and June 30, 2008, no fees for tax compliance, tax advice, tax planning and tax return preparation were billed by the independent registered public accounting firm to the Registrant.

During the fiscal years ended June 30, 2009 and June 30, 2008, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

During the fiscal years ended June 30, 2009 and June 30, 2008, the Registrant was billed $26,040 and $19,725, respectively by another accounting firm for tax compliance, tax advice, tax planning and tax return preparation.

During the fiscal years ended June 30, 2009 and June 30, 2008, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by another accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(d)	All Other Fees – During the fiscal years ended June 30, 2009 and June 30, 2008, there were no fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4.

During the fiscal years ended June 30, 2009 and June 30, 2008, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

(e)(1)	Pre-Approval Policies and Procedures

It is the general policy of the Audit Committee not to approve non-audit services. In considering whether to approve non-audit services, the Audit Committee will consider the following:

(a)	whether the service is being performed principally for the Audit Committee;

(b)	the effects of the service, if any, on audit effectiveness or on the quality and timeliness of the AARP Portfolios’ financial reporting process;

(c)	whether the service would be performed by specialists (e.g., technology specialists) who ordinarily also provide recurring audit support;

(d)	whether the service would be performed by audit personnel and, if so, whether it will enhance their knowledge of the AARP Portfolios’ business and operations;

(e)	whether the role of those performing the service would be inconsistent with the Auditor’s role (e.g., a role where neutrality, impartiality and auditor skepticism are likely to be subverted);

(f)	whether the audit firm’s personnel would be assuming a management role or creating a mutuality of interest with management;

(g)	whether the auditors, in effect, would be auditing their own numbers;

(h)	whether the project must be started and completed very quickly and therefore is not a longer term relationship;

(i)	whether the audit firm has unique service expertise in the service that cannot be obtained from another service provider; and

(j)	the size of the fee(s) for the non-audit service(s).

(e)(2)	Percentage of Services.

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the Registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	No disclosures are required by this Item 4(f).

(g)	During the fiscal years ended June 30, 2009 and June 30, 2008, the aggregate non-audit fees billed by the Registrant’s independent registered public accounting firm for services rendered to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h)	No disclosures are required by this Item 4(h).

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. During the reporting period for this Form N-CSR, the following material changes were made to these procedures: for nominating shareholders, eliminate the minimum ownership and holding period requirements; and eliminate certain restrictions on affiliations between a nominee and nominating shareholder.

Item 11.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics referred to in Item 2 is attached hereto.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are attached hereto. (Ex-99.906CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Richard M. Hisey
Richard M. Hisey
President (principal executive officer) of AARP Portfolios

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Hisey
Richard M. Hisey
President (principal executive officer) of AARP Portfolios

Date: August 25, 2009

By:	/s/ Jeffrey J. Gaboury
Jeffrey J. Gaboury
Treasurer (principal financial officer) of AARP Portfolios

Date: August 25, 2009